As filed with the Securities and Exchange Commission on July 25, 2005

                                                       1933 Act File No. 2-72658
                                                     1940 Act File No. 811-03196

                        SECURITIES AND EXCHANGE COMMISION
                              Washington, DC 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                       Post-Effective Amendment No. 40 [X]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                              Amendment No. 41 [X]

                        (Check appropriate box or boxes.)

                             CASH RESERVE FUND, INC.
                             -----------------------
          (formerly, Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.)
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                   -------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)
        Registrant's Telephone Number, including Area Code (410) 895-5000

                                Daniel O. Hirsch
                                One South Street
                            Baltimore, Maryland 21202
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Burton M. Leibert, Esq.
                            Willkie, Farr & Gallagher
                               787 Seventh Avenue
                            New York, New York 10019

                          -----------------------------

It is proposed that this filing will become effective
(check appropriate box)

[   ]    immediately upon filing pursuant to paragraph (b)
[ X ]    on July 25, 2005 pursuant to paragraph (b)
[   ]    60 days after filing pursuant to paragraph (a)(1)
[   ]    75 days after filing pursuant to paragraph (a)(2)
[   ]    on [date] pursuant to paragraph (a) of rule 485

Deutsche Bank Alex. Brown





Cash Reserve Fund







Prime Series
Treasury Series
Tax-Free Series



Prospectus




July 25, 2005














Like shares of all mutual funds, these
securities have not been approved or
disapproved by the Securities and Exchange
Commission, nor has the Securities and
Exchange Commission passed upon the accuracy
or adequacy of this prospectus. Any
representation to the contrary is a criminal
offense.                                                    Deutsche Bank [LOGO]

--------------------------------------------------------------------------------

Table of Contents

CASH RESERVE FUND, INC.
PRIME SERIES, TREASURY SERIES AND TAX-FREE SERIES



     3  Prime Series                    Information Concerning All Series


    13  Treasury Series                     30  Who Manages and Oversees
                                                the Fund
    21  Tax-Free Series
                                            33  Calculating the Fund's Share
                                                Price

                                            34  Understanding Distributions
                                                and Taxes

                                            36  Buying and Selling Fund
                                                Shares

--------------------------------------------------------------------------------
                                                       ticker symbol  |   ABRXX
                                                                      |
                                                         fund number  |   211

Cash Reserve Fund -- Prime Series
--------------------------------------------------------------------------------


Overview of the Prime Series

Goal: The Prime Series seeks a high level of current income consistent with liquidity and the preservation of capital.

Core Strategy: The Prime Series invests in high quality, short-term money market instruments. The series offers shares through securities dealers and financial institutions that act as shareholder servicing agents.

Investment Policies and Strategies: The Prime Series seeks to achieve its goal by investing in high quality money market instruments, maintaining an average maturity of 90 days or less. The Prime Series attempts to maintain a stable price of $1.00 per share by investing in securities that are valued in US dollars and have remaining maturities of 397 days or less.

Principal Risks of Investing in the Prime Series

Although the Prime Series seeks to preserve the value of your investment at $1.00 per share, there are risks associated with investing in the Prime Series. For example:

o A sharp rise in interest rates could cause the bond market and individual securities in the Prime Series' portfolio to decline in value. The Prime Series' yield can be expected to decline during periods of falling interest rates.

o An issuer's creditworthiness could decline, which in turn may cause the value of that issuer's securities in the Prime Series' portfolio to decline.

o  Securities held by the Prime Series could perform poorly.



Who Should Consider Investing in the Prime Series


You should consider investing in the Prime Series if you are seeking income from your investment while striving to minimize the risk of loss of principal and maintaining liquidity.


You should not consider investing in the Prime Series if you seek long-term capital growth. Although it provides a convenient means of diversifying short-term investments, the Prime Series by itself does not constitute a balanced investment program.

An investment in the Prime Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Prime Series seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the Prime Series.

Total Returns, After Fees and Expenses


The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Prime Series shares by showing changes in the Prime Series shares' performance from year to year. The bar chart shows the Prime Series shares' actual total return for each of the past 10 calendar years. The table shows the Prime Series shares' average annual return over the last calendar year, last five calendar years and last 10 calendar years.

As of December 31, 2004, the Prime Series' 7-day yield was 1.58%. To learn the current 7-day yield, investors may call the fund's Service Center at 1-800-730-1313.

--------------------------------------------------------------------------------

The 7-day yield, which is often referred to as the "current yield," is the income generated by the Prime Series over a seven-day period. This amount is then annualized, which means that we assume the Prime Series generates the same income every week for a year. The "total return" of the Prime Series is the change in the value of an investment in the Prime Series over a given period. Average annual returns are calculated by averaging the year-by-year returns of the Prime Series over a given period.

Cash Reserve Fund -- Prime Series


--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1995      5.53
1996      4.92
1997      4.99
1998      4.99
1999      4.65
2000      5.95
2001      3.72
2002      1.25
2003      0.57

2004      0.77


2005 Total Return as of June 30: 1.05%


During the periods shown, the Prime Series' highest return in any calendar quarter was 1.54% (Q4 2000) and its lowest quarterly return was 0.11% (Q3 2003). Past performance offers no indication of how the Prime Series will perform in the future.

--------------------------------------------------------------------------------
Average Annual Total Returns(1) (%) as of 12/31/2004
--------------------------------------------------------------------------------


           1 Year                     5 Years                   10 Years
--------------------------------------------------------------------------------

            0.77                       2.43                       3.72
--------------------------------------------------------------------------------


(1) These figures assume the reinvestment of dividends and capital gains distributions.

Annual Fund Operating Expenses


(expenses paid from Prime Series' assets)


The Annual Fund Operating Expenses table describes the fees and expenses that you may pay if you buy and hold Prime Series shares.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Management  Fees                                                  0.27%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                          0.25%
--------------------------------------------------------------------------------
Other Expenses (including a 0.07% shareholder servicing           0.17%
fee)
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                              0.69%
--------------------------------------------------------------------------------

The example below illustrates the expenses you would have incurred on a $10,000 investment in the Prime Series. The numbers assume that the Prime Series earned an annual return of 5% over the periods shown, that the Prime Series' operating expenses remained the same and that you sold your shares at the end of the period.


You may use this hypothetical example to compare the Prime Series' expense history with other funds. The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
Example                  1 Year        3 Years         5 Years        10 Years
--------------------------------------------------------------------------------

                          $70            $221           $384            $859
--------------------------------------------------------------------------------

A Detailed Look at the Prime Series

Objective


The Prime Series seeks a high level of current income consistent with liquidity and the preservation of capital by investing in high quality short-term money market instruments.


While Investment Company Capital Corp. ("ICCC" or the "Advisor") gives priority to earning income and maintaining the value of the Prime Series' principal at $1.00 per share, all money market instruments, including US Treasury obligations, can change in value when interest rates change or an issuer's creditworthiness changes.


Strategy


The Prime Series seeks current income by investing in high quality money market securities and maintains a dollar-weighted average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Prime Series in response to its outlook for interest rates and the economy. The Prime Series is managed in accordance with SEC Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). The Prime Series follows two policies designed to maintain a stable share price:

o Generally, Prime Series securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The Prime Series may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.


o The Prime Series buys US Treasury obligations, money market instruments and other debt obligations that at the time of purchase:


   - have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);

   - have received one of the two highest short-term ratings from one NRSRO (if only one organization rates the security);

   - are unrated, but are determined to be of comparable quality by the Advisor; or

   - have no short-term rating, but are rated in one of the top three highest long-term rating categories, and are determined to be of comparable quality by the Advisor.



Principal Investments


The Prime Series may invest in high quality, short-term, US dollar-denominated money market instruments paying a fixed, variable or floating interest rate. The Prime Series' investments may include:


o Debt obligations issued by US and foreign banks, financial institutions, corporations, municipalities or other entities, including certificates of deposit, bankers' acceptances, commercial paper, variable rate demand notes, funding agreements and US Treasury obligations. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security's maturity.


o US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US government.


o Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

o Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

o The Prime Series may invest up to 10% of its total assets in nonaffiliated money market mutual funds with investment objectives and policies that are comparable to those of the Prime Series. The Prime Series may invest only in non-affiliated money market mutual funds that maintain an "AAA" rating by a nationally recognized statistical ratings organization.

The Advisor limits exposure to any one issuer.

Working in consultation with a credit team, the portfolio managers screen potential issuers and develop a list of securities the fund may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.



Risks


Set forth below are some of the prominent risks associated with money market mutual funds and the Advisor's approaches to contain them. Although the Advisor attempts to assess the likelihood that these risks may actually occur and to limit them, there is no guarantee that it will succeed. If a security no longer meets the Prime Series' credit rating requirements, we will attempt to sell that security within a reasonable time, unless selling the security would not be in the Prime Series' best interest.


Primary risks


There are several risk factors that could reduce the yield you get from the Prime Series or make it perform less well than other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the Prime Series adheres to the following practices:

o The Advisor limits the average maturity of the securities held by the Prime Series to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

o The Advisor primarily buys securities with remaining maturities of 397 days (about 13 months) or less which are less sensitive to interest rate changes than those of longer-term bonds.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. Additionally, some securities issued by US government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the US government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. To minimize credit risk, the Prime Series only buys securities determined by the Advisor to be of high quality with minimal credit risk. Also, the Prime Series primarily buys securities with remaining maturities of 397 days (about 13 months) or less. This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.


Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.


Security Selection Risk. While the Prime Series invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities in which the Advisor invests will not perform as expected. This could cause the Prime Series' returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the Prime Series to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the Prime Series can lose money because:

o  it cannot sell the securities at the agreed-upon time and price; or

o  the securities lose value before they can be sold.

The Prime Series seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The Prime Series also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Prepayment Risk. When a bond issuer, such as an issuer of asset backed securities, retains the right to pay off a high yielding bond before it comes due, the issuer may prepay principal earlier than scheduled and the Prime Series may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Prime Series' income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

Financial Highlights


The table below provides a picture of the Prime Series shares' financial performance for the past five fiscal years. Certain information selected reflects financial results for a single share of the series. The total returns in the table represent the rates of return that an investor would have earned or lost on an investment in the Prime Series, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Prime Series' financial statements, is included in the series' annual report. The annual report is available free of charge by calling the Service Center at 1-800-621-1048.

Cash Reserve Fund -- Prime Series

------------------------------------------------------------------------------------
 Years Ended March 31,             2005       2004        2003       2002      2001
------------------------------------------------------------------------------------

Selected Per Share Data
------------------------------------------------------------------------------------
Net asset value, beginning of    $ 1.00     $ 1.00      $ 1.00     $ 1.00    $ 1.00
period
------------------------------------------------------------------------------------
  Net investment income           .0111      .0050       .0108      .0270     .0578
------------------------------------------------------------------------------------
  Less: Distributions from net   (.0111)    (.0050)     (.0108)    (.0270)   (.0578)
  investment income
------------------------------------------------------------------------------------
Net asset value, end of period    $ 1.00    $ 1.00      $ 1.00     $ 1.00    $ 1.00
------------------------------------------------------------------------------------
Total Return (%)                   1.12        .47        1.08       2.74      5.94
------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of period     2,274,611  2,665,759   2,879,253  4,320,764 5,735,781
($ in thousands)
------------------------------------------------------------------------------------
Ratio of expenses (%)               .69        .67         .70        .67       .66
------------------------------------------------------------------------------------
Ratio of net investment income (%) 1.07        .51        1.10       2.76      5.77
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       ticker symbol  |   ABGXX
                                                                      |
                                                         fund number  |  247

Cash Reserve Fund -- Treasury Series
--------------------------------------------------------------------------------


Overview of the Treasury Series

Goal: The Treasury Series seeks a high level of current income consistent with liquidity and the preservation of capital.

Core Strategy: The Treasury Series invests in short-term securities issued by the US Treasury. The series offers shares through securities dealers and financial institutions that act as shareholder servicing agents.

Investment Policies and Strategies: The Treasury Series seeks to achieve its goal by investing in US Treasury Securities, maintaining an average maturity of 90 days or less. The Treasury Series attempts to maintain a stable price of $1.00 per share by investing in securities that have remaining maturities of 397 days or less.

Principal Risks of Investing in the Treasury Series

Although the Treasury Series seeks to preserve the value of your investment at $1.00 per share, there are risks associated with investing in the Treasury Series. For example:

o A sharp rise in interest rates could cause the bond market and individual securities in the Treasury Series' portfolio to decline in value. The yield on US Treasury securities is generally less than yields on other taxable investments because Treasury securities are generally viewed as involving minimal credit risk as compared to other taxable investments. The Treasury Series' yield can be expected to decline during periods of falling interest rates.

o  Securities held by the Treasury Series could perform poorly.


Who Should Consider Investing in the Treasury Series

You should consider investing in the Treasury Series if you are seeking income from your investment while striving to minimize the risk of loss of principal and maintaining liquidity.


You should not consider investing in the Treasury Series if you seek long-term capital growth. Although it provides a convenient means of diversifying short-term investments, the Treasury Series by itself does not constitute a balanced investment program.

An investment in the Treasury Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Treasury Series seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the Treasury Series.

Total Returns, After Fees and Expenses


The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Treasury Series shares by showing changes in the Treasury Series shares' performance from year to year. The bar chart shows the Treasury Series shares' actual total return for each of the past 10 calendar years. The table shows the Treasury Series shares' average annual return over the last calendar year, last five calendar years and last 10 calendar years.

As of December 31, 2004, the Treasury Series' 7-day yield was 1.27%. To learn the current 7-day yield, investors may call the fund's Service Center at 1-800-730-1313.

--------------------------------------------------------------------------------

The 7-day yield, which is often referred to as the "current yield," is the income generated by the Treasury Series over a seven-day period. This amount is then annualized, which means that we assume the Treasury Series generates the same income every week for a year. The "total return" of the Treasury Series is the change in the value of an investment in the Treasury Series over a given period. Average annual returns are calculated by averaging the year-by-year returns of the Treasury Series over a given period.

Cash Reserve Fund -- Treasury Series


--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1995      5.17
1996      4.65
1997      4.68
1998      4.54
1999      4.15
2000      5.48
2001      3.49
2002      1.15
2003      0.47

2004      0.61


2005 Total Return as of June 30: 0.90%


During the periods shown, the Treasury Series' highest return in any calendar quarter was 1.45% (Q4 2000) and its lowest quarterly return was 0.07% (Q1 2004). Total returns for the years 1994, 1995, 2000, 2001, 2002, 2003, 2004 and 2005
(as of June 30, 2005) would have been lower had certain expenses not been reduced. Past performance offers no indication of how the Treasury Series will perform in the future.

--------------------------------------------------------------------------------
Average Annual Total Returns(1) (%) as of 12/31/2004


--------------------------------------------------------------------------------
           1 Year                     5 Years                   10 Years
--------------------------------------------------------------------------------

            0.61                       2.22                       3.42
--------------------------------------------------------------------------------


(1) These figures assume the reinvestment of dividends and capital gains distributions.

Annual Fund Operating Expenses


(expenses paid from Treasury Series' assets)


The Annual Fund Operating Expenses table describes the fees and expenses that you may pay if you buy and hold Treasury Series shares.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Management  Fees                                                  0.25%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                          0.25%
--------------------------------------------------------------------------------
Other Expenses (including a 0.07% shareholder servicing           0.20%
fee)
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                              0.70%
--------------------------------------------------------------------------------

The example below illustrates the expenses you would have incurred on a $10,000 investment in the Treasury Series. The numbers assume that the Treasury Series earned an annual return of 5% over the periods shown, that the Treasury Series' operating expenses remained the same and that you sold your shares at the end of the period.


You may use this hypothetical example to compare the Treasury Series' expense history with other funds. The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
Example                  1 Year        3 Years         5 Years        10 Years
--------------------------------------------------------------------------------

                          $72            $224           $390            $871
--------------------------------------------------------------------------------

A Detailed Look at the Treasury Series

Objective


The Treasury Series seeks a high level of current income consistent with liquidity and the preservation of capital by investing in securities issued by the US Treasury.


While the Advisor gives priority to earning income and maintaining the value of the Treasury Series' principal at $1.00 per share, all money market instruments, including US Treasury obligations, can change in value when interest rates change or an issuer's creditworthiness changes.


Strategy


The Treasury Series seeks current income by investing in US Treasury securities and maintains a dollar-weighted average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Treasury Series in response to its outlook for interest rates and the economy. The Treasury Series is managed in accordance with SEC Rule 2a-7 under the 1940 Act. The Treasury Series follows the following policy designed to maintain a stable share price:

o Generally, Treasury Series securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase or have features that reduce their maturities to 397 days or less at the time of purchase.



Principal Investments

While the Treasury Series may invest, to a limited extent, in repurchase agreements, the Advisor expects that under normal market conditions 100% of the Treasury Series will be invested in US Treasury securities. The Treasury Series' investments may include:

o  US Treasury obligations.

o  US government securities that are issued or guaranteed by the US Treasury.

o The Treasury Series may invest up to 10% of its total assets in non-affiliated money market mutual funds with investment objectives and policies that are comparable to those of the Treasury Series. The Treasury Series may invest only in nonaffiliated money market mutual funds that maintain an "AAA" rating by a nationally recognized statistical ratings organization.


Working in consultation with a credit team, the portfolio managers screen potential issuers and develop a list of securities the fund may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.



Risks


Set forth below are some of the prominent risks associated with money market mutual funds and the Advisor's approaches to contain them. Although the Advisor attempts to assess the likelihood that these risks may actually occur and to limit them, there is no guarantee that it will succeed. If a security no longer meets the Treasury Series' credit rating requirements, we will attempt to sell that security within a reasonable time, unless selling the security would not be in the Treasury Series' best interest.


Primary risks


There are several risk factors that could reduce the yield you get from the Treasury Series or make it perform less well than other investments.


Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the Treasury Series adheres to the following practices:

o The Advisor limits the average maturity of the securities held by the Treasury Series to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

o The Advisor primarily buys securities with remaining maturities of 397 days (about 13 months) or less which are less sensitive to interest rate changes than longer-term bonds.


Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.


Security Selection Risk. While the Treasury Series invests in shortterm securities, which by nature are relatively stable investments, the risk remains that the securities in which the Advisor invests will not perform as expected. This could cause the Treasury Series' returns to lag behind those of similar money market funds.

Financial Highlights



The table below provides a picture of the Treasury Series shares' financial performance for the past five fiscal years. Certain information selected reflects financial results for a single share of the series. The total returns in the table represent the rates of return that an investor would have earned or lost on an investment in the Treasury Series, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Treasury Series' financial statements, is included in the series' annual report. The annual report is available free of charge by calling the Service Center at 1-800-621-1048.

Cash Reserve Fund -- Treasury Series

--------------------------------------------------------------------------------
 Years Ended March 31,              2005      2004      2003     2002     2001
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of    $ 1.00     $ 1.00    $ 1.00   $ 1.00   $ 1.00
period
--------------------------------------------------------------------------------
  Net investment income           .0092      .0039     .0098    .0250    .0539
--------------------------------------------------------------------------------
  Less: Distributions from net   (.0092)    (.0039)   (.0098)  (.0250)  (.0539)
  investment income
--------------------------------------------------------------------------------
Net asset value, end of period   $ 1.00     $ 1.00    $ 1.00   $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Total Return (%)^a                  .92        .40       .99     2.53     5.53
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period        329,520   376,821   390,982  745,638  866,508
($ in thousands)
--------------------------------------------------------------------------------
Ratio of expenses before expense    .70        .68       .67      .64      .61
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense     .68        .63       .62      .59      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)  .89        .39      1.01     2.47     5.36
--------------------------------------------------------------------------------

^a    Total return would have been lower had certain expenses not been reduced.

--------------------------------------------------------------------------------
                                                       ticker symbol  |   ABXXX
                                                                      |
                                                         fund number  |   243

Cash Reserve Fund -- Tax-Free Series
--------------------------------------------------------------------------------


Overview of the Tax-Free Series

Goal: The Tax-Free Series seeks a high level of tax-exempt current income consistent with liquidity and the preservation of capital.

Core Strategy: The Tax-Free Series invests in high quality, short-term municipal securities. The series offers shares through securities dealers and financial institutions that act as shareholder servicing agents.

Investment Policies and Strategies: The Tax-Free Series seeks to achieve its goal by investing in high quality municipal securities, maintaining an average maturity of 90 days or less. The Tax-Free Series attempts to maintain a stable price of $1.00 per share by investing in securities that are valued in US dollars and have remaining maturities of 397 days or less.

Principal Risks of Investing in the Tax-Free Series

Although the Tax-Free Series seeks to preserve the value of your investment at $1.00 per share, there are risks associated with investing in the Tax-Free Series. For example:

o A sharp rise in interest rates could cause the bond market and individual securities in the Tax-Free Series' portfolio to decline in value. The Tax-Free Series' yield can be expected to decline during periods of falling interest rates.

o An issuer's creditworthiness could decline, which in turn may cause the value of that issuer's securities in the Tax-Free Series' portfolio to decline.

o  Securities held by the Tax-Free Series could perform poorly.


Who Should Consider Investing in the Tax-Free Series

You should consider investing in the Tax-Free Series if you are seeking tax-free income from your investment while striving to minimize the risk of loss of principal and maintaining liquidity.


You should not consider investing in the Tax-Free Series if you seek long-term capital growth. Although it provides a convenient means of diversifying short-term investments, the Tax-Free Series by itself does not constitute a balanced investment program.

An investment in the Tax-Free Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Tax-Free Series seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the Tax-Free Series.

Total Returns, After Fees and Expenses


The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Tax-Free Series shares by showing changes in the Tax-Free Series shares' performance from year to year. The bar chart shows the Tax-Free Series shares' actual total return for each of the past 10 calendar years. The table shows the Tax-Free Series shares' average annual return over the last calendar year, last five calendar years and last 10 calendar years.

As of December 31, 2004, the Tax-Free Series' 7-day yield was 1.19% and the Tax-Free Series' 7-day taxable equivalent yield was 1.83%. To learn the current 7-day yield, investors may call the fund's Service Center at 1-800-730-1313.

--------------------------------------------------------------------------------

The 7-day yield, which is often referred to as the "current yield," is the income generated by the Tax-Free Series over a seven-day period. This amount is then annualized, which means that we assume the Tax-Free Series generates the same income every week for a year. The 7-day taxable equivalent yield demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to a fund's tax free yield. Yield is the income generated by the Tax-Free Series over a seven-day period. This amount is then annualized, which means that we assume the Tax-Free Series generates the same income every week for a year. The "total return" of the Tax-Free Series is the change in the value of an investment in the Tax-Free Series over a given period. Average annual returns are calculated by averaging the year-by-year returns of the Tax-Free Series over a given period.

Cash Reserve Fund -- Tax-Free Series


--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1995      3.35
1996      2.89
1997      3.08
1998      2.93
1999      2.63
2000      3.46
2001      2.14
2002      0.84
2003      0.36

2004      0.55


2005 Total Return as of June 30: 0.74%


During the periods shown, the Tax-Free Series' highest return in any calendar quarter was 0.91% (Q4 2000) and its lowest quarterly return was 0.05% (Q3 2003). Past performance offers no indication of how the Tax-Free Series will perform in the future.

--------------------------------------------------------------------------------
Average Annual Total Returns(1) (%) as of 12/31/2004

--------------------------------------------------------------------------------
           1 Year                     5 Years                   10 Years
--------------------------------------------------------------------------------


            0.55                       1.46                       2.22
--------------------------------------------------------------------------------


(1) These figures assume the reinvestment of dividends and capital gains distributions.

Annual Fund Operating Expenses


(expenses paid from Tax-Free Series' assets)

The Annual Fund Operating Expenses table describes the fees and expenses that you may pay if you buy and hold Tax-Free Series shares.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Management  Fees                                                  0.28%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                          0.25%
--------------------------------------------------------------------------------

Other Expenses (including a 0.07% shareholder servicing           0.18%
fee)
--------------------------------------------------------------------------------

Total Annual Fund Operating Expenses                              0.71%
--------------------------------------------------------------------------------

The example below illustrates the expenses you would have incurred on a $10,000 investment in the Tax-Free Series. The numbers assume that the Tax-Free Series earned an annual return of 5% over the periods shown, that the Tax- Free Series' operating expenses remained the same and that you sold your shares at the end of the period.


You may use this hypothetical example to compare the Tax-Free Series' expense history with other funds. The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.

Example                  1 Year        3 Years         5 Years        10 Years
--------------------------------------------------------------------------------

                         $73            $227           $395            $883
--------------------------------------------------------------------------------

A Detailed Look at the Tax-Free Series


Objective


The Tax-Free Series seeks a high level of current income exempt from federal income tax as is consistent with liquidity and the preservation of capital by investing in high quality short-term municipal securities.


While the Advisor gives priority to earning tax-free income and maintaining the value of the Tax-Free Series' principal at $1.00 per share, all money market instruments can change in value when interest rates change or an issuer's creditworthiness changes.


Strategy


The Tax-Free Series seeks tax exempt current income by investing in high quality municipal securities and maintains a dollar-weighted average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Tax-Free Series in response to its outlook for interest rates and the economy. The Tax-Free Series is managed in accordance with SEC Rule 2a-7 under the 1940 Act. The Tax-Free Series follows two policies designed to maintain a stable share price:

o Generally, Tax-Free Series securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The Tax-Free Series may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.


o The Tax-Free Series buys municipal securities and other debt obligations that at the time of purchase:


   - have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);

   - have received one of the two highest short-term ratings from one NRSRO (if only one organization rates the security);

   - are unrated, but are determined to be of comparable quality by the Advisor; or

   - have no short-term rating, but are rated in one of the top three highest long-term rating categories, and are determined to be of comparable quality by the Advisor.



Principal Investments


While it is the policy of the Tax-Free Series to invest at least 80% of its assets in securities exempt from regular federal income tax, the Advisor expects that under normal market conditions 100% of the Tax-Free Series will be so invested. The Tax-Free Series invests in high quality, short-term, US dollar-denominated municipal securities. The Tax-Free Series' investments may include:


o  Municipal notes and short-term municipal bonds.

o  Variable rate demand notes.

o  Tax-exempt commercial paper.


o Municipal trust receipts ("MTRs"). Municipal trust receipts are also sometimes called municipal asset-backed securities, synthetic short-term derivatives, floating rate trust certificates, or municipal securities trust receipts. MTRs are typically structured by a bank, broker-dealer or other financial institution by depositing municipal securities into a trust or partnership coupled with a conditional right to sell, or put, the holder's interest in the underlying securities at par plus accrued interest to a financial institution. MTRs are generally issued as fixed or variable rate instruments. These trusts are structured so that the purchaser of the MTR is considered to be investing in the underlying municipal securities. This structure is intended to allow the tax-exempt status of interest generated by the underlying asset to pass through to the purchaser. The Tax-Free Series may invest up to 35% of its net assets in MTRs.


o The Tax-Free Series may invest up to 10% of its total assets in non-affiliated money market mutual funds with investment objectives and policies that are comparable to those of the Tax-Free Series. The Tax-Free Series may invest only in non-affiliated money market mutual funds that maintain an "AAA" rating by a nationally recognized statistical ratings organization.

The Advisor limits exposure to any one issuer.

Working in consultation with a credit team, the portfolio managers screen potential issuers and develop a list of securities the fund may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.



Risks


Set forth below are some of the prominent risks associated with money market mutual funds and the Advisor's approaches to contain them. Although the Advisor attempts to assess the likelihood that these risks may actually occur and to limit them, there is no guarantee that it will succeed. If a security no longer meets the Tax-Free Series' credit rating requirements, we will attempt to sell that security within a reasonable time, unless selling the security would not be in the Tax-Free Series' best interest.


Primary risks


There are several risk factors that could reduce the yield you get from the Tax-Free Series or make it perform less well than other investments.


Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the Tax-Free Series adheres to the following practices:


o The Advisor limits the average maturity of the securities held by the Tax-Free Series to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

o The Advisor primarily buys securities with remaining maturities of 397 days (about 13 months) or less which are less sensitive to interest rate changes than longer-term bonds.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the Tax-Free Series only buys securities determined by the Advisor to be of high quality with minimal credit risk. Also, the Tax-Free Series primarily buys securities with remaining maturities of 397 days (about 13 months) or less. This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.


Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.


Security Selection Risk. While the Tax-Free Series invests in shortterm securities, which by nature are relatively stable investments, the risk remains that the securities in which the Advisor invests will not perform as expected. This could cause the Tax-Free Series' returns to lag behind those of similar money market funds.


Special Tax Features. Political or legal actions could change the tax-exempt status of the fund's dividend. Also, to the extent that the Tax-Free Series invests in taxable securities, a portion of its income would be subject to regular federal income taxation.


Municipal Trust Receipts Risk. The Tax Free Series' investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Tax-Free Series.

Financial Highlights



The table below provides a picture of the Tax-Free Series shares' financial performance for the past five fiscal years. Certain information selected reflects financial results for a single share of the series. The total returns in the table represent the rates of return that an investor would have earned or lost on an investment in the Tax-Free Series, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Tax-Free Series' financial statements, is included in the series' annual report. The annual report is available free of charge by calling the Service Center at 1-800-621-1048.

Cash Reserve Fund -- Tax-Free Series

--------------------------------------------------------------------------------------
 Years Ended March 31,                 2005     2004      2003       2002       2001
--------------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------------
Net asset value, beginning of period $ 1.00   $ 1.00    $ 1.00     $ 1.00     $ 1.00
--------------------------------------------------------------------------------------
  Net investment income               .0076    .0031     .0074      .0168      .0333
--------------------------------------------------------------------------------------
  Less: Distributions from net       (.0076)  (.0031)   (.0074)    (.0168)    (.0333)
  investment income
--------------------------------------------------------------------------------------
Net asset value, end of period       $ 1.00   $ 1.00    $ 1.00     $ 1.00     $ 1.00
--------------------------------------------------------------------------------------
Total Return (%)                        .76      .32       .74       1.69       3.38
--------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period           627,672  650,986   699,983  1,006,613  1,701,940
($ in thousands)
--------------------------------------------------------------------------------------
Ratio of expenses (%)                   .71      .70       .67        .65        .64
--------------------------------------------------------------------------------------
Ratio of net investment income (%)      .74      .34       .74       1.76       3.31
--------------------------------------------------------------------------------------

Information Concerning All Series

Who Manages and Oversees the Fund

The investment advisor


ICCC, with headquarters at One South Street, Baltimore, MD 21202, acts as the investment advisor to each series of Cash Reserve Fund (the "fund"). As investment advisor, ICCC, under the supervision of the Board of Directors, makes each series' investment decisions. It buys and sells securities for each series and conducts the research that leads to the purchase and sale decisions. ICCC is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. ICCC may delegate its duties under the Advisory Agreements and has delegated day-to-day management responsibilities to certain employees of an affiliated investment advisor, subject to continued supervision by ICCC. ICCC received from the fund a fee equal to 0.27% of the Prime Series' average daily net assets, 0.25% of the Treasury Series' average daily net assets (reflecting the effect of fee waivers or expense reimbursements then in effect) and 0.28% of the Tax-Free Series' average daily net assets for its services in the last fiscal year. ICCC may, from time to time, voluntarily waive a portion of its advisory fee with respect to any series to preserve or enhance the performance of the series. ICCC may provide compensation to securities dealers and financial advisors for distribution, administrative and promotional services.

ICCC provides a full range of investment advisory and administrative services, and as of December 31, 2004, managed approximately $5.4 billion in assets.

ICCC is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

The fund's complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Regulatory and litigation matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation, or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

The portfolio managers

A group of investment professionals is responsible for the day-to-day management of each series of the fund. These investment professionals have a broad range of experience managing money market funds.

Calculating the Fund's Share Price


We calculate the daily price of the fund's shares (also known as the "Net Asset Value" or "NAV") each day the fund is open for business, as of 11:00 a.m. Eastern time for the Treasury Series, as of 12:00 p.m. Eastern time for the Tax-Free Series and as of 4:00 p.m. Eastern time for the Prime Series.

You can find the fund's daily share price for each series in the mutual fund listings of most major newspapers.

The bond markets or other primary trading markets for the fund may close early on the day before certain holidays are observed (for example, on the day after Thanksgiving and the day before Christmas). If the Bond Market Association recommends an early close of the bond markets, the fund may also close early. You may call the Service Center at 1-800-621-1048 for additional information about whether the fund will close early before a particular holiday. On days the fund closes early:

o All orders received prior to the fund's close will be processed as of the time the fund's NAV is next calculated.

o Redemption orders received after the fund's close will be processed as of the time the fund's NAV is next calculated.

o Purchase orders received after the fund's close will be processed the next business day.

The fund uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities that it buys. This method writes down the premium -- or marks up the discount -- at a constant rate until maturity. It does not reflect daily fluctuations in market value. The fund's NAV will normally be $1.00 per share.

--------------------------------------------------------------------------------

Generally, the fund is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Columbus Day (the second Monday in October), Veterans' Day (November 11), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The fund may accept purchase or sale orders on days other than the days listed above, if the New York Stock Exchange is closed due to unforeseeable circumstances, but the "Fed wire" is open, the primary trading markets for the fund's portfolio instruments are open and the fund's management believes there is adequate liquidity.

Understanding Distributions and Taxes


By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. The fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (The fund's earnings are separate from any gains or losses stemming from your own purchase and sale of fund shares.) The fund may not always pay a dividend or distribution for a given period.

The fund's income dividends are declared daily and paid monthly to shareholders. The fund may take into account capital gains and losses in its daily dividend declarations.

The fund may make additional distributions for tax purposes if necessary.

You can choose how to receive your dividends and distributions. You may have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check or wire. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested.

For federal income tax purposes, distributions of investment income are taxable as ordinary income. The fund does not expect to make distributions that are eligible for taxation as long-term capital gains or as qualified dividend income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares. For retirement plans, reinvestment is the only option.

Because the fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares. For tax purposes, an exchange is the same as a sale.


Dividends from the Tax-Free Series are generally tax-free for most shareholders, meaning that investors who are individuals can receive them without incurring federal income tax liability.

You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

The fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

The above discussion is applicable to shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US tax consequences to you of an investment in the fund.


Distribution and shareholder servicing plans


The fund has adopted plans under Rule 12b-1 that allow it to pay your securities dealer or service agent distribution and other fees for the sale of its shares and for shareholder services. The Prime, Treasury and Tax-Free Series each pay a distribution fee equal to 0.25% annually of average daily net assets. Because distribution fees are continuous in nature, they will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

The fund has adopted a shareholder service plan for the Prime, Treasury and Tax-Free Series. Under the terms of each shareholder service plan, the fund will pay the Distributor an annual service fee of 0.07% of each of Prime, Treasury and Tax-Free Series average daily net assets. The Distributor will use the service fee to pay third parties for services for which they are not otherwise being compensated under the applicable 12b-1 Plan.

Buying and Selling Fund Shares


If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are outside those described by the fund. Please note that a financial advisor may charge fees separate from those charged by the fund.


To purchase shares


You may buy fund shares through your securities dealer or through any financial institution authorized to act as a financial advisor. Contact them for details on how to enter and pay for your order.


Minimum account investments

---------------------------------------------------------------------
Initial investment                                    $1,500
---------------------------------------------------------------------
Subsequent investments in the same series               $100
---------------------------------------------------------------------


The fund and its service providers reserve the right, from time to time in their sole discretion, to waive or reduce the investment minimums.

Automatic Investment and Redemption Program. Your securities dealer or financial advisor may have established a special procedure to automatically invest proceeds from the sale of securities and other credit balances in your account in shares of the series you have selected and to redeem shares of the series you own to pay for securities purchases. Contact your securities dealer or financial advisor for details.


To redeem shares


You may redeem the fund's shares through your securities dealer or financial advisor. Contact them for details on how to enter your order and for information as to how you will be paid.


Your securities dealer or financial advisor may require the following documents before redeeming your shares:

o A letter of instruction, if you are redeeming shares worth more than $100,000. The letter must specify your account number and the number of shares or dollar amount you wish to redeem. The letter must be signed by all account owners of the shares exactly as their names appear on the account.

o A signature guarantee, if you are redeeming shares and you request that the check be mailed to an address other than the one on record. A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and you must provide the original guarantee.

o Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.

Redemption price

The price you receive when you redeem shares will be the net asset value per share of the series you are redeeming.

Other redemption information


Redemption by Check. You may establish special check redemption privileges that will allow you to redeem shares of the series you own by writing checks in amounts of $500 or more. These checks may be cashed or deposited in the same way as ordinary bank checks. You may use the same check regardless of which series of the fund you own. You will continue to earn dividends on your shares until the check is presented for payment and the corresponding shares are redeemed. Check redemption information will appear in your account with your securities dealer or service agent. Canceled checks will not be returned to you.

If the amount of your check exceeds the value of the shares of all series you own, the check will be returned to the payee marked "non-sufficient funds." Checks written for amounts less than $500 may also be returned. The fund, in its discretion, will honor such checks but will charge you a servicing fee of $15.

The fund reserves the right to terminate or alter check redemption privileges at any time, to impose a service charge, or to charge you for checks. The fund may also charge you for returned checks and for effecting stop payment orders.

If you are interested in establishing check redemption privileges, contact your securities dealer or financial advisor.

If you paid for your purchase of shares by check, receipt of redemption proceeds will be restricted until your check clears or for a period of up to ten calendar days unless you are using the proceeds to purchase other securities through your securities dealer or financial advisor.


ACH Debit Disclosure. The fund will accept Automated Clearing House ("ACH") debit entries for accounts that have elected the checkwriting redemption privilege. Upon receipt of an ACH debit entry referencing your account number you authorize us to redeem fund shares in your account to pay the entry to the third party originating the debit. Your fund account statement will show all ACH debit entries in your account. In Case of Errors or Questions about Your Transactions or Pre-Authorized Transfers please contact your financial advisor or investment firm as soon as possible (but no later than sixty (60) days after you are sent the first fund statement on which the transaction appears) if you believe your statement reflects an improper charge or if you need more information about an ACH debit entry transaction. Your financial advisor or investment firm must contact the Shareholder Service Agent within sixty (60) days of the fund sending you the first fund account statement on which an improper charge appears.

Important information about buying and selling shares


o To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

o We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.


o We will attempt to collect any missing required and requested information by contacting you or your financial advisor. If we are unable to obtain this information within the time frames established by the fund then we may reject your application order.

o The fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the NAV per share next calculated. In addition, while we attempt to verify your identity, we may limit your ability to purchase or exchange fund shares.

o If we are unable to verify your identity within time frames established by the fund, after a reasonable effort to do so, you will receive written notification.

o The fund generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.

o Because orders placed through a financial advisor must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. Your financial advisor should be able to tell you when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.


o You may buy and sell shares of the fund through securities dealers and authorized financial advisors. The price at which you buy and sell shares is based on the next calculation of the NAV after the order is received by your securities dealer or financial advisor.

o The fund cannot accept cash, money orders, travelers' checks, starter checks, third-party checks, checks issued by credit card companies or internet-based companies, or checks drawn on foreign banks.


o Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid to you in cash whether or not that is the payment option you have selected.


o If you redeem sufficient shares to reduce your investment in a series to $500 or less, the fund has the power to redeem the remaining shares after giving you 60 days' notice.

o The fund remits proceeds from the sale of shares in US dollars. Under certain circumstances, the fund reserves the right to redeem shares "in-kind," which means that the fund may give you a portion of your redemption in portfolio securities.


o We reserve the right to withdraw or suspend the offering of shares at any time.

o We reserve the right to withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding.

o We reserve the right to reject a new account application if you don't provide any required or requested identifying information, or for other reasons.

o We reserve the right to refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by governmental authority or by applicable law.

o We reserve the right to close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the NAV per share next calculated after we determine to close your account (less any applicable redemption fees); you may be subject to gain or loss on the redemption of your fund shares and you may incur tax liability.

o We reserve the right to change, add, or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege or adjust the fund's investment minimum at any time).


o We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.


o The fund reserves the right to reject purchases of fund shares (including purchases that are part of an exchange) for any reason. In addition, the fund reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when: 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by the fund or the fair determination of the value of the fund's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system.

o Account statements and fund reports: Generally, your securities dealer or financial advisor will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. Your securities dealer or financial advisor will send you semiannual and annual reports on the fund's overall performance, its current holdings and its investing strategies.

Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the Advisor does not monitor or limit short-term and excessive trading activity in the fund and, accordingly, the Board of the fund has not approved any policies and procedures designed to limit this activity. However, the fund reserves the right to and may reject or cancel a purchase or exchange order into a money market fund for any reason, including if, in the opinion of the Advisor, there appears to be a pattern of short-term and excessive trading by an investor in other Deutsche Asset Management or Scudder Investments funds.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

You can find more detailed information about the fund in the current Statement of Additional Information ("SAI"), dated July 25, 2005, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this prospectus. To receive your free copy of the Statement of Additional Information, the annual or semiannual report, or if you have questions about investing in the fund, write to us at: Deutsche Asset Management c/o Scudder Investments, PO Box 219356, Kansas City, MO 64121-9356 or call our toll-free number: 1-800-621-1048. The fund's SAI and shareholder reports are also available through the Scudder Web site at www.scudder.com.

You can find reports and other information about the fund on the EDGAR database on the SEC Web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.










Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808


                                        SEC File Number:
A Member of
Deutsche Asset Management [LOGO]        Cash Reserve Fund, Inc. 811-3196

Deutsche Bank Alex. Brown




Cash Reserve Fund
Institutional Shares




Prime Series
Treasury Series
Tax-Free Series







Prospectus




July 25, 2005














Like shares of all mutual funds, these
securities have not been approved or
disapproved by the Securities and Exchange
Commissions, nor has the Securities and
Exchange Commission passed upon the accuracy
or adequacy of this prospectus. Any
representation to the contrary is a criminal
offense.                                                    Deutsche Bank [LOGO]

--------------------------------------------------------------------------------

Table of Contents

CASH RESERVE FUND, INC.
PRIME  SERIES, TREASURY SERIES AND TAX-FREE SERIES



     3  Prime Series                    Information Concerning All Series


                                            30  Who Manages and Oversees
    13  Treasury Series                         the Fund



    21  Tax-Free Series                     33  Calculating the Fund's Share
                                                Price



                                            34  Understanding Distributions
                                                and Taxes




                                            35  Buying and Selling Fund
                                                Shares

--------------------------------------------------------------------------------
                                                         fund number  |   311


Cash Reserve Fund -- Prime Series
--------------------------------------------------------------------------------


Overview of the Prime Series

Goal: The Prime Series seeks a high level of current income consistent with liquidity and the preservation of capital.

Core Strategy: The Prime Series invests in high quality, short-term money market instruments. Institutional Shares of the Prime Series may be purchased only by eligible institutions.

Investment Policies and Strategies: The Prime Series seeks to achieve its goal by investing in high quality money market instruments, maintaining an average maturity of 90 days or less. The Prime Series attempts to maintain a stable price of $1.00 per share by investing in securities that are valued in US dollars and have remaining maturities of 397 days or less.

Principal Risks of Investing in the Prime Series


Although the Prime Series seeks to preserve the value of your investment at $1.00 per share, there are risks associated with investing in the Prime Series. For example:

o A sharp rise in interest rates could cause the bond market and individual securities in the Prime Series' portfolio to decline in value. The Prime Series' yield can be expected to decline during periods of falling interest rates.

o An issuer's creditworthiness could decline, which in turn may cause the value of that issuer's securities in the Prime Series' portfolio to decline.

o  Securities held by the Prime Series could perform poorly.


Who Should Consider Investing in the Prime Series

You should consider investing in the Prime Series if you are seeking income from your investment while striving to minimize the risk of loss of principal and maintaining liquidity.


You should not consider investing in the Prime Series if you seek long-term capital growth. Although it provides a convenient means of diversifying short-term investments, the Prime Series by itself does not constitute a balanced investment program.

An investment in the Prime Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Prime Series seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the Prime Series.

Total Returns, After Fees and Expenses


The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Prime Series Institutional Shares by showing changes in the Prime Series Institutional Shares' performance from year to year. The bar chart shows the Prime Series Institutional Shares' actual total return for each of the past 10 calendar years. The table shows the Prime Series Institutional Shares' average annual return over the last calendar year, last five calendar years and last 10 calendar years.

As of December 31, 2004, the Prime Series Institutional Shares' 7-day yield was 1.96%. To learn the current 7-day yield, investors may call the fund's Service Center at 1-800-730-1313.

--------------------------------------------------------------------------------

The 7-day yield, which is often referred to as the "current yield," is the income generated by the Prime Series Institutional Shares over a seven-day period. This amount is then annualized, which means that we assume the Prime Series Institutional Shares generate the same income every week for a year. The "total return" of the Prime Series Institutional Shares is the change in the value of an investment in the Prime Series Institutional Shares over a given period. Average annual returns are calculated by averaging the year-by-year returns of the Prime Series Institutional Shares over a given period.

Cash Reserve Fund -- Prime Series Institutional Shares


--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1995      5.78
1996      5.19
1997      5.26
1998      5.25
1999      4.97
2000      6.31
2001      4.04
2002      1.58
2003      0.93
2004      1.16



2005 Total Return as of June 30: 1.24%


During the periods shown, the Prime Series Institutional Shares' highest return in any calendar quarter was 1.61% (Q3 2000) and its lowest quarterly return was 0.20% (Q3 2003). Past performance offers no indication of how the Prime Series Institutional Shares will perform in the future.

--------------------------------------------------------------------------------
Average Annual Total Returns(1) (%) as of 12/31/2004
--------------------------------------------------------------------------------


           1 Year                     5 Years                   10 Years
--------------------------------------------------------------------------------


            1.16                       2.78                       4.03
--------------------------------------------------------------------------------


(1) These figures assume the reinvestment of dividends and capital gains distributions.

Annual Fund Operating Expenses


(expenses paid from Prime Series Institutional Shares' assets)


The Annual Fund Operating Expenses table below describes the fees and expenses that you may pay if you buy and hold Prime Series Institutional Shares.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Management  Fees                                                  0.27%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                          None
--------------------------------------------------------------------------------
Other Expenses                                                    0.03%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                              0.30%
--------------------------------------------------------------------------------

The example below illustrates the expenses you would have incurred on a $10,000 investment in the Prime Series Institutional Shares. The numbers assume that the Prime Series Institutional Shares earned an annual return of 5% over the periods shown, that the Prime Series Institutional Shares' operating expenses remained the same and that you sold your shares at the end of the period.


You may use this hypothetical example to compare the Prime Series Institutional Shares' expense history with other funds. The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.

Example                  1 Year        3 Years         5 Years        10 Years
--------------------------------------------------------------------------------

                          $31            $97            $169            $381
--------------------------------------------------------------------------------

A Detailed Look at the Prime Series

Objective


The Prime Series seeks a high level of current income consistent with liquidity and the preservation of capital by investing in high quality short-term money market instruments.

While Investment Company Capital Corp. ("ICCC" or the "Advisor") gives priority to earning income and maintaining the value of the Prime Series' principal at $1.00 per share, all money market instruments, including US Treasury obligations, can change in value when interest rates change or an issuer's creditworthiness changes.


Strategy



The Prime Series seeks current income by investing in high quality money market securities and maintains a dollar-weighted average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Prime Series in response to its outlook for interest rates and the economy. The Prime Series is managed in accordance with SEC Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). The Prime Series follows two policies designed to maintain a stable share price:

o Generally, Prime Series securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The Prime Series may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.

o The Prime Series buys US Treasury obligations, money market instruments and other debt obligations that at the time of purchase:

   - have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);

   - have received one of the two highest short-term ratings from one NRSRO (if only one organization rates the security);

   - are unrated, but are determined to be of comparable quality by the Advisor; or

   - have no short-term rating, but are rated in one of the top three highest long-term rating categories, and are determined to be of comparable quality by the Advisor.



Principal Investments


The Prime Series may invest in high quality, short-term, US dollar-denominated money market instruments paying a fixed, variable or floating interest rate. The Prime Series' investments may include:


o Debt obligations issued by US and foreign banks, financial institutions, corporations, municipalities or other entities, including certificates of deposit, bankers' acceptances, commercial paper, variable rate demand notes, funding agreements and US Treasury obligations. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security's maturity.


o US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US government.


o Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

o Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

o The Prime Series may invest up to 10% of its total assets in non-affiliated money market mutual funds with investment objectives and policies that are comparable to those of the Prime Series. The Prime Series may invest only in non-affiliated money market mutual funds that maintain an "AAA" rating by a nationally recognized statistical ratings organization.

The Advisor limits exposure to any one issuer.

Working in consultation with a credit team, the portfolio managers screen potential issuers and develop a list of securities the fund may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


Risks



Set forth below are some of the prominent risks associated with money market mutual funds and the Advisor's approaches to contain them. Although the Advisor attempts to assess the likelihood that these risks may actually occur and to limit them, there is no guarantee that it will succeed. If a security no longer meets the Prime Series' credit rating requirements, we will attempt to sell that security within a reasonable time, unless selling the security would not be in the Prime Series' best interest.


Primary risks


There are several risk factors that could reduce the yield you get from the Prime Series or make it perform less well than other investments.


Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the Prime Series adheres to the following practices:


o The Advisor limits the average maturity of the securities held by the Prime Series to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

o The Advisor primarily buys securities with remaining maturities of 397 days (about13 months) or less which are less sensitive to interest rate changes than those of longer-term bonds.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. Additionally, some securities issued by US government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the US government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. To minimize credit risk, the Prime Series only buys securities determined by the Advisor to be of high quality with minimal credit risk. Also, the Prime Series primarily buys securities with remaining maturities of 397 days (about 13 months) or less. This reduces the risk that the issuers' creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.


Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.


Security Selection Risk. While the Prime Series invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities in which the Advisor invests will not perform as expected. This could cause the Prime Series' returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the Prime Series to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the Prime Series can lose money because:

o  it cannot sell the securities at the agreed-upon time and price; or

o  the securities lose value before they can be sold.

The Prime Series seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The Prime Series also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Prepayment Risk. When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high yielding bond before it comes due, the issuer may prepay principal earlier than scheduled and the Prime Series may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Prime Series' income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

Financial Highlights



The table below provides a picture of the Prime Series Institutional Shares' financial performance for the past five fiscal years. Certain information selected reflects financial results for a single share of the series. The total returns in the table represent the rates of return that an investor would have earned or lost on an investment in the Prime Series Institutional Shares, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Prime Series Institutional Shares financial statements, is included in the series' annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.

Cash Reserve Fund -- Prime Series Institutional Shares

--------------------------------------------------------------------------------
 Years Ended March 31,                  2005     2004     2003    2002     2001
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period  $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00
--------------------------------------------------------------------------------
  Net investment income                .0149    .0087    .0140   .0302    .0610
--------------------------------------------------------------------------------
  Less: Distributions from net        (.0149)  (.0087)  (.0140) (.0302)  (.0610)
  investment income
--------------------------------------------------------------------------------
Net asset value, end of period        $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Total Return (%)                        1.50      .88     1.40    3.06     6.28
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            342,564  394,967  544,146 750,110  671,539
($ in thousands)
--------------------------------------------------------------------------------
Ratio of expenses (%)                    .30      .30      .38     .36      .34
--------------------------------------------------------------------------------
Ratio of net investment income (%)      1.46      .88     1.42    3.01     6.01
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         fund number  |   300

Cash Reserve Fund -- Treasury Series
--------------------------------------------------------------------------------


Overview of the Treasury Series

Goal: The Treasury Series seeks a high level of current income consistent with liquidity and the preservation of capital.

Core Strategy: The Treasury Series invests in short-term securities issued by the US Treasury. Institutional Shares of the Treasury Series may be purchased only by eligible institutions.

Investment Policies and Strategies: The Treasury Series seeks to achieve its goal by investing in US Treasury Securities, maintaining an average maturity of 90 days or less. The Treasury Series attempts to maintain a stable price of $1.00 per share by investing in securities that have remaining maturities of 397 days or less.

Principal Risks of Investing in the Treasury Series

Although the Treasury Series seeks to preserve the value of your investment at $1.00 per share, there are risks associated with investing in the Treasury Series. For example:

o A sharp rise in interest rates could cause the bond market and individual securities in the Treasury Series' portfolio to decline in value. The yield on US Treasury securities is generally less than the yields on other taxable investments because Treasury securities are generally viewed as involving minimal credit risk as compared to other taxable investments. The Treasury Series' yield can be expected to decline during periods of falling interest rates.

o  Securities held by the Treasury Series could perform poorly.


Who Should Consider Investing in the Treasury Series

You should consider investing in the Treasury Series if you are seeking income from your investment while striving to minimize the risk of loss of principal and maintaining liquidity.


You should not consider investing in the Treasury Series if you seek long-term capital growth. Although it provides a convenient means of diversifying short-term investments, the Treasury Series by itself does not constitute a balanced investment program.

An investment in the Treasury Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Treasury Series seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the Treasury Series.

Total Returns, After Fees and Expenses


The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Treasury Series Institutional Shares by showing changes in the Treasury Series Institutional Shares' performance from year to year. The bar chart shows the Treasury Series Institutional Shares' actual total return for each of the past 10 calendar years. The table shows the Treasury Series Institutional Shares' average annual return over the last calendar year, last five calendar years and last 10 calendar years.

As of December 31, 2004, the Treasury Series Institutional Shares' 7-day yield was 1.64%. To learn the current 7-day yield, investors may call the fund's Service Center at 1-800-730-1313.

--------------------------------------------------------------------------------

The 7-day yield, which is often referred to as the "current yield," is the income generated by the Treasury Series Institutional Shares over a seven-day period. This amount is then annualized, which means that we assume the Treasury Series Institutional Shares generate the same income every week for a year. The "total return" of the Treasury Series Institutional Shares is the change in the value of an investment in the Treasury Series Institutional Shares over a given period. Average annual returns are calculated by averaging the year-by-year returns of the Treasury Series Institutional Shares over a given period.

Cash Reserve Fund -- Treasury Series Institutional Shares


--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1995      5.48
1996      4.97
1997      4.97
1998      4.84
1999      4.46
2000      5.83
2001      3.81
2002      1.46
2003      0.83

2004      1.01


2005 Total Return as of June 30: 1.08%


During the periods shown, the Treasury Series Institutional Shares' highest return in any calendar quarter was 1.53% (Q4 2000) and its lowest quarterly return was 0.17% (Q1 2004). Total returns for the years 1994, 1995, 2000, 2001, 2002, 2003, 2004 and 2005 (as of June 30, 2005) would have been lower had certain expenses not been reduced. Past performance offers no indication of how the Treasury Series Institutional Shares will perform in the future.

--------------------------------------------------------------------------------
Average Annual Total Returns(1) (%) as of 12/31/2004
--------------------------------------------------------------------------------


           1 Year                     5 Years                   10 Years
--------------------------------------------------------------------------------

            1.01                       2.57                       3.75
--------------------------------------------------------------------------------



(1) These figures assume the reinvestment of dividends and capital gains distributions.

Annual Fund Operating Expenses


(expenses paid from Treasury Series Institutional Shares' assets)


The Annual Fund Operating Expenses table below describes the fees and expenses that you may pay if you buy and hold Treasury Series Institutional Shares.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Management  Fees                                                  0.25%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                          None
--------------------------------------------------------------------------------
Other Expenses                                                    0.07%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                              0.32%
--------------------------------------------------------------------------------

The example below illustrates the expenses you would have incurred on a $10,000 investment in the Treasury Series Institutional Shares. The numbers assume that the Treasury Series Institutional Shares earned an annual return of 5% over the periods shown, that the Treasury Series Institutional Shares' operating expenses remained the same and that you sold your shares at the end of the period.


You may use this hypothetical example to compare the Treasury Series Institutional Shares' expense history with other funds. The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.

Example                  1 Year        3 Years         5 Years        10 Years
--------------------------------------------------------------------------------

                          $33            $103           $180            $406
--------------------------------------------------------------------------------

A Detailed Look at the Treasury Series

Objective


The Treasury Series seeks a high level of current income consistent with liquidity and the preservation of capital by investing in securities issued by the US Treasury.


While the Advisor gives priority to earning income and maintaining the value of the Treasury Series' principal at $1.00 per share, all money market instruments, including US Treasury obligations, can change in value when interest rates change or an issuer's creditworthiness changes.

Strategy



The Treasury Series seeks current income by investing in US Treasury securities and maintains a dollar-weighted average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Treasury Series in response to its outlook for interest rates and the economy. The Treasury Series is managed in accordance with SEC Rule 2a-7 under the 1940 Act. The Treasury Series follows the following policy designed to maintain a stable share price:

o Generally, Treasury Series securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase or have features that reduce their maturities to 397 days or less at the time of purchase.



Principal Investments

While the Treasury Series may invest, to a limited extent, in repurchase agreements, the Advisor expects that under normal market conditions 100% of the Treasury Series will be invested in US Treasury securities. The Treasury Series' investments may include:

o  US Treasury obligations.

o  US government securities that are issued or guaranteed by the US Treasury.

o The Treasury Series may invest up to 10% of its total assets in non-affiliated money market mutual funds with investment objectives and policies that are comparable to those of the Treasury Series. The Treasury Series may invest only in non-affiliated money market mutual funds that maintain an "AAA" rating by a nationally recognized statistical ratings organization.

Working in consultation with a credit team, the portfolio managers screen potential issuers and develop a list of securities the fund may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.



Risks


Below are set forth some of the prominent risks associated with money market mutual funds and the Advisor's approaches to contain them. Although the Advisor attempts to assess the likelihood that these risks may actually occur and to limit them, there is no guarantee that it will succeed. If a security no longer meets the Treasury Series' credit rating requirements, we will attempt to sell that security within a reasonable time, unless selling the security would not be in the Treasury Series' best interest.


Primary risks


There are several risk factors that could reduce the yield you get from the Treasury Series or make it perform less well than other investments.


Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the Treasury Series adheres to the following practices:

o The Advisor limits the average maturity of the securities held by the Treasury Series to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

o The Advisor primarily buys securities with remaining maturities of 397 days (about 13 months) or less which are less sensitive to interest rate changes than longer-term bonds.


Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.


Security Selection Risk. While the Treasury Series invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities in which the Advisor invests will not perform as expected. This could cause the Treasury Series' returns to lag behind those of similar money market funds.

Financial Highlights


The table below provides a picture of the Treasury Series Institutional Shares' financial performance for the past five fiscal years. Certain information selected reflects financial results for a single share of the series. The total returns in the table represent the rates of return that an investor would have earned or lost on an investment in the Treasury Series Institutional Shares, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Treasury Series Institutional Shares' financial statements, is included in the series' annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.

Cash Reserve Fund -- Treasury Series Institutional Shares

--------------------------------------------------------------------------------
 Years Ended March 31,                2005      2004      2003    2002     2001
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period$ 1.00    $ 1.00    $ 1.00  $ 1.00   $ 1.00
--------------------------------------------------------------------------------
  Net investment income              .0130     .0077     .0130   .0281    .0571
--------------------------------------------------------------------------------
  Less: Distributions from net      (.0130)   (.0077)   (.0130) (.0281)  (.0571)
  investment income
--------------------------------------------------------------------------------
Net asset value, end of period      $ 1.00    $ 1.00    $ 1.00  $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Total Return (%)^a                    1.31       .78      1.31    2.85     5.86
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period           98,265    99,337   139,460 199,932  137,520
($ in thousands)
--------------------------------------------------------------------------------
Ratio of expenses before expense       .32       .29       .35     .33      .31
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense        .30       .24       .30     .28      .26
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)    1.27       .78      1.33    2.71     5.66
--------------------------------------------------------------------------------

^a  Total return would have been lower had certain expenses not been reduced.

--------------------------------------------------------------------------------
                                                         fund number  |   306

Cash Reserve Fund -- Tax-Free Series
--------------------------------------------------------------------------------


Overview of the Tax-Free Series

Goal: The Tax-Free Series seeks a high level of tax-exempt current income consistent with liquidity and the preservation of capital.

Core Strategy: The Tax-Free Series invests in high quality, short-term municipal securities. Institutional Shares of the Tax-Free Series may be purchased only by eligible institutions.

Investment Policies and Strategies: The Tax-Free Series seeks to achieve its goal by investing in high quality municipal securities, maintaining an average maturity of 90 days or less. The Tax-Free Series attempts to maintain a stable price of $1.00 per share by investing in securities that are valued in US dollars and have remaining maturities of 397 days or less.

Principal Risks of Investing in the Tax-Free Series

Although the Tax-Free Series seeks to preserve the value of your investment at $1.00 per share, there are risks associated with investing in the Tax-Free Series. For example:

o A sharp rise in interest rates could cause the bond market and individual securities in the Tax-Free Series' portfolio to decline in value. The Tax-Free Series' yield can be expected to decline during periods of falling interest rates.

o An issuer's creditworthiness could decline, which in turn may cause the value of that issuer's securities in the Tax-Free Series' portfolio to decline.

o  Securities held by the Tax-Free Series could perform poorly.


Who Should Consider Investing in the Tax-Free Series

You should consider investing in the Tax-Free Series if you are seeking tax-free income from your investment while striving to minimize the risk of loss of principal and maintaining liquidity.


You should not consider investing in the Tax-Free Series if you seek long-term capital growth. Although it provides a convenient means of diversifying short-term investments, the Tax-Free Series by itself does not constitute a balanced investment program.

An investment in the Tax-Free Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Tax-Free Series seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the Tax-Free Series.

Total Returns, After Fees and Expenses

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Tax-Free Series Institutional Shares by showing changes in the Tax-Free Series Institutional Shares' performance from year to year. The bar chart shows the Tax-Free Series Institutional Shares' actual total return for each full calendar year since it began selling shares. The table shows the Tax-Free Series Institutional Shares' average annual total return over the last calendar year, last five years and since inception.


As of December 31, 2004, the Tax-Free Series Institutional Shares' 7-day yield was 1.58% and the Tax-Free Series Institutional Shares' 7-day taxable equivalent yield was 2.42%. To learn the current 7-day yield, investors may call the fund's Service Center at 1-800-730-1313.

--------------------------------------------------------------------------------

The 7-day yield, which is often referred to as the "current yield," is the income generated by the Tax-Free Series Institutional Shares over a seven-day period. This amount is then annualized, which means that we assume the Tax-Free Series Institutional Shares generate the same income every week for a year. The 7-day taxable equivalent yield demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to a fund's tax free yield. Yield is the income generated by the Tax-Free Series Institutional Shares over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. The "total return" of the Tax-Free Series Institutional Shares is the change in the value of an investment in the Tax-Free Series Institutional Shares over a given period. Average annual returns are calculated by averaging the year-by year returns of the Tax-Free Series Institutional Shares over a given period.

Cash Reserve Fund -- Tax-Free Series Institutional Shares


--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1998      3.18
1999      2.93
2000      3.78
2001      2.45
2002      1.17
2003      0.74

2004      0.93



2005 Total Return as of June 30: 0.92%

During the periods shown, the Tax-Free Series Institutional Shares' highest return in any calendar quarter was 0.98% (Q4 2000) and its lowest quarterly return was 0.14% (Q3 2003). Past performance offers no indication of how the Tax-Free Series Institutional Shares will perform in the future.

--------------------------------------------------------------------------------
Average Annual Total Returns(1) (%) as of 12/31/2004
--------------------------------------------------------------------------------

        1 Year                 5 Years           Since Inception (June 2, 1997)
--------------------------------------------------------------------------------
         0.93                    1.81                         2.26
--------------------------------------------------------------------------------



(1) These figures assume the reinvestment of dividends and capital gains distributions.

Annual Fund Operating Expenses


(expenses paid from Tax-Free Series Institutional Shares' assets)


The Annual Fund Operating Expenses table below describes the fees and expenses that you may pay if you buy and hold Tax-Free Series Institutional Shares.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Management  Fees                                                  0.28%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                            None
--------------------------------------------------------------------------------
Other Expenses                                                    0.05%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                              0.33%
--------------------------------------------------------------------------------

The example below illustrates the expenses you would have incurred on a $10,000 investment in the Tax-Free Series Institutional Shares. The numbers assume that the Tax-Free Series Institutional Shares earned an annual return of 5% over the periods shown, that the Tax-Free Series Institutional Shares' operating expenses remained the same and that you sold your shares at the end of the period.


You may use this hypothetical example to compare the Tax-Free Series Institutional Shares' expense history with other funds. The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.

Example                  1 Year        3 Years         5 Years        10 Years
--------------------------------------------------------------------------------

                          $34            $106           $185            $418
--------------------------------------------------------------------------------

A Detailed Look at the Tax-Free Series


Objective


The Tax-Free Series seeks a high level of current income exempt from federal income tax as is consistent with liquidity and the preservation of capital by investing in high quality short-term municipal securities.


While the Advisor gives priority to earning tax-free income and maintaining the value of the Tax-Free Series' principal at $1.00 per share, all money market instruments can change in value when interest rates change or an issuer's creditworthiness changes.


Strategy


The Tax-Free Series seeks tax exempt current income by investing in high quality municipal securities and maintains a dollar-weighted average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Tax-Free Series in response to its outlook for interest rates and the economy. The Tax-Free Series is managed in accordance with SEC Rule 2a-7 under the 1940 Act. The Tax-Free Series follows two policies designed to maintain a stable share price:

o Generally, Tax-Free Series securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The Tax-Free Series may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.

o The Tax-Free Series buys municipal securities and other debt obligations that at the time of purchase:

   - have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);

   - have received one of the two highest short-term ratings from one NRSRO (if only one organization rates the security);

   - are unrated, but are determined to be of comparable quality by the Advisor; or

   - have no short-term rating, but are rated in one of the top three highest long-term rating categories, and are determined to be of comparable quality by the Advisor.



Principal Investments


While it is the policy of the Tax-Free Series to invest at least 80% of its assets in securities exempt from regular federal income tax, the Advisor expects that under normal market conditions 100% of the Tax-Free Series will be so invested. The Tax-Free Series invests in high quality, short-term, US dollar-denominated municipal securities. The Tax-Free Series' investments may include:


o Municipal notes and short-term municipal bonds.

o Variable rate demand notes.

o Tax-exempt commercial paper.


o Municipal trust receipts ("MTRs"). Municipal trust receipts are also sometimes called municipal asset-backed securities, synthetic short-term derivatives, floating rate trust certificates, or municipal securities trust receipts. MTRs are typically structured by a bank, broker-dealer or other financial institution by depositing municipal securities into a trust or partnership coupled with a conditional right to sell, or put, the holder's interest in the underlying securities at par plus accrued interest to a financial institution. MTRs are generally issued as fixed or variable rate instruments. These trusts are structured so that the purchaser of the MTR is considered to be investing in the underlying municipal securities. This structure is intended to allow the tax-exempt status of interest generated by the underlying assets to pass through to the purchaser. The Tax-Free Series may invest up to 35% of its net assets in MTRs.


o The Tax-Free Series may invest up to 10% of its total assets in non-affiliated money market mutual funds with investment objectives and policies that are comparable to those of the Tax-Free Series. The Tax-Free Series may invest only in non-affiliated money market mutual funds that maintain an "AAA" rating by a nationally recognized statistical ratings organization.

The Advisor limits exposure to any one issuer.

Working in consultation with a credit team, the portfolio managers screen potential issuers and develop a list of securities the fund may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.



Risks


Set forth below are some of the prominent risks associated with money market mutual funds and the Advisor's approaches to contain them. Although the Advisor attempts to assess the likelihood that these risks may actually occur and to limit them, there is no guarantee that it will succeed. If a security no longer meets the Tax-Free Series' credit rating requirements, we will attempt to sell that security within a reasonable time, unless selling the security would not be in the Tax-Free Series' best interest.


Primary risks


There are several risk factors that could reduce the yield you get from the Tax-Free Series or make it perform less well than other investments.


Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the Tax-Free Series adheres to the following practices:

o The Advisor limits the average maturity of the securities held by the Tax-Free Series to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.


o The Advisor primarily buys securities with remaining maturities of 397 days (about 13 months) or less which are less sensitive to interest rate changes than longer-term bonds.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the Tax-Free Series only buys securities determined by the Advisor to be of high quality with minimal credit risk. Also, the Tax-Free Series primarily buys securities with remaining maturities of 397 days (about 13 months) or less. This reduces the risk that the issuers' creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligations.


Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.


Security Selection Risk. While the Tax-Free Series invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities in which the Advisor invests will not perform as expected. This could cause the Tax-Free Series' returns to lag behind those of similar money market funds.


Special Tax Features. Political or legal actions could change the tax-exempt status of the fund's dividends. Also, to the extent that the Tax-Free Series invests in taxable securities, a portion of its income would be subject to regular federal income taxation.


Municipal Trust Receipts Risk. The Tax Free Series' investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Tax-Free Series.

Financial Highlights


The table below provides a picture of the Tax-Free Series Institutional Shares' financial performance for the past five fiscal years. Certain information selected reflects financial results for a single share of the series. The total returns in the table represent the rates of return that an investor would have earned or lost on an investment in the Tax-Free Series Institutional Shares, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Tax-Free Series Institutional Shares' financial statements, is included in the series' annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.

Cash Reserve Fund -- Tax-Free Series Institutional Shares

--------------------------------------------------------------------------------
 Years Ended March 31,            2005      2004      2003      2002      2001
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of   $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
period
--------------------------------------------------------------------------------
  Net investment income          .0113     .0070     .0107     .0200     .0363
--------------------------------------------------------------------------------
  Less: Distributions from net  (.0113)   (.0070)   (.0107)   (.0200)   (.0363)
  investment income
--------------------------------------------------------------------------------
Net asset value, end of period  $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
--------------------------------------------------------------------------------
Total Return (%)                  1.14       .70      1.07      2.01      3.69
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period      276,178   319,888   198,148   168,137   173,956
($ in thousands)
--------------------------------------------------------------------------------
Ratio of expenses (%)              .33       .32       .35       .33       .34
--------------------------------------------------------------------------------
Ratio of net investment           1.12       .72      1.06      1.98      3.62
income (%)
--------------------------------------------------------------------------------

Information Concerning All Series


Who Manages and Oversees the Fund

The investment advisor


ICCC, with headquarters at One South Street, Baltimore, MD 21202, acts as the investment advisor to each Series of Cash Reserve Fund (the "fund"). As investment advisor, ICCC under the supervision of the Board of Directors, makes each Series' investment decisions. It buys and sells securities for each Series and conducts the research that leads to the purchase and sale decisions. ICCC is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. ICCC may delegate its duties under the Advisory Agreements and has delegated day-to-day management responsibilities to certain employees of an affiliated investment advisor, subject to continued supervision by ICCC. ICCC received from the fund a fee equal to 0.27% of the Prime Series' average daily net assets, 0.25% of the Treasury Series' average daily net assets (reflecting the effect of fee waivers or expense reimbursements then in effect) and 0.28% of the Tax-Free Series' average daily net assets for its services in the last fiscal year. ICCC may, from time to time, voluntarily waive a portion of its advisory fee with respect to any Series to preserve or enhance the performance of the Series. ICCC may provide compensation to securities dealers and financial advisors for distribution, administrative and promotional services.

ICCC provides a full range of investment advisory and administrative services, and as of December 31, 2004, managed approximately $5.4 billion in assets.

ICCC is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

The fund's complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until a fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Regulatory and litigation matters


Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisor and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding, market timing, revenue sharing fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisor believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

The portfolio managers

A group of investment professionals is responsible for the day-to-day management of each series of the fund. These investment professionals have a broad range of experience managing money market funds.

Calculating the Fund's Share Price


We calculate the daily price of the fund's shares (also known as the "Net Asset Value" or "NAV") each day the fund is open for business, as of 11:00 a.m. Eastern time for the Treasury Series, as of 12:00 p.m. Eastern time for the Tax-Free Series and as of 4:00 p.m. Eastern time for the Prime Series.

You can find the fund's daily share price for each Series in the mutual fund listings of most major newspapers.

The bond markets or other primary trading markets for the fund may close early on the day before certain holidays are observed, (for example, on the day after Thanksgiving and the day before Christmas). If the Bond Market Association recommends an early close of the bond markets, the fund may also close early. You may call the Service Center at 1-800-730-1313 for additional information about whether the fund will close early before a particular holiday. On days the fund closes early:

o All orders received prior to the fund's close will be processed as of the time the fund's NAV is next calculated.

o Redemption orders received after the fund's close will be processed as of the time the fund's NAV is next calculated.

o Purchase orders received after the fund's close will be processed the next business day.

The fund uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities that it buys. This method writes down the premium -- or marks up the discount -- at a constant rate until maturity. It does not reflect daily fluctuations in market value. The fund's NAV will normally be $1.00 per share.

--------------------------------------------------------------------------------

Generally, the fund is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Columbus Day (the second Monday in October), Veterans' Day (November 11), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The fund may accept purchase or sale orders on days other than the days listed above, if the New York Stock Exchange is closed due to unforeseeable circumstances, but the "Fed wire" is open, the primary trading markets for the fund's portfolio instruments are open and the fund's management believes there is adequate liquidity.

Understanding Distributions and Taxes


By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. The fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (The fund's earnings are separate from any gains or losses stemming from your own purchase and sale of fund shares.) The fund may not always pay a dividend or distribution for a given period.

The fund's income dividends are declared daily and paid monthly to shareholders. The fund may take into account capital gains and losses in its daily dividend declarations.

The fund may make additional distributions for tax purposes if necessary.

You can choose how to receive your dividends and distributions. You may have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check or wire. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested.

For federal income tax purposes, distributions of investment income are taxable as ordinary income. The fund does not expect to make distributions that are eligible for taxation as long-term capital gains or as qualified dividend income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares. For retirement plans, reinvestment is the only option.

Because the fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares. For tax purposes, an exchange is the same as a sale.

Dividends from the Tax-Free Series are generally tax-free for most shareholders, meaning that investors who are individuals can receive them without incurring federal income tax liability.

You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

The fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

The above discussion is applicable to shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US tax consequences to you of an investment in the fund.



Buying and Selling Fund Shares


If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are outside those described by the fund. Please note that a financial advisor may charge fees separate from those charged by the fund.


How to contact the Fund's Service Center:


---------------------------------------------------------------------
By Phone:                (800) 730-1313
---------------------------------------------------------------------
First Investments        Deutsche Asset Management
By Mail:                 c/o Scudder Investments
                         PO Box 219356
                         Kansas City, MO 64121-9356
---------------------------------------------------------------------
Additional               Deutsche Asset Management
Investments By Mail:     c/o Scudder Investments
                         PO Box 219154
                         Kansas City, MO 64121-9154
---------------------------------------------------------------------
By Express               Deutsche Asset Management
Registered or            c/o Scudder Investments
Certified Mail:          210 W. 10th Street
                         Kansas City, MO 64105-1614
---------------------------------------------------------------------

Our representatives are available to assist you personally Monday through Friday, 9:00 a.m. to 6:00 p.m., Eastern time each day the New York Stock Exchange is open for business. You can reach the Service Center's automated assistance line 24 hours a day, 7 days a week.

Minimum account investments

---------------------------------------------------------------------
Initial investment                                      $1 million
---------------------------------------------------------------------
Subsequent investments in the same series               No minimum
---------------------------------------------------------------------


The fund and its service providers reserve the right to waive or reduce the investment minimums from time to time at their discretion. Shares of the fund may be offered to directors and trustees, of any mutual fund advised or administered by Deutsche Asset Management, Inc. or its affiliates, or employees of Deutsche Bank AG, their spouses and minor children without regard to the minimum investment required.


How to open your Fund account:


---------------------------------------------------------------------
By Mail: Complete and sign the account application that accompanies this prospectus. (You may obtain additional applications by calling the Service Center.) Mail the completed application along with a check payable to the Series you have selected to the Service Center. The addresses are shown under "How to Contact the fund's Service Center."

---------------------------------------------------------------------
By Wire:         Call the Service Center to set up a wire account.
---------------------------------------------------------------------

Please note that your account cannot become activated until we receive a completed application via mail or fax.

If this is your first investment through a tax-sheltered retirement plan, such as an IRA, you will need a special application form. This form is available from your financial advisor, or by calling the Service Center at 1-800-730-1313.

Two ways to buy and sell shares in your account

MAIL:


Buying: Send your check, payable to the fund you have selected, to the Service Center. Be sure to include the fund number and your account number (see your account statement) on your check. Please note that we cannot accept cash, money orders, travelers' checks, starter checks, third-party checks, checks issued by credit card companies or internet based companies, or checks drawn on foreign banks. If you are investing in more than one fund, make your check payable to "Deutsche Asset Management" and include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund. The Prime Institutional Shares fund number is 311, the Treasury Institutional Shares Fund number is 300, and the Tax-Free Institutional Shares Fund number is 306.

Selling: Send a signed letter to the Service Center with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. Your signature must be signature guaranteed if the amount is more than $100,000, or if the redemption proceeds will be sent to an address other than the one on record. Unless exchanging into another Deutsche Asset Management, you must submit a written authorization to sell shares in a retirement account.


WIRE:

Buying: You may buy shares by wire only if your account is authorized to do so. Please note that you or your financial advisor must call the Service Center at 1-800-730-1313 by 11:00 a.m. Eastern time for the Treasury Series, 12:00 p.m. Eastern time for the Tax-Free Series, and 4:00 p.m. Eastern time for the Prime Series to notify us in advance of a wire transfer purchase. Inform the Service Center representative of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m. Eastern time.

---------------------------------------------------------------------
Bank Name          Deutsche Bank Trust Company Americas
---------------------------------------------------------------------
Routing No:        021001033
---------------------------------------------------------------------
Attn:              Deutsche Asset Management Funds
---------------------------------------------------------------------
DDA No:            00-226-296
---------------------------------------------------------------------
FBO:               (Account name)
                   (Account number)
---------------------------------------------------------------------

Credit:            Cash Reserve Prime Institutional -- 311
                   Cash Reserve Treasury Institutional -- 300
                   Cash Reserve Tax-Free Institutional -- 306
---------------------------------------------------------------------


Refer to your account statement for the account name, number and fund number.

Selling: You may sell shares by wire only if your account is authorized to do so. You will be paid for redeemed shares by wire transfer of funds to your financial advisor or bank upon receipt of a daily authorized redemption request as promptly as feasible. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your financial advisor or the Service Center at 1-800-730-1313 prior to 11:00 a.m. Eastern time for the Treasury Series, prior to 12:00 p.m. Eastern time for the Tax-Free Series, and prior to 4:00 p.m. Eastern time for the Prime Series. Inform the Service Center representative of the amount of your redemption and receive a trade confirmation number. We must receive your order by 11:00 a.m. Eastern time for the Treasury Series, by 12:00 p.m. Eastern time for the Tax Free Series, and by 4:00 p.m. Eastern time for the Prime Series to wire your account the same business day. Wire transfers may be restricted on holidays and at certain other times.

Important information about buying and selling shares


o To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

o We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.


o We will attempt to collect any missing required and requested information by contacting you or your financial advisor. If we are unable to obtain this information within the time frames established by the fund then we may reject your application order.

o The fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the NAV per share next calculated. In addition, while we attempt to verify your identity, we may limit your ability to purchase or exchange fund shares.

o If we are unable to verify your identity within time frames established by the fund, after a reasonable effort to do so, you will receive written notification.

o The fund generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.

o Because orders placed through a financial advisor must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. Your financial advisor should be able to tell you when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

o You may buy and sell shares of the fund through authorized financial advisors as well as directly from the Service Center. The same terms and conditions apply. The price at which you buy and sell shares is based on the next calculation of the NAV after the order is received by the Service Center or your financial advisor, provided that your financial advisor forwards your order to the Service Center in a timely manner. You should contact your financial advisor if you have a dispute as to when your order was placed with the fund. Your financial advisor may charge a fee for buying and selling shares for you.

o You may place orders to buy and sell over the phone by calling your financial advisor or the Service Center at 1-800-730-1313. If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 p.m. Eastern time, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred. To sell shares you must state whether you would like to receive the proceeds by wire or check.

o If we receive your purchase order in good order before 11:00 a.m. Eastern time for the Treasury Series, 12:00 p.m. Eastern time for the Tax- Free Series, and 4:00 p.m. Eastern time for the Prime Series (or earlier, if the fund closes early) you will receive the dividends declared on that day. If we receive it after 11:00 a.m. Eastern time for the Treasury Series, 12:00 p.m. Eastern time for the Tax-Free Series, and 4:00 p.m. Eastern time for the Prime Series you will not.

o  You will not receive the dividends declared on the day you sell your shares.

o After we or your financial advisor receive your order, we buy or sell your shares at the next price calculated on a day the fund is open for business.

o The payment of redemption proceeds (including exchanges) for shares of the fund recently purchased by check may be delayed for up to 10 calendar days while we wait for your check to clear.


o Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven calendar days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

o We reserve the right to withdraw or suspend the offering of shares at any time.

o We reserve the right to withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding.

o We reserve the right to reject a new account application if you don't provide any required or requested identifying information, or for other reasons.

o We reserve the right to refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by governmental authority or by applicable law.

o We reserve the right to close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the NAV per share next calculated after we determine to close your account (less any applicable redemption fees); you may be subject to gain or loss on the redemption of your fund shares and you may incur tax liability.

o We reserve the right to close your account and send you the proceeds if your balance falls below the fund's minimum account balance; we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in Deutsche fund shares or in any case where a fall in share price created the low balance).

o When you want to send sale proceeds to a third party or to a new address, you will usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances. A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and we must be provided the original guarantee.

o We reserve the right to pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less.

o We reserve the right to change, add, or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege or adjust the fund's investment minimum at any time).


o We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

o Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial advisor or the Service Center for more information.

o During periods of heavy market activity, you may have trouble reaching the Service Center by telephone. If this occurs, you should make your request by mail.


o The fund reserves the right to reject purchases of fund shares (including purchases that are part of an exchange) for any reason. In addition, the fund reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when: 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by the fund or the fair determination of the value of the fund's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system.

o Account statements and fund reports: We or your financial advisor will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. We will send you a semi-annual and annual report on your Series' overall performance, its current holdings and its investing strategies.

Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the Advisor does not monitor or limit short-term and excessive trading activity in the fund and, accordingly, the Board of the fund has not approved any policies and procedures designed to limit this activity. However, the fund reserves the right to and may reject or cancel a purchase or exchange order into a money market fund for any reason, including if, in the opinion of the Advisor, there appears to be a pattern of short-term and excessive trading by an investor in other Deutsche Asset Management or Scudder Investments funds.

Exchange Privilege. You can exchange all or part of your shares for shares of certain other Deutsche Asset Management mutual funds.

When you exchange shares, you are selling shares in one fund to purchase shares in another. Exchanges are a shareholder privilege, not a right: we may reject any exchange order. Before buying shares through an exchange, you should be sure to obtain a copy of that fund's prospectus and read it carefully. You will receive a written confirmation of each transaction from the Service Center or your financial advisor.


Please note the following conditions:

o The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.


o You may make the exchange by phone (if your account has the exchange by phone feature) or by letter.


o If you are maintaining a taxable account, you may have to pay taxes on the exchange.


o Your exchange must meet the minimum investment requirement for the class of shares being purchased.


o  The accounts between which you exchange must be the same share class.

Special shareholder services

To help make investing with us as easy as possible, and to help you build your investment, we offer the following special services. You can obtain further information about these programs by calling the Service Center at 1-800-730-1313.

o Regular Investments: You can make regular investments automatically from your checking account. You will need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum.

o Regular Withdrawals: You can arrange regular monthly, quarterly, semi-annual and annual sales of shares in your account. The minimum transaction is $50, and the account must have a balance of at least $10,000 to qualify. You will need to make sure your bank has ACH services. Transactions take two to three days to be completed and there is a $50 minimum.


o Checkwriting: We issue you a checkbook linked to your account. You can sell shares by writing a check for the desired amount free of charge, but you cannot close your account by check. You continue to earn dividends on the shares you sell by check until the check clears. The minimum check amount is $500.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

You can find more detailed information about the fund in the current Statement of Additional Information ("SAI"), dated July 25, 2005, which filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semiannual report, or if you have questions about investing in the fund, write to us at: Deutsche Asset Management c/o Scudder Investments, PO Box 219356, Kansas City, MO 64121-9356 or call our toll-free number: 1-800-730-1313. The fund's SAI and shareholder reports are also available through the Scudder Web site at www.scudder.com.

You can find reports and other information about the fund on the EDGAR database on the SEC Web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.









Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808


                                           SEC File Number:
A Member of
Deutsche Asset Management [LOGO]           Cash Reserve Fund, Inc.  811-3196

                       STATEMENT OF ADDITIONAL INFORMATION

                             CASH RESERVE FUND, INC.








                THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A
               PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH A
               PROSPECTUS FOR THE APPROPRIATE CLASS OF SHARES. THE
            AUDITED FINANCIAL STATEMENTS FOR THE FUND ARE INCLUDED IN
                 THE FUND'S ANNUAL REPORT, WHICH HAS BEEN FILED
           ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION
             AND IS INCORPORATED BY REFERENCE INTO THIS STATEMENT OF
           ADDITIONAL INFORMATION. A COPY OF EACH PROSPECTUS AND EACH
             ANNUAL REPORT MAY BE OBTAINED WITHOUT CHARGE FROM YOUR
              SECURITIES DEALER, SHAREHOLDER SERVICING AGENT, OR BY
             WRITING OR CALLING THE FUND AT P.O. BOX 219210, KANSAS
                         CITY, MO 64121, (800) 730-1313.








            Statement of Additional Information dated July 25, 2005

               Relating to Prospectuses dated July 25, 2005 for:


                             Cash Reserve Fund, Inc.
                               Cash Reserve Shares
               (Prime Series, Treasury Series and Tax-Free Series)

                              Institutional Shares
               (Prime Series, Treasury Series and Tax-Free Series)

                                TABLE OF CONTENTS
                                                                            Page


INTRODUCTION.................................................................1

INVESTMENT PROGRAM...........................................................3

INVESTMENT RESTRICTIONS......................................................8


PURCHASE AND REDEMPTION OF SHARES...........................................10


DIVIDENDS...................................................................18

TAXES.......................................................................19

DIRECTORS AND OFFICERS......................................................23


PROXY VOTING GUIDELINES.....................................................34
   The Investment Advisor...................................................35
   Distributor..............................................................37

PORTFOLIO TRANSACTIONS......................................................40
   Independent Registered Public Accounting Firm............................43
   Legal Counsel............................................................43
   Transfer Agent...........................................................43
   Custodian................................................................44
   Accounting Services......................................................44

FINANCIAL STATEMENTS........................................................44

ADDITIONAL INFORMATION......................................................45

APPENDIX A..................................................................46

                                  INTRODUCTION


Cash Reserve Fund, Inc. (the "Fund") is a mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the company being considered for investment. There are three separate Prospectuses for the Fund's shares. These Prospectuses may be obtained without charge from your participating dealer or shareholder servicing agent or by writing to the Fund, P.O. Box 219210, Kansas City, MO 64121. Investors may also call (800) 621-1048. Some of the information required to be in this Statement of Additional Information is also included in the Fund's current Prospectuses and, in order to avoid repetition, reference will be made to sections of the Prospectuses. Unless otherwise noted, the term "Prospectus" as used herein refers to the Prospectus for each class of the Fund's shares. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


The Fund and Its Shares

The Fund is registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933 (the "1933 Act"). The Fund was organized as a corporation under the laws of the State of Maryland on November 19, 1980, reorganized as a business trust under the laws of the Commonwealth of Massachusetts on August 30, 1985 and, following certain changes in Maryland law, reorganized as a Maryland corporation effective April 5, 1990.

The Fund offers three series of shares (each such series is referred to herein as a "Series" and collectively as the "Series"):

o        Prime Series

o        Treasury Series

o        Tax-Free Series


There are currently five classes of the Prime Series, designated as the Cash Reserve Prime Shares (formerly Deutsche Bank Cash Reserve Prime Shares), the Scudder Cash Reserve Prime Class A Shares (formerly, Cash Reserve Prime Class A Shares), the Scudder Cash Reserve Prime Class B Shares (formerly, Cash Reserve Prime Class B Shares), the Scudder Cash Reserve Prime Class C Shares (formerly, Cash Reserve Prime Class C Shares), and the Cash Reserve Prime Institutional Shares (formerly, Deutsche Bank Alex. Brown Cash Reserve Prime Institutional Shares). Prior to April 9, 2001 the Cash Reserve Prime Class A, B and C Shares were known as the Flag Investors Cash Reserve Prime Class A, B and C Shares. As of August 19, 2002, the Fund became part of the Scudder family of funds, and the Fund's Prime Series Class A, B and C Shares were renamed the "Scudder Cash Reserve Prime Series Class A, B and C Shares." In connection with this change, the Fund's Board of Directors determined that the Fund will no longer offer Prime Series Class A, B and C shares for sale, as the Scudder fund family currently offers Class A, B and C shares of a similar fund, the Scudder Cash Reserves Fund. As a result, shareholders holding Prime Series Class A, B and C shares as of August 19, 2002, can continue to hold their shares, but the Fund will not accept any further investments, other than by the reinvestment of dividends. There are currently two classes of the Treasury Series, designated as the Cash Reserve Treasury Shares (formerly, Deutsche Bank Alex. Brown Cash Reserve Treasury Shares) and the Cash Reserve Treasury Institutional Shares (formerly, Deutsche Bank Alex. Brown Cash Reserve Treasury Institutional Shares). There are currently two classes of the Tax-Free Series, designated as the Cash Reserve Tax-Free Shares (formerly, Deutsche Bank Alex. Brown Cash Reserve Tax-Free Shares) and the Cash Reserve Tax-Free Institutional Shares (formerly, Deutsche Bank Alex. Brown Cash Reserve Tax-Free Institutional Shares). On May 7, 2001, Deutsche Asset Management changed the name of its "Flag Investors" family of mutual funds to "Deutsche Asset Management." As a result, certain classes of the Fund have changed their names. This change resulted in modifications to the presentation of prospectuses, periodic reports and other publications on behalf of certain classes of the Fund.


The term "majority of the outstanding shares" of either the Fund or a particular Series or class as used in this Statement of Additional Information means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund or such Series or class present or represented by proxy at a meeting, if the holders of more than 50% of the outstanding shares of the Fund or such Series or class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund or such Series or class.

Shareholders do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all classes voting together for the election of directors may elect all of the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act.

The Fund's charter authorizes the issuance of shares, each with a par value of $.001. The Board of Directors may increase or (within limits) decrease the number of authorized shares without shareholder approval. A share of a Series represents an equal proportionate interest in such Series with each other share of that Series and is entitled to a proportionate interest in the dividends and distributions from that Series except to the extent such dividends and distributions may be affected by differences in the expenses allocated to a particular class.

The assets received by the Fund for the issue or sale of shares of each Series and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that Series, and constitute the underlying assets of that Series. The underlying assets of each Series are segregated and are charged with the expenses attributable to that Series and with a share of the general expenses of the Fund as described below under "Expenses." While the expenses of the Fund are allocated to the separate books of account of each Series, certain expenses may be legally chargeable against the assets of all Series. In addition, expenses of a Series that are attributable to a particular class of shares offered by that Series are allocated to that class. See "Expenses."

The Fund's charter provides that the directors and officers of the Fund will not be liable to the Fund or its shareholders for any action taken by such director or officer while acting in his or her capacity as such, except for any liability to which the director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Fund's charter provides for indemnification by the Fund of the directors and officers of the Fund to the fullest extent permitted by the Maryland General Corporation Law (the "MGCL"). Such person may not be indemnified against any liability to the Fund or the Fund's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The MGCL also authorizes the purchase of liability insurance on behalf of the directors and officers.

The Fund will not normally hold annual shareholders' meetings. Directors may be removed from office only for cause by a vote of the holders of a majority of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Fund. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a director, the Fund will undertake to provide a list of shareholders or to disseminate appropriate materials.

Except as otherwise disclosed in the Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

                               INVESTMENT PROGRAM

Each Series' 80% investment policy may be changed by the Board of Directors upon 60 days' written notice to shareholders.



Prime Series

The Prime Series may invest in U.S. Treasury obligations consisting of marketable securities and instruments issued by the U.S. Treasury, including bills, notes, bonds and other obligations and repurchase agreements. The Prime Series may also invest in obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. Some of these obligations are backed by the full faith and credit of the U.S. Government (e.g., the Government National Mortgage Association), others are supported by the issuing agency's right to borrow from the U.S. Treasury (e.g., securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (e.g., Federal National Mortgage Association ("Fannie Mae").


The Prime Series may invest up to 10% of its total assets in non-affiliated money market funds with investment objectives and policies that are comparable to those of the Prime Series. The Prime Series will invest only in non-affiliated money market mutual funds that maintain a "AAA" rating by a nationally recognized statistical rating organization ("NRSRO").


The Prime Series may invest in highly rated insurance company funding agreements. Funding agreements are contracts issued by insurance companies that provide investors the right to receive a variable rate of interest and the full return of principal at maturity. Funding agreements also include a put option that allows the Fund to terminate the agreement at a specified time to the insurance company prior to maturity. The Fund will purchase funding agreements with unconditional puts of 30 or 90 days or less. Funding agreements generally offer a higher yield than other variable securities with similar credit ratings. The primary risk of a funding agreement is the credit quality of the insurance company that issues it. The Fund will only purchase funding agreements with counterparty ratings of A1+ by the Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P") or P1 by Moody's Investors Service, Inc. ("Moody's"). Funding agreements are considered "illiquid" securities and will count towards the 10% maximum limit that may be held by the Prime Series.

The Prime Series may also invest in a broad range of commercial and bank obligations that the Fund's investment advisor (the "Advisor"), under guidelines established by the Board of Directors, believes present minimal credit risk and that satisfy the criteria for an "Eligible Security" as defined in Rule 2a-7 under the 1940 Act as described below.

The Prime Series may invest in commercial paper and variable amount master demand notes. Commercial paper obligations are short-term, unsecured negotiable promissory notes of U.S. or foreign corporations that at the time of purchase meet the rating criteria as an "Eligible Security." Investments in foreign commercial paper generally involve risks similar to those described below relating to obligations of foreign banks or foreign branches of U.S. banks.

Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria described below. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, the Prime Series might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances.

The Prime Series may invest in bank certificates of deposit and bankers' acceptances that (i) are issued by U.S. and foreign banks that satisfy applicable quality standards; or (ii) are fully insured as to principal and interest by the Federal Deposit Insurance Corporation. For purposes of the Fund's investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing branch or may be limited by the terms of a specific obligation and by government regulation. If the Advisor, acting under the supervision of the Board of Directors, deems the instruments to present minimal credit risk, the Prime Series may invest in obligations of foreign banks or foreign branches of U.S. banks which may include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan, Canada, and Australia. Investments in these obligations may entail risks that are different from those of investments in obligations of domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, differing reserve requirements, reporting and recordkeeping requirements and accounting standards, possible seizure or nationalization of foreign deposits, difficulty or inability of pursuing legal remedies and obtaining judgments in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

The Prime Series may invest in municipal securities consisting of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public purposes (including the construction of a wide range of public facilities), for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain types of industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities ("private activity bonds"). The Prime Series invests in high quality municipal securities that the Advisor believes, under guidelines established by the Board of Directors, present minimal credit risk and that at the time of purchase are rated within the two highest credit categories assigned by a NRSRO (provided that such purchases would be further limited unless the instrument meets the definition of an "Eligible Security" as defined in Rule 2a-7 under the 1940 Act), including:
(1) bonds rated Aaa or Aa by Moody's or AAA or AA by S&P; (2) municipal commercial paper rated Prime-1 or Prime-2 by Moody's or A-1+, A-1 or A-2 by S&P;
(3) municipal notes and floating and variable rate demand obligations rated SP-1 or higher by S&P or MIG2 or VMIG or higher by Moody's; and (4) obligations secured by letters of credit providers rated within the two highest categories by any nationally recognized bank rating agency approved by the Fund's Board of Directors. The Prime Series may purchase unrated securities if they are determined by the Advisor, under guidelines established by the Board of Directors, to be of comparable value to those obligations rated in the categories described above.

The Prime Series may invest in deposits, bonds, notes, debentures and other debt obligations that at the time of purchase have, or are comparable in priority and security to other securities of such issuer which have, outstanding short-term obligations meeting the above short-term rating requirements, or if there are no such short-term ratings, are determined by the Advisor, acting under the supervision of the Board of Directors, to be of comparable quality and are rated in the top three highest long-term rating categories by a NRSRO rating such security.


Treasury Series

The Treasury Series may invest in securities issued or guaranteed by the U.S. Government including U.S. Treasury securities such as bills, notes, bonds and other obligations. The Treasury Series may also invest, to a limited extent, in repurchase agreements collateralized by U.S. Government securities and in adjustable rate obligations. Such investments will be made only when it is necessary to ensure that the Series is fully invested while satisfying its liquidity requirements. The Treasury Series may commit up to 15% of its net assets to the purchase of when-issued U.S. Government securities.

The Treasury Series may invest up to 10% of its total assets in non-affiliated money market funds with investment objectives and policies that are comparable to those of the Treasury Series. The Treasury Series will invest only in non-affiliated money market mutual funds that maintain a "AAA" rating by a nationally recognized statistical ratings organization ("NRSRO").


Tax-Free Series

The Tax-Free Series may invest in municipal securities consisting of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public purposes (including the construction of a wide range of public facilities), for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain types of industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities ("private activity bonds"); provided that the interest paid on such debt obligations and private activity bonds, in the opinion of bond counsel, is exempt from federal income tax.

The Tax-Free Series may invest in commercial paper and variable amount master demand notes. Commercial paper obligations are short-term, unsecured negotiable promissory notes of U.S. or foreign corporations that at the time of purchase meet the rating criteria as an "Eligible Security." Investments in foreign commercial paper generally involve risks similar to those described below relating to obligations of foreign banks or foreign branches of U.S. banks.

Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria described below. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, the Tax-Free Series might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances.

The Tax-Free Series invests in high quality municipal securities that the Advisor believes, under guidelines established by the Board of Directors, present minimal credit risk and that at the time of purchase are rated within the two highest credit categories assigned by a NRSRO (provided that such purchases would be further limited unless the instrument meets the definition of an "Eligible Security" as defined in Rule 2a-7 under the 1940 Act), including:
(1) bonds rated Aaa or Aa by Moody's or AAA or AA by S&P; (2) municipal commercial paper rated Prime-1 or Prime-2 by Moody's or A-1+, A-1 or A-2 by S&P;
(3) municipal notes and floating and variable rate demand obligations rated SP-1 or higher by S&P or MIG2 or VMIG or higher by Moody's; and (4) obligations secured by letters of credit providers rated within the two highest categories by any nationally recognized bank rating agency approved by the Fund's Board of Directors. The Tax-Free Series may purchase unrated securities if they are determined by the Advisor, under guidelines established by the Board of Directors, to be of comparable value to those obligations rated in the categories described above.

The Tax-Free Series may invest up to 10% of its total assets in non-affiliated money market funds with investment objectives and policies that are comparable to those of the Tax-Free Series. The Tax-Free Series will invest only in non-affiliated money market mutual funds that maintain a "AAA" rating by a NRSRO.

The Tax-Free Series may hold cash reserves pending investment in municipal securities.

It is a fundamental policy of the Tax-Free Series to have its assets invested so that at least 80% of the income earned by the Series will be exempt from regular federal income tax, and it is the present intention (but it is not a fundamental policy) to invest its assets so that 100% of its annual interest income will be exempt from regular federal income tax. The Tax-Free Series may not count securities that generate income subject to alternative minimum tax towards the 80% investment requirement.

The Tax-Free Series will seek to avoid the purchase of private activity bonds, the interest on which would be considered to be an item of preference for purposes of determining a shareholder's alternative minimum tax liability under the Internal Revenue Code of 1986, as amended (the "Code").


The Tax Free Series may invest up to 35% of its net assets in municipal trust receipts ("MTRs"). MTRs are also sometimes called municipal asset-backed securities, synthetic short-term derivatives, floating rate trust certificates, or municipal securities trust receipts. MTRs are typically structured by a bank, broker-dealer or other financial institution by depositing municipal securities into a trust or partnership, coupled with a conditional right to sell, or put, the holder's interest in the underlying securities at par plus accrued interest to a financial institution. MTRs are generally issued as fixed or variable rate instruments. These trusts are structured so that the purchaser of the MTR is considered to be investing in the underlying municipal securities. This structure is intended to allow the tax-exempt status of interest generated by the underlying asset to pass through to the purchaser. The Fund's investments in MTRs are subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk.
Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Fund. While the Fund expects to benefit from a legal opinion to the effect that the income from an MTR is tax exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. In the event the IRS issues an adverse ruling, there is a risk that the interest paid on such MTRs would be deemed taxable.


Other Investment Practices

From time to time, on a temporary basis or for defensive purposes, however, the Fund may invest up to all of its assets in taxable short-term investments that meet the criteria for investment for the Treasury or Prime Series as described above.

The Fund may enter into the following arrangement with respect to any Series:

When Issued Securities. When-issued securities involve commitments by a Series to purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. A Series will generally not pay for such securities or start earning interest on them until they are received. When-issued commitments will not be used for speculative purposes and will be entered into only with the intention of actually acquiring the securities.
Securities purchased on a when-issued basis may expose the Series to risk because the securities may experience fluctuations in value prior to their actual delivery. Upon purchasing a security on a when-issued basis, a Series will segregate cash or liquid securities in an amount at least equal to its when-issued purchase commitment.

The Prime Series and the Treasury Series may also enter into the following arrangement:

Repurchase Agreements. Repurchase Agreements are agreements under which the Series acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Series' holding period. Although the underlying collateral for repurchase agreements may have maturities exceeding 397 days, repurchase agreements entered into by a Series will not have a stated maturity in excess of seven days from the date of purchase. A Series may enter into repurchase agreements with institutions that the Advisor believes present minimal credit risk. Default by, or bankruptcy proceedings with respect to the seller may, however, expose the Series to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

The Prime Series may also enter into the following arrangements:

Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of money market instruments held by the Prime Series, with an agreement to repurchase the instruments at an agreed upon price and date. The Prime Series will employ reverse repurchase agreements only when necessary to meet unanticipated net redemptions so as to avoid liquidating other money market instruments during unfavorable market conditions. The Prime Series will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments that would otherwise have to be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions. Reverse repurchase agreements involve the risk that the market value of securities retained by the Prime Series in lieu of liquidation may decline below the repurchase price of the securities the Prime Series is obligated to repurchase.

Asset-Backed Securities. The Prime Series may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets.

Asset-backed securities present certain risks. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.

Delayed Delivery. To secure prices deemed advantageous at a particular time, the Prime Series may purchase securities on a delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. The Prime Series will enter into delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. Securities purchased on a delayed-delivery basis may expose the Prime Series to risk because the securities may experience fluctuations in value prior to their actual delivery. The Prime Series does not accrue income with respect to a delayed-delivery security prior to its stated delivery date. Purchasing securities on a delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself. Upon purchasing a security on a delayed-delivery basis, the Prime Series will segregate cash or liquid securities in an amount at least equal to the delayed-delivery commitment.

Each Series may invest in instruments that have certain minimum ratings of either Moody's or S&P as permitted by the investment objective, policies and restrictions of each such Series and are "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act. Rule 2a-7 defines "Eligible Security" as follows:

(i) a security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of Short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by the Requisite NRSROs^1 in one of the two highest

--------

^1 "Requisite NRSRO" shall mean (a) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Fund purchases or rolls over the security, that NRSRO. At present the NRSROs are: the Standard & Poor's Division of the McGraw-Hill Companies, Inc, Moody's Investors Service, Inc., Fitch, Inc. and Dominion Bond Rating Services Ltd. Subcategories or gradations in ratings (such as a "+" or "-") do not count as rating categories.

         rating categories for Short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

(ii)     a security:

         (A) that at the time of issuance was a long-term security but that has a remaining maturity of 397 calendar days or less, and

         (B) whose issuer has received from the Requisite NRSROs a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the three highest rating categories for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

(iii) an unrated security that is of comparable quality to a security meeting the requirements of paragraphs (i) or (ii) of this section, as determined by the money market fund's board of directors; provided, however, that:

         (A) the board of directors may base its determination that a standby commitment is an Eligible Security upon a finding that the issuer of the commitment presents a minimal risk of default; and

         (B)      a  security  that at the  time  of  issuance  was a  long-term security but that has a remaining maturity of 397 calendar days or less and that is an unrated security^2 is not an Eligible Security if the security has a long-term rating from any NRSRO that is not within the NRSRO's three highest categories (within which there may be sub-categories or gradations indicating relative standing).

See Appendix A following this Statement of Additional Information for a description of the minimum ratings of certain NRSROs for instruments in which each Series may invest.

                             INVESTMENT RESTRICTIONS

The investment restrictions applicable to the Fund's investment program are set forth below. As a matter of fundamental policy, which may not be changed without the vote of a majority of the outstanding shares of a Series (as that term is defined in this Statement of Additional Information under the heading "The Fund and Its Shares"), no Series will:

(1) purchase securities of any issuer (other than obligations of the U.S. Government, its agencies or instrumentalities and any municipal securities guaranteed by the U.S. Government) if immediately after such purchase more than 5% of the value of the Series' assets would be invested in such issuer;

(2) borrow money or issue senior securities, except that (i) any Series may borrow money for temporary purposes in amounts up to 10% of the value of such Series' total assets at the time of borrowing; (ii) the Prime Series may enter into reverse repurchase agreements in accordance with its investment program and (iii) any Series may enter into commitments to purchase securities in accordance with its investment program;

--------

^2 An "unrated security" is a security (i) issued by an issuer that does not have a current short-term rating from any NRSRO, either as to the particular security or as to any other short-term obligations of comparable priority and security; (ii) that was a long-term security at the time of issuance and whose issuer has not received from any NRSRO a rating with respect to a class of short-term debt obligations now comparable in priority and security; or (iii) a security that is rated but which is the subject of an external credit support agreement not in effect when the security was assigned its rating, provided that a security is not an unrated security if any short-term debt obligation issued by the issuer and comparable in priority and security is rated by any NRSRO.

(3) make loans, except that each Series may purchase or hold debt instruments in accordance with its respective investment objectives and policies, and may loan portfolio securities and enter into repurchase agreements;

(4) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with a Series' investment program may be deemed an underwriting;

(5) invest in real estate (a Series may, however, purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein);

(6) purchase or sell commodities or commodities contracts, provided that each Series may invest in financial futures and options on such futures.

The Prime Series may not purchase any commercial paper or variable rate demand notes that would cause more than 25% of the value of the Series' total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

The following investment restrictions apply to the Tax-Free Series:

(1) The Tax-Free Series may not purchase any securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit and guarantees of banks) that would cause more than 25% of the value of the Series' total net assets at the time of such purchase to be invested in (i) securities of one or more issuers conducting their principal activities in the same state; (ii) securities, the interest on which is paid from revenues of projects with similar characteristics; or (iii) industrial development bonds the obligors of which are in the same industry;

(2) The Tax-Free Series will be invested so that at least 80% of the Series' income will be exempt from federal income taxes.

The following investment restriction may be changed by a vote of the majority of the Board of Directors of the Fund: no Series will invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days.


Disclosure of Portfolio Holdings

The Fund's complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the Fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). The Fund does not disseminate non-public information about portfolio holdings except in accordance with policies and procedures adopted by the Fund.

The Fund's procedures permit non-public portfolio holdings information to be shared with affiliates of DeAM, Inc. subadvisors, custodians, independent registered public accounting firms, securities lending agents and other service providers to the Fund who require access to this information to fulfill their duties to the Fund, subject to the requirements described below. This information may also be disclosed to certain mutual fund analysts and rating and tracking agencies, such as Lipper, or other entities if the Fund has a legitimate business purpose in providing the information sooner than 16 days after month-end or on a more frequent basis, as applicable, subject to the requirements described below.

Prior to any disclosure of the Fund's non-public portfolio holdings information to the foregoing types of entities or persons, a person authorized by the Fund's Directors must make a good faith determination in light of the facts then known that the Fund has a legitimate business purpose for providing the information, that the disclosure is in the best interest of the Fund, and that the recipient assents or otherwise has a duty to keep the information confidential and agrees not to disclose, trade or make any investment recommendation based on the information received. Periodic reports regarding these procedures will be provided to the Fund's Directors.


                        PURCHASE AND REDEMPTION OF SHARES

Policies and procedures affecting transactions in the Fund's shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by the Fund's agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of the Fund and its agents may occur. Shareholders (or their financial services firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to genuine.

Shares of the Fund are distributed by Scudder Distributors, Inc. ("SDI" or the "Distributor"). The Fund offers the classes of shares set forth in "The Fund and its Shares" Section of this Statement of Additional Information. General information on how to buy shares of the Fund is set forth in "Buying and Selling Fund shares" in the Fund's Prospectuses. The following supplements that information.

Investors who invest through authorized brokers, service organizations or their designated intermediaries should submit redemption orders directly to their broker, service organization or designated intermediary. The broker or intermediary may charge you a transaction fee. The Fund will be deemed to have received a redemption order when an authorized broker, service organization or, if applicable, an authorized designee, accepts the order. Shares of the Fund may be redeemed on any Business Day at the net asset value next determined after receipt of the order, in good order, by Scudder Investments Service Company ("Transfer Agent").

Use of Financial Services Firms. Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's shares, including different minimum investments, and may assess transaction or other fees. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold the Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the shareholder service agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation , transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of SDI, may receive compensation from the Fund through the Shareholder Service Agent for these services.

Purchases

The Fund reserves the right to withdraw all or any part of the offering made by its prospectuses and to reject purchase orders for any reason. Also, from time to time, the Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of the Fund may be permitted to continue to purchase additional shares of such class and to have dividends reinvested.

As of August 19, 2002, the Fund became part of the Scudder family of funds, and the Fund's Prime Series Class A, B and C Shares were renamed the "Scudder Cash Reserve Prime Series Class A, B and C Shares." In connection with this change, the Fund's Board of Directors determined that the Fund will no longer offer Prime Series Class A, B and C shares for sale, as the Scudder fund family currently offers class A, B and C shares of a similar fund, the Scudder Cash Reserve Fund. Shareholders holding Prime Series Class A, B and C shares as of August 19, 2002, can continue to hold their shares, but the Fund will not accept any further investments, other than by the reinvestment of dividends.

The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number.

Signature Guarantees. Certain requests must include a signature guarantee to protect you and the Transfer Agent from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

         Your redemption is for greater than $100,000 worth of shares,

         Your account registration has changed within the last 15 days,

         The check is being mailed to a different address than the one on your account (record address),

         The check is being made payable to someone other than the account owner(s),

         The redemption proceeds are being transferred to a fund account with a different registration, or

         You wish to have redemption proceeds wired to a non-pre-designated bank account.

You should be able to obtain a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can not get a signature guarantee from a notary public and we must be provided the original guarantee, not a photocopy.

Redemption or Repurchase of Shares

General. Any shareholder may require the Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Scudder Investments Service Company ("SISC" or the "Transfer Agent"), the shareholder may redeem such shares by sending a written request and, if required, a signature guarantee to Scudder Funds, Attention: Redemption Department, P.O. Box 219557, Kansas City, Missouri 64121-9557. When certificates for shares have been issued, they must be mailed to or deposited with the Transfer Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests must be unconditional. Redemption requests and a stock power must be endorsed by the account holder(s) with signatures guaranteed. (See "Purchase and Redemption of Shares - Signature Guarantee" Section.) The
redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner(s). Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, directors, trustees or guardians.

The redemption price for shares of a class of the Fund will be the net asset value per share of that class of the Fund next determined following receipt by the Transfer Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven calendar days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When the Fund is asked to redeem shares for which it may not have yet received good payment (i.e., purchases by check, QuickSell or Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Fund of the purchase amount. The redemption within two years of Class A shares purchased without sales charges under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge (see "Purchase of Shares -- Initial Sales Charge Alternative -- Class A Shares"), the redemption of Class B shares within six years may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge -- Class B Shares" below), and the redemption of Class C shares within the first year following purchase may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge -- Class C Shares" below).

A "Business Day" means any day on which The New York Stock Exchange (the "NYSE") is open. For an investor who has a shareholder account with the Fund, the Transfer Agent must receive the investor's redemption order before the close of regular trading on the NYSE for the investor to receive that day's net asset value. For an investor who invests through a mutual fund marketplace, the investor's authorized broker or designated intermediary must receive the investor's redemption order before the close of regular trading on the NYSE and promptly forward such order to the Transfer Agent for the investor to receive that day's net asset value. Service organizations, brokers and designated intermediaries are responsible for promptly forwarding such investors' purchase or redemption orders to the Transfer Agent.


In addition, the fund reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when: 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by the fund or the fair determination of the value of the fund's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system.




If the value of your account falls below the minimum account balance requirement for the respective class, the Fund reserves the right to redeem your shares or close your account after giving you 60 days' notice. The Fund and its service providers also reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.

Shareholders can request the following telephone privileges: redemption by wire and QuickSell transactions (see "Special Features") and exchange transactions for individual accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Transfer Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, so long as reasonable verification procedures are followed. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

To sell shares in a retirement account, your request must be made in writing, except for exchanges to other eligible funds in the Scudder Investments family of funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service Agent or call the Transfer Agent at (800) 730-1313.


Telephone Redemptions. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $100,000 or less and the proceeds are payable to the shareholders of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Transfer Agent with signatures guaranteed. Telephone requests may be made by calling
(800) 730-1313. Shares purchased by check or through QuickBuy or Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request. During periods when it is difficult to contact the Transfer Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail or make an online redemption. The Fund reserves the right to terminate or modify this privilege at any time.

Redemption by Check/ACH Debit Disclosure. The Cash Reserve Shares (Prime Series, Treasury Series, Tax-Free Series) will accept Automated Clearing House ("ACH") debit entries for accounts that have elected the checkwriting redemption privilege. An example of an ACH debit is a transaction in which you have given your insurance company, mortgage company, credit card company, utility company, health club, etc., the right to withdraw your monthly payment from your fund account or the right to convert your mailed check into an ACH debit. Sometimes, you may give a merchant from whom you wish to purchase goods the right to convert your check to an ACH debit. You may also authorize a third party to initiate an individual payment in a specific amount from your account by providing your account information and authorization to such third party via the Internet or telephone. You authorize the fund upon receipt of an ACH debit entry referencing your account number, to redeem fund shares in your account to pay the entry to the third party originating the debit. The fund will make the payment on the basis of the account number that you provide to your merchant and will not compare this account number with the name on the account. The fund, the fund's transfer agent, the Shareholder Service Agent or any other person or system handling the transaction are not required to determine if there is a discrepancy between the name and the account number shown on the transfer instructions.

The payment of any ACH debit entry will be subject to sufficient funds being available in the designated account; the fund will not be able to honor an ACH debit entry if sufficient funds are not available. ACH debit entry transactions to your fund account should not be initiated or authorized by you in amounts exceeding the amount of Shares of the fund then in the account and available for redemption. The fund may refuse to honor ACH debit entry transactions whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. Your fund account statement will show any ACH debit entries in your account; you will not receive any other separate notice. (Merchants are permitted to convert your checks into ACH debits only with your prior consent.)

You may authorize payment of a specific amount to be made from your account directly by the fund to third parties on a continuing periodic basis. To arrange for this service, you should contact the person or company you will be paying. Any preauthorized transfers will be subject to sufficient funds being available in the designated account. A preauthorized transfer will continue to be made from the account in the same amount and frequency as initially established until you terminate the preauthorized transfer instructions with the person or company whom you have been paying. If regular preauthorized payments may vary in amount, the person or company you are going to pay should tell you ten (10) days before each payment will be made and how much the payment will be. If you have told the fund in advance to make regular payments out of your account, you may stop any of these payments by writing or calling your financial advisor or investment firm in time for them to receive your request three (3) business days or more before the payment is scheduled to be made. If you call, the fund may also require that you put your request in writing so that the fund will receive it within 14 days after you call. If you order the fund to stop one of these payments three (3) business days or more before the transfer is scheduled and the fund does not do so, the fund will be liable for your loss or damages but not in an amount exceeding the amount of the payment. A stop payment order will stop only the designated periodic payment. If you wish to terminate the periodic preauthorized transfers, you should do so with the person or company to whom you have been making payments.

In case of errors or questions about your ACH debit entry transactions please contact your financial advisor or investment firm as soon as possible (but no later than sixty (60) days after you are sent the first fund statement on which the transaction appears) if you think your statement is wrong or shows an improper transfer or if you need more information about a transfer listed on the statement. The Shareholder Service Agent must hear from your financial advisor or investment firm no later than 60 days after the fund sent you the first fund account statement on which the problem or error appeared. If the Shareholder Service Agent is not notified by your financial advisor or investment firm within sixty (60) days after the fund sends you the account statement, you may not get back any money you have lost, and you may not get back any additional money you lose after the sixty (60) days if the fund or Shareholder Service Agent could have stopped someone from taking that money if you had notified the Shareholder Service Agent in time.

Tell us your name and account number. Describe the error or the transfer you are unsure about, and explain why you believe it is an error or why you need more information. Tell us the dollar amount of the suspected error. If you tell the Shareholder Service Agent orally, the Shareholder Service Agent may require that you send your complaint or questions in writing within ten (10) business days. The Shareholder Service Agent will determine whether an error occurred within ten (10) business days after it hears from you and will correct any error promptly.

If the Shareholder Service Agent needs more time, however, it may take up to 45 days (90 days for certain types of transactions) to investigate your complaint or question. If the Shareholder Service Agent decides to do this, your account will be credited with escrowed fund shares within ten (10) business days for the amount you think is in error so that you will have the use of the money during the time it takes the Shareholder Service Agent to complete its investigation. If the Shareholder Service Agent asks you to put your complaint or questions in writing and the Shareholder Service Agent does not receive it within ten (10) business days, your account may not be credited. The Shareholder Service Agent will tell you the results within three (3) business days after completing its investigation. If the Shareholder Service Agent determines that there was no error, the Shareholder Service Agent will send you a written explanation. You may ask for copies of documents that were used by the Shareholder Service Agent in the investigation

In the event the fund, the fund's named transfer agent or the Shareholder Service Agent does not complete a transfer from your account on time or in the correct amount according to the fund's agreement with you, the fund may be liable for your losses or damages. The fund will not be liable to you if (i) there are not sufficient funds available in your account, (ii) circumstances beyond our control (such as fire or flood or malfunction of equipment) prevent the transfer, (iii) you or another shareholder have supplied a merchant with incorrect account information, or (iv) a merchant has incorrectly formulated an ACH debit entry. In any case, the fund's liability shall not exceed the amount of the transfer in question

The fund, the fund's named transfer agent or the Shareholder Service Agent will disclose information to third parties about your account or the transfers you make: (1) where it is necessary for completing the transfers, (2) in order to verify the existence or condition of your account for a third party such as a credit bureau or a merchant, (3) in order to comply with government agencies or court orders or (4) if you have given the fund written permission.

The acceptance and processing of ACH debit entry transactions is established solely for your convenience and the fund reserves the right to suspend, terminate or modify your ability to redeem fund shares by ACH debit entry transactions at any time. ACH debit entry transactions are governed by the rules of the National Automated Clearing House Association ("NACHA") Operating Rules and any local ACH operating rules then in effect, as well as Regulation E of the Federal Reserve Board.


Repurchases (Confirmed Redemptions). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to the Transfer Agent, which the Fund has authorized to act as its agent. There is no charge with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value of the Fund next determined after receipt of a request by the Transfer Agent. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Valuation of Shares, Subscriptions and Redemptions" section, "Valuation of Shares" sub-section) and received by the Transfer Agent prior to the close of the Transfer Agent's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

Redemption by Wire. If the account holder has given or the account holders have given authorization for wire redemption to the account holder's or account holders' brokerage or bank account, shares of the Fund can be redeemed and proceeds sent by federal wire transfer to a single account previously designated by the accountholder(s). Requests received by the Transfer Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value per Fund share effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by the Fund for up to seven days if the Fund or the Transfer Agent deems it appropriate under then-current market conditions. Once authorization is on file, the Transfer Agent will honor requests by telephone at (800) 730-1313 or in writing, subject to the limitations on liability described under "General" above. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the Transfer Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through

QuickBuy or Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the Transfer Agent by telephone, it may be difficult to use the redemption by wire privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.

Contingent Deferred Sales Charge -- General. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of the Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in March 2004 will be eligible for the second year's charge if redeemed on or after March 1, 2005. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. SDI receives any contingent deferred sales charge directly.

Contingent  Deferred  Sales  Charge -- Large  Order NAV  Purchase  Privilege.  A
contingent deferred sales charge may be imposed upon redemption of Class A shares that were purchased under the Large Order NAV Purchase Privilege as follows: 1% if they are redeemed within one year of purchase and 0.50% if they are redeemed during the second year after purchase. Note a shareholder who redeems Class A shares also may be charged a short-term redemption fee if the Fund imposes a short-term redemption fee. (See "Policies About Transactions"
Section in the Fund's Prospectus.) The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed, excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district; (b) redemptions by employer-sponsored employee benefit plans using the subaccount record keeping system made available through the Transfer Agent; (c) redemption of shares of a shareholder (including a registered joint owner) who has died; (d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (e) redemptions under the Fund's Automatic Withdrawal Plan at a maximum of 12% per year of the net asset value of the account; and (f) redemptions of shares whose dealer of record at the time of the investment notifies SDI that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.

Contingent Deferred Sales Charge -- Class B Shares. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed, excluding amounts not subject to the charge.

            Year of Redemption             Contingent Deferred
            After Purchase                     Sales Charge
            --------------                     ------------

            First                                   4%
            Second                                  3%
            Third                                   3%
            Fourth                                  2%
            Fifth                                   2%
            Sixth                                   1%

The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (b) in the event of the death of the shareholder (including a registered joint owner); (c) for redemptions made pursuant to an automatic withdrawal plan (see "Special Features -- Automatic Withdrawal Plan" below); (d) for redemptions made pursuant to any IRA automatic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Code
Section 72(t)(2)(A)(iv) prior to age 59 1/2; and (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Scudder IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Transfer Agent: (a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege); (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in the Fund);
(c) redemptions in connection with distributions qualifying under the hardship provisions of the Code; and (d) redemptions representing returns of excess contributions to such plans.

Contingent Deferred Sales Charge -- Class C Shares. A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (b) in the event of the death of the shareholder (including a registered joint owner); (c) for redemptions made pursuant to an automatic withdrawal plan (limited to 12% of the net asset value of the account during the first year, see "Special Features -- Automatic Withdrawal Plan"); (d) for redemptions made pursuant to any IRA automatic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(2)(A)(iv) prior to age 59 1/2; (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Scudder IRA accounts); (f) for any participant-directed redemption of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Transfer Agent; (g) redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to Scudder Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly; and (h) redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record had waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

Redemption in Kind

Although it is the Fund's present policy to redeem in cash, the Fund may satisfy the redemption request in whole or in part by a distribution of portfolio securities in lieu of cash, taking such securities at the same value used to determine net asset value. If such a distribution occurred, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption also would not be as liquid as a redemption entirely in cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable series at the beginning of the period.

Special Features

Exchange Privilege. Shareholders may request a taxable exchange of their shares for shares of the corresponding class of other Scudder Funds without imposition of a sales charge, subject to the provisions below. For purposes of calculating any CDSC, amounts exchanged retain their original cost and purchase date. Exchange Redemptions can only be made for Class A, B, and C shares. The Exchange Privilege can also be utilized for Prime Institutional Shares, Treasury Institutional Shares and Tax-Free Institutional Shares.

Shares of money market funds that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Scudder Target Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Management Fund Investment, Tax Free Money Fund Investment, New York Tax Free Money Fund Investment, Treasury Money Fund Investment, Money Market Fund Investment, Cash Management Fund Institutional, Cash Reserves Fund Institutional, Treasury Money Fund Institutional, Cash Reserve Fund, Inc.-Prime Series, Cash Reserve Fund, Inc.-Treasury Series, Cash Reserve Fund, Inc.-Tax-Free Series, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with SDI. All exchanges among money funds must meet applicable investor eligibility and investment requirements.

Shareholders must obtain prospectuses of the Funds they are exchanging into from their dealers, other firms or SDI.

Automatic Exchange Privilege. The owner of $1,000 or more of any class of shares of a Scudder Fund may authorize the automatic exchange of a specified amount ($50 minimum) of such shares for shares of the same class of another such Scudder Fund. Exchanges will be made automatically until the shareholder or each Fund terminates the privilege. Exchanges are subject to the terms and conditions described above.

QuickBuy and QuickSell. QuickBuy and QuickSell permits the transfer of money via the Automated Clearing House System (minimum $50 and maximum $250,000) from a shareholder's bank, savings and loan, or credit union account to purchase shares in the Fund. Shareholders can also redeem shares (minimum $50 and maximum $250,000) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through QuickBuy or Direct Deposit may not be redeemed under this privilege until such shares have been owned for at least 10 days. By enrolling in QuickBuy and QuickSell, the shareholder authorizes the Transfer Agent to rely upon telephone instructions from any person to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Redemption or Repurchase of Shares -- General." Once enrolled in QuickBuy and QuickSell, a shareholder can initiate a transaction by calling Shareholder Services toll free at (800) 730-1313, Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to Investment Company Capital Corporation, c/o Scudder Investments, P.O. Box 219415, Kansas City, Missouri 64121-9415. Termination will become effective as soon as the Transfer Agent has had a reasonable amount of time to act upon the request. QuickBuy and QuickSell cannot be used with passbook savings accounts or for tax-deferred plans such as Individual Retirement Accounts ("IRAs").

Automatic Withdrawal Plan. The owner of $5,000 or more of a class of the Fund's shares may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $50. The maximum annual rate at which Class B shares may be redeemed (and Class A shares purchased under the Large Order NAV Purchase Privilege and Class C shares in their first year following the purchase) under an automatic withdrawal plan is 12% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested without sales charges. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

The automatic withdrawal plan may be amended on 30 days' notice. The plan may be terminated at any time by the investor or the Fund.

Tax-Sheltered Retirement Plans. The Transfer Agent provides retirement plan services and documents and the Transfer Agent can establish investor accounts in any of the following types of retirement plans:

o Traditional, Roth and Education Individual Retirement Accounts. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, simple 401(k) plans and materials for establishing them are available from the Transfer Agent upon request. Investors should consult with their own tax advisors before establishing a retirement plan.

Net Asset Value

The net asset value of the Treasury Series is determined daily as of 11:00 a.m. (Eastern time), the Tax-Free Series is determined daily as of 12:00 p.m. (Eastern time) and the net asset value of the Prime Series is determined daily as of 4:00 p.m. (Eastern time) each day that the Fund's custodian and the New York Stock Exchange are open for business.

For the purpose of determining the price at which shares of each class of each Series are issued and redeemed, the net asset value per share is calculated immediately after the daily dividend declaration by: (a) valuing all securities and instruments of such Series as set forth below; (b) deducting such Series' and class' liabilities; (c) dividing the resulting amount by the number of outstanding shares of such class; and (d) rounding the per share net asset value to the nearest whole cent. As discussed below, it is the intention of the Fund to maintain a net asset value per share of $1.00 for each class of each Series.

The Fund values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. Calculations are made to compare the value of the Fund's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and the Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Directors of the Fund believed would result in a material dilution to shareholders or purchasers, the Board of Directors would promptly consider what action, if any, should be initiated. If the Fund's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Directors of the Fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Directors, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Fund's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Directors of the Fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Fund's net asset value also may be processed on a confirmed basis in accordance with the procedures established by SDI.

                                    DIVIDENDS

All of the net income earned on the Prime Series, Treasury Series and the Tax-Free Series is declared daily as dividends to the respective holders of record of shares of each class of each Series. The net income of each Series for dividend purposes (from the time of the immediately preceding determination thereof) consists of (a) interest accrued and discount earned (including both original issue and market discount), if any, on the assets of such Series and any general income of the Fund prorated to the Series based on its relative net assets, less (b) amortization of premium and accrued expenses for the applicable dividend period attributable directly to such Series and general expenses of the Fund prorated to each such Series based on its relative net assets. Expenses attributable to a class of a Series are allocated to that class. Although realized gains and losses on the assets of each Series are reflected in the net asset value of such Series, they are not expected to be of an amount which would affect the net asset value of any Series of $1.00 per share for the purposes of purchases and redemptions. Realized gains and losses may be declared and paid yearly or more frequently. The amount of discount or premium on instruments in each Series is fixed at the time of their purchase. See "Net Asset Value Determination" above.

The Fund will reinvest dividend checks (and future dividends) in shares of that same Series and class if checks are returned as undeliverable.

Dividends will be reinvested in shares of the same class of the Series unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Scudder Funds with multiple classes of shares or Scudder Funds as provided in the prospectus. See "Special Features -- Class A Shares -- Combined Purchases" for a list of such other funds. To use this privilege of investing dividends of the Series in shares of another Scudder Fund, shareholders must maintain a minimum account value of $1,000 in the Series distributing the dividends. The Series automatically will reinvest dividend checks (and future dividends) in shares of that same Series and class unless the shareholder requests payment in cash at the time the application is completed. The Series also will reinvest dividend checks in shares of that same Series and class if checks are returned as undeliverable. Dividends and other distributions of the Series in the aggregate amount of $10 or less are automatically reinvested in shares of the Series unless the shareholder requests that such policy not be applied to the shareholder's account.

Should the Fund incur or anticipate any unusual expense, loss or depreciation which would adversely affect the net asset value per share or net income per share of any class of a Series for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of any class of a Series was reduced, or was anticipated to be reduced, below $1.00, the Board of Directors might suspend further dividend payments with respect to such class or Series until the net asset value returns to $1.00. Thus, the expense, loss or depreciation might result in a shareholder (i) receiving no dividends for the period during which the shareholder held shares of such class or Series or (ii) receiving upon redemption a price per share lower than that which he paid.

Dividends on all classes of a Series are normally payable on the first day that a share purchase or exchange order is effective but not on the day that a redemption order is effective. Share purchases for the Treasury Series effected before 11:00 a.m., share purchases for the Tax-Free Series effected before 12:00 p.m. (Eastern Time), and share purchases for the Prime Series effected before 4:00 p.m. (Eastern Time) begin to earn dividends on the same business day. Dividends are declared daily and reinvested monthly in the form of additional full and fractional shares of the same Series at net asset value unless the shareholder has elected to have dividends paid in cash.

                                      TAXES

The following is only a summary of certain material federal income tax considerations generally affecting the Series and their shareholders. No attempt is made to present a complete explanation of the tax treatment of the Series or their shareholders, and this discussion is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors regarding an investment in a Series, with specific reference to their own tax situation, including their state and local tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder, as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein. Each Series intends to continue to qualify to be treated as a "regulated investment company ("RIC") as defined under Subchapter M of the Code each taxable year. Accordingly, each Series must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures and forward contracts, and (b) diversify its holdings so that, at the end of each fiscal quarter of its taxable year, (i) at least 50% of the market value of the total assets of the Series is represented by cash and cash items, United States Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the total assets of the Series or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than United States Government securities or securities of other RICs) of any one issuer or two or more issuers that a Series controls and which are engaged in the same, similar, or related trades or businesses.

As a RIC, each Series will not be subject to U.S. federal income tax on the portion of its net investment income and net realized capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, each Series must distribute to its shareholders at least the sum of (i) 90% of its "investment company taxable income" (that generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses, but determined without regard to the deduction for dividends paid) and at (ii) 90% of its net tax-exempt interest income, for each tax year, if any. A Series will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.

The Treasury Series may make investments in securities (such as STRIPS) that bear an "original issue discount" or "acquisition discount" (collectively, "OID Securities"). The Treasury Series will be deemed to have received interest income on the securities it holds even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of distributable net investment income the Treasury Series must distribute to satisfy the distribution requirement described above. In some cases, the Treasury Series may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the distribution requirement.

Although each Series intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, each Series will be subject to federal income taxation to the extent any such income or gains are not distributed.

If, in any taxable  year,  a Series  fails to qualify for any taxable  year as a
RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the current and accumulated earnings and profits of the Series. In this event, distributions generally will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction for corporate shareholders. Moreover, if a Series fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If the Series failed to qualify as a RIC for a period greater than two taxable years, the Series may be required to recognize any net built-in gains with respect to certain of its assets (i.e. the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Series had been liquidated) in order to qualify as a RIC in a subsequent year. The Board of Directors reserves the right not to maintain the qualification of a Series as a RIC if it determines such course of action to be beneficial to shareholders.

If a Series fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its net capital gain (the excess of short and long-term capital gains over short and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), the Series will be subject to a nondeductible 4% Federal excise tax on undistributed amounts not meeting the 98% threshold. For this purpose, however, any ordinary income or net capital gain retained by a Series that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under- or over-distribution, as the case may be, from the previous year. Each Series intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon. However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes.

A Series may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Series are treated as ordinary income or capital gain, accelerate the recognition of income to a Series and/or defer its ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Series.

Taxation of U.S. Shareholders

Dividends and Distributions. Dividends of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such dividends are paid in cash or are reinvested in additional Shares, to the extent of the earnings and profits of the Series paying the dividend. Each Series anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

Each Series may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"), if any. If such gains are distributed as a capital gains distribution, they are taxable to shareholders that are individuals at a current maximum rate of 15%, whether paid in cash or shares and regardless of the length of time the shareholder has held shares. If any such gains are retained, a Series will pay federal income tax thereon, and, if a Series makes an election, the shareholders will include such undistributed gains in their income, will increase their basis in Series shares by the difference between the amount of such includable gains and the tax deemed paid by such shareholder and will be able to claim their share of the tax paid by a Series as a refundable credit.

If the distributions by a Series exceeds its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable, but will reduce each shareholder's cost basis in the Series and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require a Series to adjust distributions in order to maintain a $1.00 net asset value. These procedures may result in under-or over-distributions of net investment income.

Because each of the Series' income is derived primarily from interest rather than dividends, no portion of a Series' distributions generally will be eligible for the corporate dividends-received deduction or treatment as "qualified dividend income" for purposes of taxation at long-term capital gain rates under a recently enacted law.

Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in October, November, or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by the Series in the year in which the dividends were declared.

Sale or Exchange of Shares. Redemptions and exchanges of shares are taxable transactions for federal and state income tax purposes. However, because each Series seeks to maintain a constant $1.00 per share net asset value, you should not expect to realize a capital gain or loss upon redemption or exchange of your shares in a Series. If gain or loss does arise on the sale or exchange of a share, such gain or loss will be long-term if you held the share for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 15% and short-term capital gains are currently taxed at ordinary income tax rates. However, if a shareholder realizes a loss on the sale, exchange or redemption of a share held for six months or less and has previously received a capital gains distribution with respect to the share (or any undistributed net capital gains of a Series with respect to such share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of a Series that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) shares within a 61-day period (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

Notices; Backup Withholding. Each Series will provide a statement annually to shareholders as to the federal tax status of dividends and distributions paid (or deemed to be paid) by the Series during the year. In certain cases, a Series will be required to withhold and remit to the IRS a portion of the dividends, distributions and redemption proceeds payable to you equal to the current backup withholding tax rate if you (1) have failed to provide a correct tax identification number, (2) are subject to backup withholding by the IRS for failure to properly report receipt of interest or dividends, or (3) have failed to certify to the Series that you are not subject to backup withholding.

If you are a non-U.S. investor in a Series, you may be subject to U.S. withholding and estate tax and are encouraged to consult your tax advisor prior to investing in a Series.

State and Local Taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. You are urged to consult your tax advisor as to the consequences of state and local tax rules affecting an investment in the Fund. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Series. Investments in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Additional Tax Information Regarding The Tax-Free Series

The Tax-Free Series intends to qualify to pay "exempt-interest dividends" to its shareholders by satisfying the Code's requirement that at the close of each quarter of its taxable year, at least 50% of the value of its total assets consist of obligations the interest on which is exempt from federal income tax. As long as this and certain other requirements are met, dividends derived from the net tax-exempt interest income of the Tax-Free Series will be "exempt-interest dividends" that are excluded from your gross income for regular federal income tax purposes. Exempt-interest dividends may, however, have collateral federal income tax consequences, including alternative minimum tax consequences, as discussed below.

The percentage of income that constitutes "exempt-interest dividends" will be determined each year for the Tax-Free Series and will be applied uniformly to all dividends declared with respect to the Tax-Free Series during that year. This percentage may differ from the actual percentage for any particular day.

Exempt-interest dividends may be subject to the alternative minimum tax imposed by the Code (the "Alternative Minimum Tax"). The Alternative Minimum Tax is imposed at a maximum rate of up to 28% in the case of non-corporate taxpayers and at a maximum rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be affected by the receipt of exempt-interest dividends in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, generally will be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

Any interest on indebtedness you incur or continue to purchase or carry shares of the Tax-Free Series will not be deductible for federal income tax purposes. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in trade or business a part of such a facility.

Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Tax-Free Series to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of exempt-interest dividends.

Issuers of bonds purchased by the Tax-Free Series (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the

Code that must be satisfied subsequent to the issuance of such bonds. Exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

The Tax-Free Series may not be a suitable investment for you if you are a tax-exempt shareholder or plan because you would not gain any additional benefit from the receipt of exempt-interest dividends.

Exempt-interest dividends from interest earned on municipal securities of a state or its political subdivisions, generally are exempt from that state's personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

The foregoing is only a summary of certain material U.S. Federal Income Tax consequences affecting the Series and their shareholders. Potential shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Series.

                             DIRECTORS AND OFFICERS

The overall business and affairs of the Fund are managed by the Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund agreements with its investment advisor, distributor, custodian and transfer agent. The Board of Directors and the executive officers are responsible for managing the Fund affairs and for exercising the Fund powers except those reserved for the shareholders and those assigned to the Advisor or other service providers. Each Director holds office until he or she resigns, is removed or a successor is appointed or elected and qualified. Each officer is elected to serve until he or she resigns, is removed or a successor has been duly appointed and qualified.


The following information is provided for each Director and Officer of the Fund's Board as of the end of the most recently completed calendar year. The first section of the table lists information for each Director who is not an "interested person" of the Fund. Information for each Non-Independent Director ("Interested Director") follows. The Interested Directors are considered to be interested persons as defined by the 1940 Act because of their employment with either the Fund's advisor and/or underwriter. The mailing address for the Directors and Officers with respect to the Fund's operations is One South Street, Baltimore, Maryland, 21202.


Independent Directors


--------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the                                                                                 Number of Funds
Fund and Length of Time    Business Experience and Directorships                                  in the Fund
Served(1),(2)              During the Past 5 Years                                                Complex Overseen
--------------------------------------------------------------------------------------------------------------------
Joseph R. Hardiman         Private Equity Investor (January 1997 to present); Director, Corvis           52
5/27/37                    Corporation(3) (optical networking equipment) (July 2000 to present),
Chairman since 2004 and    Brown Investment Advisory & Trust Company (investment advisor)
Director since 1998        (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present).  Formerly, Director,
                           Soundview Technology Group Inc. (investment banking) (July 1998 to
                           January 2004) and Director, Circon Corp.(3) (medical instruments)
                           (November 1998-January 1999); President and Chief Executive Officer,
                           The National Association of Securities Dealers, Inc. and The NASDAQ
                           Stock Market, Inc. (1987-1997); Chief Operating Officer of Alex.
                           Brown & Sons Incorporated (now Deutsche Bank Securities Inc.)
                           (1985-1987); General Partner, Alex. Brown & Sons Incorporated (now
                           Deutsche Bank Securities Inc.) (1976-1985)
--------------------------------------------------------------------------------------------------------------------



                                       23

--------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the                                                                                 Number of Funds
Fund and Length of Time    Business Experience and Directorships                                  in the Fund
Served(1),(2)              During the Past 5 Years                                                Complex Overseen
--------------------------------------------------------------------------------------------------------------------
Richard R. Burt            Chairman, Diligence LLC (international information collection and             55
2/03/47                    risk-management firm (since September 2002); Chairman, IEP Advisors,
Director since 1999        Inc. (July 1998 to present); Member of the Board, Hollinger
                           International, Inc. (3) (publishing) (September 1995 to present),
                           HCL Technologies Limited (information technology) (since April 1999),
                           UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies) (September 1995 to present); and Member, Textron Inc. (3) International Advisory
                           Council (since July 1996); Director, The Germany Fund, Inc. (since
                           2000), The New Germany Fund, Inc. (since 2004), The Central Europe and Russia Fund, Inc. (since 2000). Formerly, Partner, McKinsey &
                           Company (consulting) (1991-1994) and US Chief Negotiator in Strategic
                           Arms Reduction Talks (START) with former Soviet Union and US
                           Ambassador to the Federal Republic of Germany (1985-1991); Member of
                           the Board, Homestake Mining (3) (mining and exploration)
                           (1998-February 2001), Archer Daniels Midland Company (3)
                           (agribusiness operations) (October 1996-June 2001) and Anchor Gaming
                           (gaming software and equipment) (March 1999 -December 2001); Chairman of the Board, Weirton Steel Corporation(3) (April 1996-2004)
--------------------------------------------------------------------------------------------------------------------
S. Leland Dill             Trustee, Phoenix Euclid Market Neutral Funds (since May 1998),                52
3/28/30                    Phoenix Funds (25 portfolios) (since May 2004) (registered investment
Director since 2002        companies); Retired (since 1986). Formerly, Partner, KPMG Peat
                           Marwick (June 1956-June 1986); Director, Vintners International
                           Company Inc. (wine vintner) (June 1989-May 1992), Coutts (USA)
                           International (January 1992-March 2000), Coutts Trust Holdings Ltd.,
                           Coutts Group (private bank) (March 1991-March 1999); General Partner,
                           Pemco (investment company) (June 1979-June 1986); Trustee, Phoenix
                           Zweig Series Trust (September 1989-May 2004)
--------------------------------------------------------------------------------------------------------------------
Martin J. Gruber           Nomura Professor of Finance, Leonard N. Stern School of Business, New         52
7/15/37                    York University (since September 1964); Trustee (since January 2000)
Director since 2002        and Chairman of the Board (since February 2004), CREF (pension fund);
                           Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital
                           Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since
                           January 2000) (registered investment companies). Formerly, Trustee,
                           TIAA (pension fund) (January 1996-January 2000); Director, S.G. Cowen
                           Mutual Funds (January 1985- January 2001); Trustee, TIAA-CREF Mutual
                           Funds (February 2004-March 2005)
--------------------------------------------------------------------------------------------------------------------



                                       24

--------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the                                                                                 Number of Funds
Fund and Length of Time    Business Experience and Directorships                                  in the Fund
Served(1),(2)              During the Past 5 Years                                                Complex Overseen
--------------------------------------------------------------------------------------------------------------------
Richard J. Herring         Jacob Safra Professor of International Banking and Professor, Finance         52
2/18/46                    Department, The Wharton School, University of Pennsylvania (since
Director since 2002        July 1972); Director, Lauder Institute of International Management
                           Studies (since July 2000); Co-Director, Wharton Financial
                           Institutions Center (since July 2000). Formerly, Vice Dean and
                           Director, Wharton Undergraduate Division (July 1995-June 2000)
--------------------------------------------------------------------------------------------------------------------
Graham E. Jones            Senior Vice President, BGK Realty, Inc. (commercial real estate)              52
1/31/33                    (since 1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck
Director since 2002        & Greer (since 1985) and Trustee of 7 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 1998)
--------------------------------------------------------------------------------------------------------------------
Rebecca W. Rimel           President and Chief Executive Officer, The Pew Charitable Trusts              52
4/10/51                    (charitable foundation) (1994 to present); Executive Vice President,
Director since 2002        The Glenmede Trust Company (investment trust and wealth management)
                           (1983 to present)
--------------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.       Principal, Philip Saunders Associates (economic and financial                 52
10/11/35                   consulting) (since November 1988). Formerly, Director, Financial
Director since 2002        Industry Consulting, Wolf & Company (consulting)(1987-1988);
                           President, John Hancock Home Mortgage Corporation (1984-1986); Senior
                           Vice President of Treasury and Financial Services, John Hancock
                           Mutual Life Insurance Company, Inc. (1982-1986)
--------------------------------------------------------------------------------------------------------------------
William N. Searcy          Private investor since October 2003; Trustee of 18 open-end mutual            52
9/03/46                    funds managed by Sun Capital Advisers, Inc. (since October 1998).
Director since 2002        Formerly, Pension & Savings Trust Officer, Sprint Corporation((3))
                           (telecommunications) (November 1989-October 2003)
--------------------------------------------------------------------------------------------------------------------

                                       25

Interested Director

--------------------------------------------------------------------------------------------------------------------
William N. Shiebler(4)     Vice Chairman, Deutsche Asset Management ("DeAM") and a member of the         126
2/06/42                    DeAM Global Executive Committee (since 2002); Vice Chairman of Putnam
Director since 2004        Investments, Inc. (1999); Director and Senior Managing Director of
                           Putnam Investments, Inc. and President, Chief Executive Officer, and
                           Director of Putnam Mutual Funds Inc. (1990-1999)
--------------------------------------------------------------------------------------------------------------------


Officers


--------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the
Fund and Length of Time    Business Experience and Directorships
Served(1),(2)              During the Past 5 Years
--------------------------------------------------------------------------------------------------------------------
Julian F. Sluyters(6)      Managing Director(5), Deutsche Asset Management (since May 2004); President and Chief
7/14/60                    Executive Officer of The Germany Fund, Inc., The New Germany Fund, Inc., The Central
President and Chief        Europe and Russia Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder
Executive Officer          Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004); Scudder
since 2004                 Global Commodities Stock Fund, Inc. (since July 2004); President and Chief Executive
                           Officer, UBS Fund Services (2001-2003); Chief Administrative Officer (1998-2001) and
                           Senior Vice President and Director of Mutual Fund Operations (1991 to 1998) UBS Global
                           Asset Management
--------------------------------------------------------------------------------------------------------------------
Kenneth Murphy(7)          Director(5), Deutsche Asset Management (2000-present). Formerly, Director, John
10/13/63                   Hancock Signature Services (1992-2000)
Vice President and
Anti-Money Laundering
Compliance Officer since
2002
--------------------------------------------------------------------------------------------------------------------
Paul H. Schubert(6)        Managing Director(5), Deutsche Asset Management (since July 2004); formerly, Executive
1/11/63                    Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds
Chief Financial Officer    (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset
since 2004                 Management (1994-1998)
Treasurer since 2005
--------------------------------------------------------------------------------------------------------------------
John Millette(7)           Director(5), Deutsche Asset Management
8/23/62
Secretary since 2003
--------------------------------------------------------------------------------------------------------------------
Lisa Hertz(6)              Vice President, Deutsche Asset Management
8/21/70
Assistant Secretary since
2004
--------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch           Consultant. Formerly, Managing Director, Deutsche Asset Management (2002-2005);
3/27/54                    Director, Deutsche Asset Management (1999-2002), Principal, BT Alex. Brown Incorporated
Assistant Secretary since  (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United
2002                       States Securities and Exchange Commission (1993-1998); Director, Deutsche Global Funds
                           Ltd. (2002-2004)
--------------------------------------------------------------------------------------------------------------------



                                       26

--------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the
Fund and Length of Time    Business Experience and Directorships
Served(1),(2)              During the Past 5 Years
--------------------------------------------------------------------------------------------------------------------
Caroline Pearson(7)        Managing Director((5)), Deutsche Asset Management
4/01/62
Assistant Secretary since
2002
--------------------------------------------------------------------------------------------------------------------
Bruce A. Rosenblum         Director((5)), Deutsche Asset Management
9/14/60
Vice President since 2003
and Assistant Secretary
since 2002
--------------------------------------------------------------------------------------------------------------------
Scott M. McHugh(7)         Director((5)), Deutsche Asset Management
9/13/71
Assistant Treasurer since
2005
--------------------------------------------------------------------------------------------------------------------
Kathleen Sullivan          Director((5)), Deutsche Asset Management
D'Eramo(7)
1/25/57
Assistant Treasurer since
2003
--------------------------------------------------------------------------------------------------------------------
Philip Gallo(6)            Managing Director(5), Deutsche Asset Management (2003-present).  Formerly, Co-Head of
8/02/62                    Goldman Sachs Asset Management Legal (1994-2003)
Chief Compliance Officer
since 2004
--------------------------------------------------------------------------------------------------------------------

(1) Unless otherwise indicated, the mailing address of each Director and officer with respect to fund operations is One South Street, Baltimore, MD 21202.

(2) Length of time served represents the date that each Director or officer first began serving in that position with Cash Reserve Fund, Inc.

(3) A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

(4) Mr. Shiebler is a Director who is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Shiebler is a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates. Mr. Shiebler's business address is 345 Park Avenue, New York, New York 10154.

(5)    Executive title, not a board directorship.

(6)    Address: 345 Park Avenue, New York, New York 10154.

(7)    Address: Two International Place, Boston, Massachusetts 02110.


Each Officer also holds similar positions for other investment companies for which DeAM, Inc. or an affiliate serves as the advisor.

Officer's Role with Principal Underwriter: Scudder Distributors, Inc.

Caroline Pearson:              Secretary


Director Ownership in the Fund(1)

                                                                                       Aggregate Dollar Range of
                                                        Dollar Range of                 Ownership as of 12/31/04
                                                    Beneficial Ownership in             in all Funds Overseen by
Director                                            Cash Reserve Fund, Inc.        Director in the Fund Complex(2)
--------                                            -----------------------                 -------------------

Independent Directors:

Richard R. Burt                                               None                           Over $100,000
S. Leland Dill                                                None                           Over $100,000
Martin J. Gruber                                              None                           Over $100,000
Joseph R. Hardiman                                       Over $100,000                       Over $100,000
Richard J. Herring                                            None                           Over $100,000
Graham E. Jones                                               None                           Over $100,000
Rebecca W. Rimel                                              None                           Over $100,000
Philip Saunders, Jr.                                          None                           Over $100,000
William N. Searcy                                             None                           Over $100,000
William N. Shiebler                                           None                           Over $100,000

(1) The amount shown includes share equivalents of funds which the board member is deemed to be invested pursuant to the Fund's deferred compensation plan. The inclusion therein of any shares deemed beneficially owned does not constitute an admission of beneficial ownership of the shares.

(2) Securities beneficially owned as defined under the 1934 Act include direct and/or indirect ownership of securities where the Director's economic interest is tied to the securities, employment ownership and securities when the Director can exert voting power and when the Director has authority to sell the securities. The dollar ranges are:
         None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over $100,000.


Ownership in Securities of the Advisor and Related
Companies


As reported to the Fund, the information in the following table reflects ownership by the Independent Directors and their immediate family members of certain securities as of December 31, 2004. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund (including Deutsche Bank AG).


                                                                                    Value of
                                  Owner and                                      Securities on       Percent of
Independent                    Relationship to                     Title of       an Aggregate      Class on an
Director                           Director          Company         Class           Basis        Aggregate Basis
--------                           --------          -------         -----           -----        ---------------


Richard R. Burt                                      None
S. Leland Dill                                       None
Martin J. Gruber                                     None
Joseph R. Hardiman                                   None
Richard Herring                                      None
Graham E. Jones                                      None
Rebecca W. Rimel                                     None




                                       28

                                                                                    Value of
                                  Owner and                                      Securities on       Percent of
Independent                    Relationship to                     Title of       an Aggregate      Class on an
Director                           Director          Company         Class           Basis        Aggregate Basis
--------                           --------          -------         -----           -----        ---------------


Philip Saunders, Jr.                                 None
William N. Searcy                                    None


As of July 18, 2005, the Directors and officers of the Fund owned, as a group, less than 1% of the outstanding shares of the Fund.

To the best of the Fund's knowledge, as of July 18, 2005, no person owned of record or beneficially 5% or more of any class of the Fund's outstanding shares, except as noted below.


                                                                                                       Percentage of
                Name of Series and Class                           Name and Address of Owner             Ownership
                ------------------------                           -------------------------             ---------


Cash Reserve Prime Series - Retail Class Shares           DB Alex Brown/Pershing                           98.88%
                                                          Jersey City, NJ 07399-0001

Cash Reserve Prime Series - Institutional Class Shares    DB Alex Brown/Pershing                           99.80%
                                                          Jersey City, NJ 07399-0001

Cash Reserve Tax Free Series - Retail Class Shares        William Blair & Company                          12.90%
                                                          Chicago, IL 60606-5312

Cash Reserve Tax Free Series - Retail Class Shares        DB Alex Brown/Pershing                           86.34%
                                                          Jersey City, NJ 07399-0001

Cash  Reserve  Tax  Free  Series - Institutional  Class   DB Alex Brown/Pershing                           98.45%
Shares                                                    Jersey City, NJ 07399-0001




                                       29

                                                                                                       Percentage of
                Name of Series and Class                           Name and Address of Owner             Ownership
                ------------------------                           -------------------------             ---------

Cash Reserve Treasury Series - Retail Class Shares         DB Alex Brown/Pershing                          97.43%
                                                           Jersey City, NJ 07399-0001

Cash  Reserve  Treasury  Series - Institutional  Class     DB Alex Brown/Pershing                           99.77%
Shares                                                     Jersey City, NJ 07399-0001


[The above shareholders of record owned 25% or more of the voting securities of Fund's series and, therefore, may, for certain purposes, be deemed to control and be able to affect the outcome of certain matters presented for a vote of its shareholders.]


Information Concerning Committees and Meetings of Directors


The Board of Directors of the Fund met 13 times during the calendar year ended December 31, 2004 and each Director attended at least 75% of the meetings of the Board and meetings of the committees of the Board of Directors on which such Director served.

Board Committees. The Board of Directors oversees a number of investment companies managed by the Advisor. Information shown below represents meetings held on behalf of all such funds. The common Board currently has the following committees:

Audit Committee. The Audit Committee, formerly known as the Audit and Compliance Committee, selects the independent registered public accounting firms for the Fund, confers with the independent registered public accounting firm regarding the Fund's financial statements, the results of audits and related matters, and performs such other tasks as it deems necessary or appropriate. The Audit Committee approves all significant services proposed to be performed by the independent registered public accounting firm and considers the possible effect of such services on their independence. The members of the Audit Committee are Messrs. Dill (Chair), Jones, Herring, Searcy and Saunders. The Audit Committee met seven times during the calendar year ended December 31, 2004.

Nominating  and  Governance  Committee.  The  primary  responsibilities  of  the
Nominating and Governance Committee, consisting of all the Independent Directors, are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating and Governance Committee also evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Funds. The Nominating and Governance Committee, which meets as often as deemed appropriate by the Committee, met three times during the calendar year ended December 31, 2004.

Valuation Committee. The Valuation Committee is authorized to act for the Board of Directors in connection with the valuation of securities held by the Fund in accordance with the Fund's Valuation Procedures. Messrs. Herring, Gruber and Saunders (Chair) are members of the Committee with Messrs. Burt, Dill, Hardiman, Jones, Searcy and Ms. Rimel as alternates. Two Directors are required to constitute a quorum for meetings of the Valuation Committee. The Valuation Committee met six times during the calendar year ended December 31, 2004.

Additional Committees. The Board of Directors has established a Fixed Income Oversight Committee and an Equity Oversight Committee. The members of the Fixed Income Oversight Committee are Messrs. Dill, Jones and Searcy (Chair). The members of the Equity Oversight Committee are Messrs. Burt, Gruber (Chair), Hardiman, Herring, Saunders and Ms. Rimel. The Fixed Income Oversight and Equity Oversight Committees periodically review the investment performance of the Fund. The Fixed Income Oversight Committee met five times and the Equity Oversight Committee met five times during the calendar year ended December 31, 2004.

Marketing/Shareholder Service Committee: The Marketing/Shareholder Service Committee oversees (I) the quality, costs and types of shareholder services provided to the Funds and their shareholders, and (ii) the distribution-related services provided to the Fund and their shareholders. The members of the committee are Messrs. Burt, Gruber, Herring (Chair), Shiebler and Ms. Rimel . This committee was established December 2004 and therefore held one meeting during the calendar year 2004.

Legal/Regulatory/Compliance Committee: The Legal/Regulatory/Compliance Committee oversees (i) the significant legal affairs of the Fund, including the handling of pending or threatened litigation or regulatory action involving the Fund, and
(ii) general compliance matters relating to the Fund. The members of the Legal/Regulatory/Compliance Committee are Messrs. Burt (Chair), Dill and Hardiman and Ms. Rimel. This committee was established December 2004 and met one time in 2004.

Expense/Operations Committee: The Expense/Operations Committee (previously known as the Operations Committee) (i) monitors the Fund's total operating expense levels, (ii) oversees the provision of administrative services to the Funds, including the Fund's custody, fund accounting and insurance arrangements, and
(iii) reviews the Fund's investment advisers' brokerage practices, including the implementation of related policies. The members of the Expense/Operations Committee are Messrs. Dill, Hardiman, Jones (Chair), Saunders and Searcy. This committee met five times in 2004.

Remuneration. Officers of the Fund receive no direct remuneration from the Fund. Officers and Directors of the Fund who are officers or Directors of Deutsche Asset Management or the Advisor may be considered to have received remuneration indirectly. Each Director who is not an "interested person" of the Fund receives compensation from the Fund for his or her services, which includes an annual retainer fee and an attendance fee for each Board meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board meetings). Additionally, each Independent Director receives a fee for each telephonic Audit Committee or Board meeting in which he or she participates. Each Independent Director also may receive a fee for certain special committee meetings attended. In addition, the Chair of the Audit Committee receives an annual fee for his services.

Members of the Board of Directors who are employees of the Advisor or its affiliates receive no direct compensation from the Fund, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Fund. The following table shows compensation received by each Director from the Fund and aggregate compensation from the Fund Complex during the calendar year 2004.

                                                                                     Pension or          Total
                                                                                     Retirement    Compensation Paid
                                                                                      Benefits      to Director from
                             Compensation       Compensation      Compensation       Accrued as         the Fund
Name of                          from               from              from         Part of Fund      and the Fund
Director                     Prime Series     Treasury Series    Tax-Free Series      Expenses      Complex(1),(3)
--------                     ------------     ---------------    ---------------      --------      --------------

Richard R. Burt(4)         $11,687            $2,258            $3,839             $0              $198,370
S. Leland Dill             $10,845            $2,115            $3,570             $0              $155,500
Martin J. Gruber          $  9,551            $1,917            $3,192             $0              $136,000
Joseph R. Hardiman(2)     $  9,792            $1,955            $3,265             $0              $139,000
Richard J. Herring(2)     $  9,732            $1,945            $3,245             $0              $138,000



                                       31

                                                                                     Pension or          Total
                                                                                     Retirement    Compensation Paid
                                                                                      Benefits      to Director from
                             Compensation       Compensation      Compensation       Accrued as         the Fund
Name of                          from               from              from         Part of Fund      and the Fund
Director                     Prime Series     Treasury Series    Tax-Free Series      Expenses      Complex(1),(3)
--------                     ------------     ---------------    ---------------      --------      --------------

Graham E. Jones           $  9,643            $1,931            $3,219             $0              $137,000
Rebecca W. Rimel(2)        $11,763            $2,270            $3,863             $0              $164,120
Philip Saunders, Jr.(2)   $  9,735            $1,945            $3,245             $0              $138,000
William N. Searcy          $10,332            $2,035            $3,418             $0              $149,500

(1) During calendar year 2004, the total number of funds overseen by each Director was 55 funds, except for Mr. Burt, who oversaw 58 funds.

(2) Of the amounts payable to Ms. Rimel and Messrs. Hardiman, Herring and Saunders, $144,897, $57,154, $56,554 and $126,888, respectively, was deferred pursuant to a deferred compensation plan.

(3) Aggregate compensation reflects amounts paid to the Trustees for special meetings of ad hoc committees of the New York Board in connection with the possible consolidation of the various Scudder Fund Boards and with respect to legal and regulatory matters. Such amounts totaled $31,120 for Mr. Burt, $3,000 for Mr. Dill, $3,000 for Mr. Gruber, $3,000 for Mr. Hardiman, $4,000 for Mr. Herring, $3,000 for Mr. Jones, $31,120 for Ms. Rimel, $4,000 for Mr. Saunders and $2,000 for Mr. Searcy. These meeting fees were borne by the Advisor.

(4) Mr. Burt also served on the Germany Funds Board in 2004, for which he received the compensation indicated.

Certain funds in the Fund Complex, including this Fund, have adopted a Retirement Plan for Directors who are not employees of the Fund, the Fund's Administrator or their respective affiliates (the "Retirement Plan"). After completion of six years of service, each participant in the Retirement Plan will be entitled to receive an annual retirement benefit equal to a percentage of the fee earned by the participant in his or her last year of service. Upon retirement, each participant will receive annually 10% of such fee for each year that he or she served after completion of the first five years, up to a maximum annual benefit of 50% of the fee earned by the participant in his or her last year of service. The fee will be paid quarterly, for life, by the fund for which he or she serves. The Retirement Plan is unfunded and unvested. Such fees are allocated to each of the 25 funds that have adopted the Retirement Plan based upon the relative net assets of such fund.

Set forth in the table below are the estimated annual benefits payable to a participant upon retirement assuming various years of service and payment of a percentage of the fee earned by such participant in his or her last year of service, as described above.

       Estimated Annual Benefits Payable By Fund Complex Upon Retirement
       -----------------------------------------------------------------

Years of Service         Chair Audit Committee        Other Participants
----------------         ---------------------        ------------------

6 years                         $4,900                      $3,900
7 years                         $9,800                      $7,800
8 years                         $14,700                    $11,700
9 years                         $19,600                    $15,600
10 years or more                $24,500                    $19,500

Effective February 12, 2001, the Board of Directors of the Fund, as well as the Fund participating in the Retirement Plan, voted to amend the Plan as part of an overall review of the compensation paid to Directors. The amendments provided that no further benefits would accrue to any current or future Directors and included a onetime payment of benefits accrued under the Plan to Directors, as calculated based on the following actuarial assumptions: (1) retirement benefits at the later of age 65 or 10 years of service based on a 10% per year of service vesting schedule; (2) a 6% interest rate; and (3) rounding all calculations to the next whole year as of January 31, 2001. At each Director's election, this one-time payment could be transferred into the Deferred Compensation Plan, described below.

Any Director who receives fees from the Fund is permitted to defer 50% to 100% of his or her annual compensation pursuant to a Deferred Compensation Plan. Messrs. Herring, Hardiman, Saunders and Ms. Rimel have each executed a Deferred Compensation Agreement. Currently, the deferring Directors may select from among certain funds in the Scudder Family of funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring Directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of ten years.

Agreement to Indemnify Independent Directors for Certain Expenses

In connection with litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Fund, the Fund's investment advisor has agreed, subject to applicable law and regulation, to indemnify and hold harmless the applicable Fund against any and all loss, damage, liability and expense, arising from market timing or marketing and sales matters alleged in any enforcement actions brought by governmental authorities involving or potentially affecting the Fund or the investment advisor ("Enforcement Actions") or that are the basis for private actions brought by shareholders of the Fund against the Fund, its directors and officers, the Fund's investment advisor and/or certain other parties ("Private Litigation"), or any proceedings or actions that may be threatened or commenced in the future by any person (including governmental authorities), arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation. In recognition of its undertaking to indemnify the applicable Fund and in light of the rebuttable presumption generally afforded to independent directors of investment companies that they have not engaged in disabling conduct, the Fund's investment advisor has also agreed, subject to applicable law and regulation, to indemnify the applicable Fund's Independent Trustees against certain liabilities the Independent Trustees may incur from the matters alleged in any Enforcement Actions or Private Litigation or arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation, and advance expenses that may be incurred by the Independent Trustees in connection with any Enforcement Actions or Private Litigation. The applicable investment advisor is not, however, required to provide indemnification and advancement of expenses: (1) with respect to any proceeding or action with respect to which the applicable Fund's Board determines that the Independent Trustee ultimately would not be entitled to indemnification or (2) for any liability of the Independent Trustee to the Fund or its shareholders to which the Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the Independent Trustee's duties as a director or trustee of the Fund as determined in a final adjudication in such action or proceeding. The estimated amount of any expenses that may be advanced to the Independent Trustees or indemnity that may be payable under the indemnity agreements is currently unknown. These agreements by the Fund's investment advisor will survive the termination of the investment management agreement between the investment advisor and the Fund.


Code of Ethics

The Board of Directors of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Fund's Code of Ethics permits access persons of the Fund (Board members, officers and employees of the Advisor), to make personal securities transactions for their own accounts. This includes transactions in securities that may be purchased or held by the Fund, but requires compliance with the Code's pre-clearance requirements, subject to certain exceptions. In addition, the Fund's Code of Ethics provides for trading "blackout periods" that prohibit trading of personnel within periods of trading by the Portfolios in the same security. The Fund's Code of Ethics also prohibits short term trading profits and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.

The Fund's Advisor and its affiliates (including the Fund's Distributor, SDI) have each adopted a Code of Ethics pursuant to 17j-1 under the 1940 Act (the "Consolidated Code"). The Consolidated Code permits access persons to trade in securities that may be purchased or held by the Fund for their own accounts, subject to compliance with the Consolidated Code's preclearance requirements. In addition, the Consolidated Code also provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by a Portfolio in the same security. The Consolidated Code also prohibits short term trading profits, and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.

These codes of ethics are on public file with, and are available from, the SEC.

                             PROXY VOTING GUIDELINES

To the extent that the Fund invests in voting securities such as other registered investment companies, the following applies. The Fund has delegated proxy voting responsibilities to the Advisor, subject to the Board's general oversight. The Fund has delegated proxy voting to the Advisor with the direction that proxies should be voted consistent with the Fund's best economic interests. The Advisor has adopted its own Proxy Voting Policies and Procedures ("Policies"), and Proxy Voting Guidelines ("Guidelines") for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Advisor and its affiliates, including the Fund's principal underwriter. The Guidelines set forth the Advisor's general position on various proposals, such as:

o Shareholder Rights -- The Advisor generally votes against proposals that restrict shareholder rights.

o Corporate Governance -- The Advisor generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments.

o Anti-Takeover Matters -- The Advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes "against" the adoption of poison pills if they are submitted for shareholder ratification. The Advisor generally votes for fair price proposals.

o Compensation Matters -- The Advisor generally votes for executive cash compensation proposals, unless they are unreasonably excessive. The Advisor generally votes against stock option plans that do not meet the Advisor's criteria.

o Routine Matters -- The Advisor generally votes for the ratification of auditors, procedural matters related to the annual meeting, and changes in company name, and against bundled proposals and adjournment.


The general provisions described above do not apply to investment companies. The Advisor generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third-party, except for proxies solicited by or with respect to investment companies for which the Advisor or an affiliate serves as investment advisor or principal underwriter ("affiliated investment companies"). The Advisor votes affiliated investment company proxies in the same proportion as the vote of the investment company's other shareholders (sometimes called "mirror" or "echo" voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the 1940 Act.

Although the Guidelines set forth the Advisor's general voting positions on various proposals, the Advisor may, consistent with the Funds' best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines on a particular issue may or may not reflect the view of individual members of the Board, or of a majority of the Board. In addition, the Guidelines may reflect a voting position that differs from the actual practices of the public company(ies) within the Deutsche Bank organization or of the investment companies for which the Advisor or an affiliate serves as investment advisor or sponsor.

The Advisor may consider the views of a portfolio company's management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management's views are not determinative.

As mentioned above, the Policies describe the way in which the Advisor resolves conflicts of interest. To resolve conflicts, the Advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If the Advisor departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a proxy voting committee established by the Advisor will vote the proxy. Before voting any such proxy, however, the Advisor's conflicts review committee will conduct an investigation to determine whether any potential conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review committee determines that the Advisor has a material conflict of interest, or certain individuals on the proxy voting committee should be recused from participating in a particular proxy vote, it will inform the proxy voting committee. If notified that the Advisor has a material conflict, or fewer than three voting members are eligible to participate in the proxy vote, typically the Advisor will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party. Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Advisor may not vote proxies on certain foreign securities due to local restrictions or customs. The Advisor generally does not vote proxies on securities subject to share blocking restrictions.


A description of the Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site -- www.scudder.com (type "proxy voting" in the search field) -- or on the SEC's Web site -- www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 730-1313.


The Investment Advisor

The Advisor is an indirect subsidiary of Deutsche Bank AG. Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance. ICCC was organized in 1987.

Pursuant to the terms of the advisory agreements ("Advisory  Agreements"),  ICCC
(a) supervises and manages the Fund's operations; (b) formulates and implements continuing programs for the purchases and sales of securities, consistent with the investment objective and policies of each Series; (c) provides the Fund with such executive, administrative and clerical services as are deemed advisable by the Fund's Board of Directors; (d) provides the Fund with, or obtains for it, adequate office space and all necessary office equipment and services; (e) obtains and evaluates pertinent information about significant developments and economic, statistical and financial data, domestic, foreign and otherwise, whether affecting the economy generally or any Series of the Fund, and whether concerning the individual issuers whose securities are included in the Fund's Series or the activities in which they engage, or with respect to securities which ICCC considers desirable for inclusion in the portfolio of any of the Fund's Series; (f) determines which issuers and securities shall be represented in the portfolio of any of the Fund's Series; (g) takes all actions necessary to carry into effect the Fund's purchase and sale programs; (h) supervises the operations of the Fund's transfer and dividend disbursing agent; (i) provides the Fund with such administrative and clerical services for the maintenance of certain shareholder records as are deemed advisable by the Fund's Board of Directors; and (j) arranges, but does not pay for, the periodic updating of prospectuses and supplements thereto, proxy material, tax returns, reports to the Fund's shareholders and reports to and filings with the SEC and state Blue Sky authorities. ICCC may delegate its duties under the Advisory Agreements and has delegated day-to-day management responsibilities to certain employees of an affiliated investment advisor, subject to continued supervision by ICCC.

As compensation for its services for the Fund, ICCC is entitled to receive a fee from each Series, calculated daily and paid monthly, at the following annual rates based upon each Series' aggregate average daily net assets: 0.30% of the first $500 million, 0.26% of the next $500 million, 0.25% of the next $500 million, 0.24% of the next $1 billion, 0.23% of the next $1 billion and 0.22% of that portion in excess of $3.5 billion. In addition, the Advisor is entitled to receive an additional fee with respect to the Prime Series and the Tax-Free Series, calculated daily and paid monthly, at the annual rate of 0.02% of the Prime Series' average daily net assets and 0.03% of the Tax-Free Series' average daily net assets.

ICCC may, from time to time, voluntarily waive a portion of its advisory fee with respect to any Series to preserve or enhance the performance of the Series.


Advisory fees paid by the Fund to ICCC for the last three fiscal years were as follows:

For the Fiscal Year Ended March 31,

                 2005                                    2004                                   2003
                 ----                                    ----                                   ----


              $10,977,285                             $12,385,956                           $15,247,601
   ($10,896,980 net of fee waivers)        ($12,092,813 net of fee waivers)       ($14,892,863 net of fee waivers)

The Advisory Agreements were approved for continuance on August 6, 2004 by a vote of the Fund's Board of Directors, including a majority of those Directors who were not parties to the Advisory Agreements or "interested persons" of such parties. The Advisory Agreements will continue in effect with respect to each Series that it covers only if such continuance is specifically approved annually by the Directors, including a majority of the Directors who are not parties to the Advisory Agreements or "interested persons" (as such term is defined in the 1940 Act) of such parties, or by a vote of a majority of the outstanding shares of such Series. The Advisory Agreements are terminable by a vote of the Directors, or with respect to a Series, by the holders of a majority of the outstanding shares of the affected Series, at any time without penalty on 60 days' written notice to the Advisor. Termination of an Advisory Agreement with respect to a Series will not terminate or otherwise invalidate any provision of the Advisory Agreement between the Advisor and any other Series. The Advisor may terminate the Advisory Agreements at any time without penalty on 60 days' written notice to the Fund. The Advisory Agreements terminate automatically in the event of its assignment (as such term is defined in the 1940 Act).


In approving the continuation of the Fund's Advisory Agreements, the Board, including the Independent Directors, carefully considered (1) the nature and quality of services to be provided to the Fund; (2) the Advisor's compensation and profitability for providing such services; (3) the indirect costs and benefits of providing the advisory services; (4) the extent to which economies of scale are shared with the Fund through breakpoints or otherwise; and (5) comparative information on fees and expenses of similar mutual funds. Specifically, the Board considered the fact that the Advisor benefited, at least indirectly from certain securities lending and brokerage relationships between the Fund and affiliates of the Advisor (and that the Board received information regularly about these relationships). The Board also considered the nature and extent of benefits that the Advisor received from the brokerage and research services it received from broker-dealers who executed portfolio transactions for the Fund. After requesting and reviewing such information, as they deemed necessary, the Board concluded that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

The Advisory Agreements provide that the Advisor will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or any fund in connection with the performance of the Advisor's obligations under the Advisory Agreements with the Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

In the management of the funds and its other accounts, the Advisor allocates investment opportunities to all accounts for which they are appropriate subject to the availability of cash in any particular account and the final decision of the individual or individuals in charge of such accounts. Where market supply is inadequate for a distribution to all such accounts, securities are allocated based on a fund's pro rata portion of the amount ordered. In some cases this procedure may have an adverse effect on the price or volume of the security as far as a fund is concerned. However, it is the judgment of the Board that the desirability of continuing the Trust's advisory arrangements with the Advisor outweighs any disadvantages that may result from contemporaneous transactions. See "Portfolio Transactions."

The Advisory Agreements continue in effect from year to year if each such agreement is specifically approved at least annually by the Fund's Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in such agreements, with such Independent Directors casting votes in person at a meeting called for such purpose, or by a vote of a majority of the outstanding shares (as defined under "The Fund and Its Shares"). The Fund or ICCC may terminate any Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreements terminate automatically in the event of an "assignment," as defined in the 1940 Act.

On March 26, 2002, new Advisory Agreements (the "New Advisory Agreements") between the Fund on behalf of each Series, and Deutsche Asset Management, Inc. ("DeAM, Inc."), an affiliate of ICCC, were approved by a vote of the Fund's Board of Directors, including a majority of those Directors who were not parties to the New Advisory Agreements or "interested persons" of such parties. The New Advisory Agreements subsequently were approved by shareholders at a meeting held on July 30, 2002, on the condition that they could be implemented within two years of that date subject to final approval by the Independent Directors prior to implementation. As of July 30, 2004, the New Advisory Agreements had not been implemented. After further consideration of the tax implications and cost associated with implementing the New Advisory Agreements, management recommended that the Board of Directors approve, at its August 5-6, 2004 meeting, the continuance of the current Advisory Agreement with ICCC. Management represented to the Board of Directors that shareholders would not be disadvantaged if the Fund does not enter into the New Advisory Agreements because the terms and conditions of the current Advisory Agreements, including the fees to be paid, do not differ in any material respect from the terms of the New Advisory Agreements, except that DeAM, Inc. would be the investment advisor rather than ICCC. Management further represented that the change in investment advisor from ICCC to DeAM, Inc. was proposed as a matter of administrative convenience and that even if the New Advisory Agreements were implemented no material change would occur in the nature, level, or quality of services currently provided to each Series by ICCC.

Distributor

SDI, an affiliate of the Advisor, serves as the distributor for each class of the Fund's shares pursuant to a Distribution Agreement (the "Distribution Agreement"). Prior to August 19, 2002, the Fund's distributor was ICC Distributors, Inc. SDI provides the same services that ICC Distributors provided to the Fund and is entitled to receive the same rate of compensation. The Distributor also serves as the distributor for other funds in the fund complex. The Distribution Agreement provides that the Distributor shall (i) use reasonable efforts to sell shares upon the terms and conditions contained in the Distribution Agreement and the Fund's then current Prospectus; (ii) use its best efforts to conform with the requirements of all federal and state laws relating to the sale of the shares; (iii) adopt and follow procedures as may be necessary to comply with the requirements of the NASD and any other applicable self-regulatory organization; (iv) perform its duties under the supervision of and in accordance with the directives of the Fund's Board of Directors and the Fund's Articles of Incorporation and By-Laws; and (v) provide the Fund's Board of Directors with a written report of the amounts expended in connection with the Distribution Agreement. The Distributor shall devote reasonable time and effort to effect sales of shares but shall not be obligated to sell any specific number of shares. The services of the Distributor are not exclusive and the Distributor shall not be liable to the Fund or its shareholders for any error of judgment or mistake of law, for any losses arising out of any investment, or for any action or inaction of the Distributor in the absence of bad faith, willful misfeasance or gross negligence in the performance of its duties or obligations under the Distribution Agreement or by reason of its reckless disregard of its duties and obligations under the Distribution Agreement. The Distribution Agreement further provides that the Fund and the Distributor will mutually indemnify each other for losses relating to disclosures in the Fund's registration statement.

The Distribution Agreement may be terminated at any time upon 60 days' written notice by the Fund, without penalty, by the vote of a majority of the Fund's Independent Directors, by a vote of a majority of the Fund's outstanding shares of the relevant class of the Fund (as defined under "The Fund and Its Shares"), or upon 60 days' written notice by the Distributor, and shall automatically terminate in the event of an assignment. The Distribution Agreement has an initial term of one year from the date of effectiveness. It shall continue in effect thereafter with respect to each class of the Fund provided that it is approved at least annually by (i) a vote of a majority of the outstanding shares of the relevant class of the Fund or (ii) a vote of a majority of the Fund's Board of Directors including a majority of the Independent Directors and, with respect to each class of the Fund for which there is a plan of distribution, so long as such plan of distribution is approved at least annually by a majority of the Independent Directors in person at a meeting called for the purpose of voting on such approval.


As compensation for its services, the Distributor receives a distribution fee from the Fund, calculated daily and paid monthly, at the annual rate of 0.25% of the aggregate average daily net assets of the Deutsche Bank Alex. Brown Cash Reserve Prime, Treasury and Tax-Free Shares and the Cash Reserve Prime Class A Shares. The Distributor receives no compensation with respect to its services as distributor for the Deutsche Bank Alex. Brown Cash Reserve Prime, Treasury and Tax-Free Institutional Shares. The Distributor receives a distribution fee from the Fund, calculated daily and paid monthly, at the annual rates of 0.75% of the average daily net assets of the Cash Reserve Prime Class B and Class C Shares. In addition, the Distributor receives a shareholder servicing fee, paid monthly, at an annual rate equal to 0.25% of the Cash Reserve Prime Class B and Class C Shares' average daily net assets and 0.07% of the Cash Reserve Shares' (Prime Series, Treasury Series, Tax-Free Series) average daily net assets.


As compensation for providing distribution and shareholder services to the Fund for the last three fiscal years, the Distributor received fees in the following amounts:

                                                 For the Fiscal Year Ended March 31,

                       Fee                                 2005                   2004                   2003*
                       ---                                 ----                   ----                   -----


Prime Shares 12b-1 Fee                                  $5,941,954             $6,984,412             $8,684,638
Treasury Shares 12b-1 Fee                                 $893,377               $991,851             $1,410,236
Tax-Free Shares 12b-1 Fee                               $1,580,081             $1,757,550             $2,068,583
Prime Shares Shareholder Service Fee                    $1,663,756             $1,955,635             $2,420,265
Treasury Shares Shareholder Service Fee                   $250,151               $277,718               $394,865
Tax-Free Shares Shareholder Service Fee                   $442,423               $492,113               $579,202
Cash Reserve Prime Class A 12b-1 Fee                        $9,717                $17,296                $36,040
Cash Reserve Prime Class B 12b-1 and Shareholder           $31,728                $73,567               $129,794
Servicing Fee
Cash Reserve Prime Class C 12b-1 and Shareholder            $1,278                 $2,230                 $5,409
Servicing Fee


*        For the  period  April  2002 -  August  2002,  ICC  Distributors,  Inc.
         received a portion of these fees.


Pursuant  to  the  Distribution  Agreement,  the  Distributor  may  pay  certain promotional and advertising expenses and, except in the case of the Institutional Shares, may compensate certain registered securities dealers and banks and other financial institutions for services provided in connection with the processing of orders for purchase or redemption of the Fund's shares and furnishing other shareholder services. Payments by the Distributor to certain registered securities dealers are paid by the Distributor out of fees received by the Distributor from the Fund. In addition, the Fund may enter into Shareholder Servicing Agreements pursuant to which the Advisor or its affiliates will provide compensation out of its own resources for ongoing shareholder services. Specifically, the Distributor may compensate certain registered securities dealers for opening accounts, processing investor purchase and redemption orders, responding to inquiries from Fund shareholders concerning the status of their accounts and the operations of the Fund, and communicating with the Fund and its transfer agent on behalf of Fund shareholders. The Distributor may also enter into shareholder processing and servicing agreements ("Shareholder Servicing Agreements") with any securities dealer who is registered under the 1934 Act and is a member in good standing of the NASD and with banks and other financial institutions who may wish to establish accounts or sub-accounts on behalf of their customers (collectively, such securities dealers, banks and financial institutions are referred to as "Shareholder Servicing Agents").


The Distributor may make payments to Shareholder Servicing Agents out of its distribution fee, for processing investor purchase and redemption orders, responding to inquiries from Fund shareholders concerning the status of their accounts and operations of the Fund and communicating with the Fund, its transfer agent and the Distributor. The fees payable to Shareholder Servicing Agents under Shareholder Servicing Agreements will be negotiated by the Distributor. The Distributor will report quarterly to the Fund's Board of Directors on the rate to be paid under each such agreement and the amounts paid or payable under such agreements. The rate will be based upon the Distributor's analysis of: (1) the nature, quality and scope of services being provided by the Shareholder Servicing Agent; (2) the costs incurred by the Shareholder Servicing Agent in connection with providing services to shareholders; (3) the amount of assets being invested in shares of the Fund; and (4) the contribution being made by the Shareholder Servicing Agent toward reducing the Fund's expense ratio. The provisions of the Distribution Agreement authorizing payments by the Distributor for advertisements, promotional materials, sales literature and printing and mailing of prospectuses to other than Fund shareholders and payments by the Distributor and the Fund to Shareholder Servicing Agents may be deemed to constitute payments by the Fund to support distribution.


Pursuant to Rule 12b-1 under the 1940 Act, investment companies may pay distribution expenses directly or indirectly only pursuant to a plan adopted by the investment company's board of directors and approved by its shareholders. The Fund has adopted seven separate distribution plans: one for the Cash Reserve Prime Class A Shares; one for the Cash Reserve Prime Class B Shares; one for the Cash Reserve Prime Class C Shares; one for the Cash Reserve Prime Shares; one for the Cash Reserve Treasury Shares and one for the Cash Reserve Tax-Free Shares (the "Plans"). Amounts allocated to Participating Dealers or Shareholder Servicing Agents may not exceed amounts payable to the Distributors under the Plans with respect to shares held by or on behalf of customers of such entities.


The Plans will remain in effect from year to year, provided that each agreement and Plan is specifically approved at least annually by the Fund's Board of Directors and by the affirmative vote of a majority of the Independent Directors by votes cast in person at a meeting called for such purpose. In approving the Plans, the directors determined, in the exercise of their business judgment and in light of their fiduciary duties as directors of the Fund, that there was a reasonable likelihood that such Plans would benefit the Fund and its shareholders. Although it is a primary objective of each Plan to reduce expenses of the Fund by fostering growth in the Fund's net assets, there can be no assurance that this objective of each Plan will be achieved; however, based on the data and information presented to the Board of Directors by the Distributor, the Board of Directors determined that there is a reasonable likelihood that the benefits of growth in the size of the Fund can be accomplished under the Plan.

Each Plan will be renewed only if the directors make a similar determination prior to each renewal term. The Plans may not be amended to increase the maximum amount of payments by the Distributor to Shareholder Servicing Agents without shareholder approval, and all material amendments to the provisions of the Distribution Agreement relating to the Plan must be approved by a vote of the Board of Directors and of the directors who have no direct or indirect interest in the Plan, cast in person at a meeting called for the purpose of such vote. When the Board of Directors of the Fund approved the Plans, the Board of Directors requested and evaluated such information as it deemed reasonably necessary to make an informed determination that the agreements and Plans should be approved. The Board considered and gave appropriate weight to all pertinent factors necessary to reach the good faith judgment that the Plans would benefit the Fund and its shareholders. During the continuance of the Plans, the Distributor will report in writing to the Fund's Board of Directors annually the amounts and purposes of such payments for services rendered to shareholders by securities dealers and financial institutions who have executed Shareholder Servicing Agreements.

In addition, the Cash Reserve Shares of the Prime, Treasury and Tax-Free Series have each adopted a Shareholder Service Plan. Each plan compensates Shareholder Servicing Agents for services for which they are not otherwise being compensated under a dealer or Shareholder Servicing Agreement entered into pursuant to the Plan for the shares. These Shareholder Service Plans will continue in effect from year to year only so long as such continuance is specifically approved at least annually by a vote of the Fund's Board of Directors.

Expenses

ICCC and the Distributor furnish, without cost to the Fund, such personnel as are required for the proper conduct of the Fund's affairs and to carry out their obligations under the Distribution Agreement and the Advisory Agreements. The Advisor maintains, at its own expense and without cost to the Fund, trading functions in order to carry out its obligation to place orders for the purchase and sale of portfolio securities for the Prime, Treasury or Tax-Free Series, as appropriate. The Distributor bears the expenses of printing and distributing prospectuses (other than those prospectuses distributed to existing shareholders of the Fund) and any other promotional or sales literature used by the Distributor or furnished by the Distributor to purchasers or dealers in connection with the public offering of the Fund's shares, the expenses of advertising in connection with such public offering and all legal expenses in connection with the foregoing.

The Fund pays or causes to be paid all other expenses of the Fund, including, without limitation: the fees of the Distributor and ICCC; the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of its cash, portfolio securities and other property, and any share transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and its shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders (prospectuses distributed to prospective shareholders are paid for by the Distributor); all expenses of shareholders' and directors' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel and of independent accountants, in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Fund's operations unless otherwise explicitly assumed by the Distributor or ICCC.

The address of SDI is 222 South Riverside Plaza, Chicago, Illinois 60606-5808.

Expenses which are attributable to any of the Fund's three Series are charged against the income of such Series in determining net income for dividend purposes. Expenses of the Fund which are not directly attributable to the operations of a particular Series are allocated among the Series based upon the relative net assets of each Series. Expenses attributable to a class of shares of a Series are allocated to that class.

                             PORTFOLIO TRANSACTIONS


The Advisor is generally responsible for placing the orders for the purchase and sale of portfolio securities, including the allocation of brokerage.

The policy of the Advisor in placing orders for the purchase and sale of securities for the fund is to seek best execution, taking into account such factors, among others, as price; commission (where applicable); the broker-dealer's ability to ensure that securities will be delivered on settlement date; the willingness of the broker-dealer to commit its capital and purchase a thinly traded security for its own inventory; whether the broker-dealer specializes in block orders or large program trades; the broker-dealer's knowledge of the market and the security; the broker-dealer's ability to maintain confidentiality; the financial condition of the broker-dealer; and whether the broker-dealer has the infrastructure and operational capabilities to execute and settle the trade. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions with commissions charged on comparable transactions and compares the brokerage commissions (if any) paid by the fund to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

Commission rates on transactions in equity securities on U.S. securities exchanges are subject to negotiation. Commission rates on transactions in equity securities on foreign securities exchanges are generally fixed. Purchases and sales of fixed-income securities and other over-the-counter securities are effected on a net basis, without the payment of brokerage commissions. Transactions in fixed income and other over-the-counter securities are generally placed by the Advisor with the principal market makers for these securities unless the Advisor reasonably believes more favorable results are available elsewhere. Transactions with dealers serving as market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues will include an underwriting fee paid to the underwriter. Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker.

It is likely that the broker-dealers selected based on the considerations described in this section will include firms that also sell shares of the fund to their customers. However, the Advisor does not consider sales of shares of the fund as a factor in the selection of broker-dealers to execute portfolio transactions for the fund and, accordingly, has implemented policies and procedures reasonably designed to prevent its traders from considering sales of shares of the fund as a factor in the selection of broker-dealers to execute portfolio transactions for the fund.

The Advisor is permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended ("1934 Act"), when placing portfolio transactions for the fund, to cause the fund to pay brokerage commissions in excess of that which another broker-dealer might charge for executing the same transaction in order to obtain research and brokerage services. The Advisor, however, does not as a matter of policy execute transactions with broker-dealers for the fund in order to obtain research from such broker-dealers that is prepared by third parties (i.e., "third party research"). However, the Advisor may from time to time, in reliance on Section 28(e) of the 1934 Act, obtain proprietary research prepared by the executing broker-dealer in connection with a transaction or transactions through that broker-dealer (i.e., "proprietary research"). Consistent with the Advisor's policy regarding best execution, where more than one broker is believed to be capable of providing best execution for a particular trade, the Advisor may take into consideration the receipt of proprietary research in selecting the broker-dealer to execute the trade. Proprietary research provided by broker-dealers may include, but is not limited to, information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and measurement and analysis of corporate responsibility issues. Proprietary research is typically received in the form of written reports, telephone contacts and personal meetings with security analysts, but may also be provided in the form of access to various computer software and associated hardware, and meetings arranged with corporate and industry representatives.

In reliance on Section 28(e) of the 1934 Act, the Advisor may also select broker-dealers and obtain from them brokerage services in the form of software and/or hardware that is used in connection with executing trades. Typically, this computer software and/or hardware is used by the Advisor to facilitate trading activity with those broker-dealers.

Proprietary research and brokerage services received from a broker-dealer chosen to execute a particular trade may be useful to the Advisor in providing services to clients other than the fund making the trade, and not all such information is used by the Advisor in connection with such fund. Conversely, such information provided to the Advisor by broker-dealers through which other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the fund.

The Advisor will monitor regulatory developments and market practice in the use of client commissions to obtain research and brokerage services, whether proprietary or third party.

Investment decisions for the fund and for other investment accounts managed by the Advisor are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the fund with those to be sold or purchased for other accounts in executing transactions. Purchases or sales are then averaged as to price and commission and allocated as to amount in a manner deemed equitable to each account. While in some cases this practice could have a detrimental effect on the price paid or received by, or on the size of the position obtained or disposed of for, the fund, in other cases it is believed that the ability to engage in volume transactions will be beneficial to the fund.

Deutsche Bank AG or one of its affiliates may act as a broker for the fund and receive brokerage commissions or other transaction-related compensation from the fund in the purchase and sale of securities, options or futures contracts when, in the judgment of the Advisor, and in accordance with procedures approved by the fund's Board, the affiliated broker will be able to obtain a price and execution at least as favorable as those obtained from other qualified brokers and if, in the transaction, the affiliated broker charges the fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions.

SEMIANNUAL AND ANNUAL REPORTS

The Fund furnishes shareholders with semi-annual and annual reports containing information about the Fund and its operations, including a schedule of investments held in the Fund's portfolios and its financial statements.


Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110 is the independent registered public accounting firm to the Fund.

Legal Counsel

Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, NY, 10019-6099 serves as counsel to the Fund.

Transfer Agent


SISC serves as transfer agent of the Fund pursuant to a transfer agency agreement. SISC is headquartered at 222 South Riverside Plaza, Chicago, IL, 60606-5808. Prior to December 16, 2002, ICCC served as the Fund's transfer agent. Under its transfer agency agreement with the Fund, SISC maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and causes to be distributed any dividends and distributions payable by the Fund. SISC is compensated by ICCC out of its administrative fee and may be reimbursed by the Fund for its out-of-pocket expenses.

Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by SISC, not by the Fund.


As compensation for providing transfer agency services, the Fund pays SISC up to $32.64 per account per year plus reimbursement for out-of-pocket expenses incurred in connection therewith. For the fiscal year ended March 31, 2005, transfer agent fees totaled $1,846,823 for the Prime Series, $270,568 for the Treasury Series and $485,128 for the Tax-Free Series.

Custodian

As of April 11, 2003, State Street Bank and Trust Company ("SSB"), 225 Franklin Street, Boston, MA 02110, serves as custodian for the Fund. For the fiscal year ended March 31, 2005, SSB was paid $119,858 for the Prime Series, $17,878 for the Treasury Series and $32,667 for the Tax-Free Series as compensation for providing custody services to the Fund.

Accounting Services


During the year ended March 31, 2005, ICCC was the Fund's accounting agent. ICCC has reached an agreement with Scudder Fund Accounting Corporation ("SFAC"), an affiliate of the Advisor, to be responsible for determining the daily net asset value per share of each series of the Fund and shall prepare and maintain all accounts and records of each series of the Fund. SFAC is compensated by ICCC out of the accounting services fees it receives and may be reimbursed by the Fund for its out-of-pocket fees. SFAC is located at Two International Place, Boston, Massachusetts, 02110-4103. SFAC has retained SSB as a sub-agent that performs fund accounting and administration services under the fund accounting agreement and under the Master Services Agreement. The Administrative Services Appendix to the Master Services Agreement provides that the Administrator, in return for its fee, will (a) supervise and manage all aspects of the Fund's operations, other than portfolio management and distribution; (b) provide the Fund with such executive, administrative, clerical and bookkeeping services as are deemed advisable by the Fund's Board of Directors; (c) provide the Fund with, or obtain for it, adequate office space and all necessary office equipment and services including all items for any offices as are deemed advisable by the Fund's Board of Directors; (d) supervise the operations of the Fund's transfer and dividend disbursing agent; and (e) arrange, but not pay for, the periodic updating of prospectuses and supplements thereto, proxy material, tax returns, reports to the Fund's shareholders and reports to and filings with the SEC and State Blue Sky authorities. SSB is compensated by SFAC for accounting services performed.

As compensation for providing accounting services to each Series of the Fund, ICCC receives an annual fee, calculated daily and paid monthly as shown below.

     Average Daily Net Assets       Incremental Annual Accounting Fee Per Series
     ------------------------       --------------------------------------------

              $0-$10,000,000                     $13,000 (fixed fee)
     $10,000,000-$20,000,000                           0.100%
     $20,000,000-$30,000,000                           0.080%
     $30,000,000-$40,000,000                           0.060%
     $40,000,000-$50,000,000                           0.050%
     $50,000,000-$60,000,000                           0.040%
     $60,000,000-$70,000,000                           0.030%
    $70,000,000-$100,000,000                           0.020%
   $100,000,000-$500,000,000                           0.015%
 $500,000,000-$1,000,000,000                           0.005%
         over $1,000,000,000                           0.001%

In addition, each Series, as appropriate, will reimburse ICCC for the following out-of-pocket expenses incurred in connection with ICCC's performance of accounting services for such Series: express delivery, independent pricing and storage.


For the fiscal year ended March 31, 2005, ICCC received fees of $152,685 for providing accounting services to the Prime Series, 114,688 for providing accounting services to the Treasury Series and $138,464 for providing accounting services to the Tax-Free Series.


                              FINANCIAL STATEMENTS


The financial statements for the Fund for the fiscal year ended March 31, 2005 are incorporated herein by reference to the Fund's Annual Report, which has been filed with the SEC, dated March 31, 2005.

                             ADDITIONAL INFORMATION

Internet Access


Other Information

The CUSIP numbers for each class of the Fund are:


Cash Reserve Fund                         Class A Shares: 251521209
                                          Class B Shares: 251521308
                                          Class C Shares: 251521100
                                          Prime Shares: 014471108
                                          Treasury Shares: 014471207
                                          Tax-Free Shares: 014470801
                                          Prime Inst. Shares: 014470405
                                          Treasury Inst. Shares: 014470504
                                          Tax Free Inst. Shares: 014470868


The Cash Reserve Fund has a fiscal year ending March 31st.

The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby.

The Fund has filed with the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549, a Registration Statement under the 1933 Act with respect to the securities of the Fund. If further information is desired with respect to the Fund reference is made to the Registration Statement and the exhibits filed as a part thereof. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                                   APPENDIX A

Description of Securities Ratings

Corporate Bond Ratings

Description of S&P's Corporate Bond Ratings:

AAA -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

Plus (+) or Minus (-) -- S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

Description of Moody's Corporate Bond Ratings:

Aaa -- Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present making the long-term risks appear somewhat larger than in Aaa securities.

Numerical Modifiers (1, 2, 3) -- Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Fitch's Corporate Bond Ratings:

AAA -- Bonds rated AAA have the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is unlikely to be adversely affected by foreseeable events.

AA -- Bonds rated AA have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

Municipal Bond Ratings

Description of S&P's Municipal Bond Ratings:

AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated "AA" differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

Plus (+) or Minus (-) -- S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Description of Moody's Municipal Bond Ratings:

Aaa -- Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Numerical Modifiers (1, 2, 3) -- Moody's may apply the numerical modifier in each generic rating classification from Aa through Caa. The modifier 1 indicates that the security ranks in the higher end of its generic rating classification; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the security ranks in the lower end of its generic rating classification.

Municipal Note Ratings

Description of S&P's Municipal Note Ratings:

Municipal notes with maturities of three years or less are usually given note ratings to distinguish more clearly the credit quality of notes as compared to bonds.

SP-1 -- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Description of Moody's Municipal Note Ratings:

MIG-1/VMIG-1 -- The best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2/VMIG-2 -- High quality, with ample margins of protection, although not as large as the preceding group.

Short-Term Ratings

Description of S&P Short-Term Ratings:

A-1 -- The highest ratings category by S&P. The obligors capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 -- Somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Description of Moody's Short-Term Ratings:

Prime-1 -- Have a superior ability for repayment of senior short-term debt obligations.

Prime-2 -- Have a strong ability for repayment of senior short-term debt obligations.

Description of Fitch's Short-Term Ratings:

F1+ -- Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments. The Plus (+) denotes exceptionally strong credit quality.

F1 -- Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.

                                     PART C

                                OTHER INFORMATION

Item 22           Exhibits
-------           --------

             (a)      (1)    Articles of Incorporation incorporated by reference to Exhibit (1)(a) to
                             Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A
                             (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR
                             (Accession No. 950116-96-000690) on July 30, 1996.

                      (2)    Articles Supplementary to Articles of Incorporation dated June 28, 1990 incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 27 to Registrant's
                             Registration Statement on Form N- 1A (File No. 2-72658), filed with the Securities and
                             Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

                      (3)    Articles Supplementary to Articles of Incorporation dated July 31, 1990 incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 27 to Registrant's
                             Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and
                             Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

                      (4)    Articles Supplementary to Articles of Incorporation dated May 6, 1992 incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 27 to Registrant's
                             Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and
                             Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

                      (5)    Articles Supplementary to Articles of Incorporation, dated December 31, 1994 incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 27 to
                             Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the
                             Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July
                             30, 1996.

                      (6)    Articles Supplementary to Articles of Incorporation dated December 29, 1995 incorporated by reference to Exhibit (1)(f) to Post-Effective Amendment No. 28 to
                             Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the
                             Securities and Exchange Commission via EDGAR (Accession No. 950116-97-000573) on March
                             27, 1997.

                      (7)    Articles Supplementary to Articles of Incorporation dated October 8, 1996 incorporated by reference to Exhibit (1)(g) to Post-Effective Amendment No. 28 to Registrant's
                             Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and
                             Exchange Commission via EDGAR (Accession No. 950116-97-000573) on March 27, 1997.

                      (8)    Articles Supplementary to Articles of Incorporation dated March 28, 1997 incorporated by reference to Exhibit (1)(h) to Post-Effective Amendment No. 29 to Registrant's
                             Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and
                             Exchange Commission via EDGAR (Accession No. 950116-97-001360) on July 29, 1997.

                                       1

                      (9)    Articles Supplementary to Articles of Incorporation dated June 17, 1997 incorporated by reference to Exhibit (1)(i) to Post-Effective Amendment No. 29 to Registrant's
                             Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and
                             Exchange Commission via EDGAR (Accession No. 950116-97-001360) on July 29, 1997.


                      (10)   Articles of Amendment to Articles of Incorporation, as filed with the Maryland State
                             Department of Assessments and Taxation on August 29, 1997 incorporated by reference to
                             Exhibit (1)(j) to Post-Effective Amendment No. 30 to Registrant's Registration
                             Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange
                             Commission via EDGAR (Accession No 950116-98-001581) on July 29, 1998.

                      (11)   Articles Supplementary to Articles of Incorporation, as filed with the Maryland State
                             Department of Assessments and Taxation on April 3, 1998 incorporated by reference to
                             Exhibit (1)(k) to Post-Effective Amendment No. 30 to Registrant's Registration
                             Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange
                             Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

                      (12)   Articles Supplementary to Articles of Incorporation, as filed with the Maryland State
                             Department of Assessments and Taxation on April 14, 1999 incorporated by reference to
                             Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A
                             (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on
                             June 1, 1999.

                      (13)   Articles of Amendment to Articles of Incorporation, dated July 27, 1999, incorporated by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement
                             on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via
                             EDGAR on December 30, 1999.

                      (14)   Articles Supplementary to Articles of Incorporation, as filed with the Maryland State
                             Department of Assessments and Taxation on October 5, 1999 incorporated by reference to
                             Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A
                             (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on
                             November 9, 1999.

                      (15)   Articles Supplementary to Articles of Incorporation, as filed with the Maryland State
                             Department of Assessments and Taxation on March 23, 2000 incorporated by reference to
                             Post-Effective No. 34 to Registrant's Registration Statement on Form N-1A (File
                             No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on July 28,
                             2000.

                      (16)   Articles of Amendment to Articles of Incorporation, dated April 4, 2002, incorporated by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement
                             on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on July 29,
                             2002.

                      (17)   Articles of Amendment to Articles of Incorporation, effective July 31, 2003, incorporated by reference to Post-Effective No. 38 to Registrant's Registration
                             Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange
                             Commission via EDGAR on July 29, 2003.

             (b)      (1)    By-Laws as amended through July 28, 1999, incorporated by reference to Post-Effective
                             No. 34 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on July 28, 2000.

                                       2

                      (2)    Amendment to By-Laws, effective December 18, 2002, incorporated by reference to
                             Post-Effective No. 38 to Registrant's Registration Statement on Form N-1A (File
                             No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on July 29,
                             2003.

             (c)             Instruments Defining Rights of Security Holders with respect to Prime Series Shares and Treasury Shares is incorporated by reference to Exhibit (1)(a) (Articles of
                             Incorporation) and Exhibit 2 (By-Laws) to Post-Effective Amendment No. 27 to
                             Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the
                             Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July
                             30, 1996.

             (d)      (1)    Investment Advisory Agreement dated June 4, 1999, between Registrant and Investment
                             Company Capital Corp. with respect to the Prime Series, incorporated by reference to
                             Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A
                             (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on
                             November 9, 1999.

                      (2)    Investment Advisory Agreement dated June 4, 1999, between Registrant and Investment
                             Company Capital Corp. with respect to the Treasury Series, incorporated by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A
                             (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on
                             November 9, 1999.

                      (3)    Investment Advisory Agreement dated June 4, 1999, between Registrant and Investment
                             Company Capital Corp. with respect to the Tax-Free Series, incorporated by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A
                             (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on
                             November 9, 1999.

                      (4)    Expense Limitation Agreement, with respect to the Treasury Series, incorporated by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on
                             Form N-1A, filed with the Securities and Exchange Commission via EDGAR on July 29,
                             2002.

             (e)      (1)    Distribution Agreement dated August 31, 1997 between ICC Distributors, Inc. and
                             Registrant incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment
                             No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581)
                             on July 29, 1998.

                      (2)    Form of Sub-Distribution Agreement, incorporated by reference to Post-Effective
                             Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File
                             No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession
                             No. 0000950109-01-502422) on July 30, 2001.

                      (3)    Form of Shareholder Servicing Agreement between ICC Distributors, Inc. and
                             Participating Broker-Dealers, incorporated by reference to Post-Effective Amendment
                             No. 36 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession
                             No. 0000950109-01-502422) on July 30, 2001.

                      (4)    Shareholder Service Plan with respect to the Prime Series incorporated by reference to
                             Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A
                             (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on
                             June 1, 1999.

                                       3

                      (5)    Shareholder Service Plan with respect to the Treasury Series incorporated by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A
                             (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on
                             June 1, 1999.

                      (6)    Shareholder Service Plan with respect to the Tax-Free Series incorporated by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A
                             (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on
                             June 1, 1999.

                      (7)    Distribution Agreement dated August 19, 2002, between Registrant and Scudder
                             Distributors, Inc., incorporated by reference to Post-Effective No. 38 to Registrant's
                             Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and
                             Exchange Commission via EDGAR on July 29, 2003.

             (f)             Not Applicable

             (g)      (1)    Custodian Agreement between Registrant and Bankers Trust Company dated June 5, 1998 incorporated by reference to Exhibit (8) to Post-Effective Amendment No. 30 to
                             Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the
                             Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July
                             29, 1998.

                      (2)    Custodian Agreement dated April 1, 2003, between Registrant and State Street Bank and
                             Trust Company, incorporated by reference to Post-Effective No. 38 to Registrant's
                             Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and
                             Exchange Commission via EDGAR on July 29, 2003.

             (h)      (1)    Master Services Agreement (for transfer agency and accounting services for the Fund )
                             between Registrant and Investment Company Capital Corp. incorporated by reference to
                             Exhibit 9 to Post-Effective Amendment No. 27 to Registrant's Registration Statement on
                             Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via
                             EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

                      (2)    Amendment to Master Services Agreement dated September 3, 2002, between Registrant and
                             Investment Company Capital Corp., incorporated by reference to Post-Effective No. 38 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the
                             Securities and Exchange Commission via EDGAR on July 29, 2003.

                      (3)    Fund Accounting Agreement dated June 3, 2002, between Investment Company Capital Corp.
                             and Scudder Fund Accounting Corporation, incorporated by reference to Post-Effective
                             No. 38 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on July 29, 2003.

                      (4)    Sub-Administration and Sub-Fund Accounting Agreement dated April 1, 2003, between
                             Investment Company Capital Corp., Scudder Fund Accounting Corporation and State Street
                             Bank and Trust Company, incorporated by reference to Post-Effective No. 39 to
                             Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the
                             Securities and Exchange Commission via EDGAR on July 28, 2004.

                                       4

                      (5)    Transfer Agency Agreement dated December 16, 2002 between the Registrant and Scudder
                             Investments Service Company, incorporated by reference to Post-Effective No. 39 to
                             Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the
                             Securities and Exchange Commission via EDGAR on July 28, 2004.

                      (6)    Agency Agreement dated January 15, 2003, between Scudder Investments Service Company and DST Systems, Inc., incorporated by reference to Post-Effective No. 38 to
                             Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the
                             Securities and Exchange Commission via EDGAR on July 29, 2003.

             (i)             Opinions of Counsel, two opinions incorporated by reference to Post-Effective No. 39 to Registrant's
                             Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and
                             Exchange Commission via EDGAR on July 28, 2004.

             (j)             Consent of Independent Accountants, filed herewith.

             (k)             Not Applicable.

             (l)             Not Applicable.

             (m)      (1)    Distribution Plan with respect to BT Alex. Brown Cash Reserve Prime Shares (now known as Deutsche Bank Alex. Brown Cash Reserve Prime Shares)  incorporated by reference to
                             Exhibit (15)(a) to Post-Effective Amendment No. 30 to Registrant's Registration
                             Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange
                             Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.
                      (2)    Distribution Plan with respect to Flag Investors Cash Reserve Prime Shares--Class A
                             (now known as Deutsche Asset Management Cash Reserve Prime Shares - Class A)
                             incorporated by reference to Exhibit (15)(b) to Post-Effective Amendment No. 30 to
                             Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the
                             Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July
                             29, 1998.

                      (3)    Distribution Plan with respect to Flag Investors Cash Reserve Prime Shares-Class B
                             (now known as Deutsche Asset Management Cash Reserve Prime Shares--Class B)
                             incorporated by reference to Exhibit (15)(c) to Post-Effective Amendment No. 30 to
                             Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the
                             Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July
                             29, 1998.

                      (4)    Distribution Plan with respect to Quality Cash Reserve Prime Shares incorporated by reference to Exhibit (15)(d) to Post-Effective Amendment No. 30 to Registrant's
                             Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and
                             Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

                      (5)    Distribution Plan with respect to BT Alex. Brown Cash Reserve Treasury Shares (now known as Deutsche Bank Alex. Brown Cash Reserve Treasury Shares) incorporated by reference to Exhibit (15)(e) to Post-Effective Amendment No. 30 to Registrant's
                             Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and
                             Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

                                       5

                      (6)    Distribution Plan with respect to BT Alex. Brown Cash Reserve Tax-Free Shares (now known as Deutsche Bank Alex. Brown Cash Reserve Tax-Free Shares) incorporated by reference to Exhibit (15)(f) to Post-Effective Amendment No. 30 to Registrant's
                             Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and
                             Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

                      (7)    Distribution Plan with respect to Flag Investors Cash Reserve Prime Shares - Class C
                             (now known as Deutsche Asset Management Cash Reserve Prime Shares - Class C),
                             incorporated by reference to Post-Effective No. 34 to Registrant's Registration
                             Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange
                             Commission via EDGAR on July 28, 2000.

             (n)      (1)    Registrant's 18f-3 Plan incorporated by reference to Exhibit (18)(a) to Post-Effective
                             Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File
                             No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession
                             No. 950116-96-000690) on July 29, 1996.

                      (2)    Registrant's Amended 18f-3 Plan incorporated by reference to Exhibit (18)(b) to
                             Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A
                             (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR
                             (Accession No. 950116-97-001360) on July 29, 1997.

                      (3)    Registrant's 18f-3 Plan, with exhibits through March 27, 1998 incorporated by reference to Exhibit (18)(c) to Post-Effective Amendment No. 30 to Registrant's
                             Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and
                             Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

                      (4)    Registrant's Amended 18f-3 Plan, incorporated by reference to Post-Effective No. 34 to
                             Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the
                             Securities and Exchange Commission via EDGAR on July 28, 2000.

                      (5)    Registrant's Amended 18f-3 Plan, incorporated by reference to Post-Effective Amendment
                             No. 36 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession
                             No. 0000950109-01-502422) on July 30, 2001.

             (p)      (1)    Flag Investors Funds Consolidated Code of Ethics dated June 1, 2002, as amended through September 25, 2001 incorporated by reference to Post-Effective Amendment
                             No. 37 to the Registrant's Registration Statement on Form N-1A, filed with the
                             Securities and Exchange Commission via EDGAR on July 29, 2002.

                      (2)    Deutsche Asset Management Code of Ethics, incorporated by reference to Post-Effective
                             Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File
                             No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession
                             No. 0000950109-01-502422) on July 30, 2001.

                      (3)    Consolidated Deutsche Asset Management Code of Ethics for the Advisor, incorporated by reference to Post-Effective No. 38 to Registrant's Registration Statement on Form N-1A
                             (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on
                             July 29, 2003.

                                       6

                      (4)    Code of Ethics for Deutsche Asset Management, Inc. - U.S., dated February 1, 2004, incorporated by reference to Post-Effective No. 39 to Registrant's Registration
                             Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange
                             Commission via EDGAR on July 28, 2004.

                      (q)    Powers of Attorney, filed herein.

Item 23           Persons Controlled by or under Common  Control With Registrant
-------           -------------------------------------  -----------------------

                  Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

                  None.

Item 24           Indemnification
-------           ---------------

                  State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in their official capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

                  Sections a, b, c and d of Article IX of Registrant's Articles of Incorporation included as Exhibit (a) to this Registration Statement and incorporated herein by reference, provide as follows:

                  (a) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

                  (b) The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may By-Law, resolution or agreement make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

                  (c) No provision of this Article shall be effective to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  (d) References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall affect any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Investment Company Act of 1940 and will be governed by the final adjudication of such issue. In the absence of a determination by a court of competent jurisdiction, the determinations that indemnification against such liabilities is proper, and advances can be made, are made by a majority of a quorum of the disinterested, non-party directors of the Fund, or an independent legal counsel in a written opinion, based on review of readily available facts.

Item 25           Business and Other Connections of Investment Advisor
-------           ----------------------------------------------------

                  During the last two fiscal years, no director or officer of Deutsche Investment Management Americas Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 26           Principal Underwriters
-------           ----------------------

         (a)

         Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for registered open-end management investment companies other funds managed by Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc. and Investment Company Capital Corp.

         (b)

         Information on the officers and directors of Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                      (1)                                 (2)                                (3)
           Scudder Distributors,
           Inc.
           Name and Principal            Positions and Offices with              Positions and
           Business Address              Scudder Distributors, Inc.              Offices with Registrant
           ----------------              --------------------------              -----------------------

           Vincent J. Esposito           Chief  Executive  Officer,   Chairman   None
           60 Wall Street                and Director
           New York, NY 10005

           Michael L. Gallagher          President and Director                  None
           222 South Riverside Plaza
           Chicago, IL  60606

           Ralph Mattone                 Chief Financial Officer and Treasurer   None
           60 Wall Street
           New York, NY  10005

           Michael Volo                  Chief  Operating   Officer  and  Vice   None
           1325 Avenue of the            President
           Americas
           New York, NY  10019

                                       8

                      (1)                                 (2)                                (3)
           Scudder Distributors,
           Inc.
           Name and Principal            Positions and Offices with              Positions and
           Business Address              Scudder Distributors, Inc.              Offices with Registrant
           ----------------              --------------------------              -----------------------

           Caroline Pearson              Secretary                               Assistant Secretary
           Two International Place
           Boston, MA  02110-4103

           Donna M. White                Chief Compliance Officer                None
           1251 Avenue of the
           Americas
           New York, NY 10020

           David Edlin                   Vice President                          None
           222 South Riverside Plaza
           Chicago, IL  60606

           Robert Froelich               Vice President                          None
           222 South Riverside Plaza
           Chicago, IL  60606

           M. Patrick Donovan            Vice     President    &    Anti-Money   None
           Two International Place       Laundering Compliance Officer
           Boston, MA  02110-4103

           Thomas Winnick                Vice President                          None
           1325 Avenue of the
           Americas
           New York, NY  10019

           Philip J. Collora             Assistant Secretary                     None
           222 South Riverside Plaza
           Chicago, IL  60606

         (c)      Not applicable

Item 27           Location of Accounts and Records
-------           --------------------------------

                  Cash Reserve Fund, Inc.                                Deutsche Asset Management
                  (Registrant)                                           One South Street
                                                                         Baltimore, MD 21202

                  Investment Company Capital Corp.                       One South Street
                  (Advisor and Administrator)                            Baltimore, MD 21202

                  Scudder Investments Service Company                    222 South Riverside Plaza
                  (Transfer Agent)                                       Chicago, IL 60606

                  Scudder Fund Accounting Corp.                          345 Park Avenue
                  (Fund Accounting Agent)                                New York, NY 10154

                  State Street Bank & Trust                              One Heritage Drive - JPB/2N
                  Company (Sub-Administrator/ Accounting Agent and       North Quincy, MA 02171
                  Custodian)

                                       9

                  Scudder Distributors, Inc.                             222 South Riverside Plaza
                  (Distributor)                                          Chicago, IL 60606

                  DST Systems, Inc.                                      333 West 11th Street, 5th Floor
                  (Sub-Transfer Agent)                                   Kansas City, MO 64105

Item 28           Management Services
-------           -------------------

                  Furnish a summary of the substantive provisions of any management related service contract not discussed in Part I of this Form (because the contract was not believed to be material to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

                  None.

Item 29           Undertakings
-------           ------------

                  None.

                                   SIGNATURES
                                   ----------

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York, on the 25th day of July, 2005.

                                       CASH RESERVE FUND, INC.

                                       By:   /s/Julian F. Sluyters
                                             -----------------------------
                                             Julian F. Sluyters
                                             Chief Executive Officer

            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                          TITLE                                          DATE
---------                          -----                                          ----

/s/Julian F. Sluyters
-----------------------
Julian F. Sluyters                  Chief Executive Officer                       July 25, 2005

/s/Joseph R. Hardiman
------------------------
Joseph R. Hardiman*                 Chairman and Director                         July 25, 2005

/s/Paul Schubert
------------------------
Paul Schubert                       Chief Financial Officer                       July 25, 2005

/s/Richard R. Burt
------------------------
Richard R. Burt*                    Director                                      July 25, 2005

/s/S. Leland Dill
------------------------
S. Leland Dill*                     Director                                      July 25, 2005

/s/Martin J. Gruber
------------------------
Martin J. Gruber*                   Director                                      July 25, 2005

/s/Richard J. Herring
------------------------
Richard J. Herring*                 Director                                      July 25, 2005

/s/Graham E. Jones
------------------------
Graham E. Jones*                    Director                                      July 25, 2005

/s/Rebecca W. Rimel
------------------------
Rebecca W. Rimel*                   Director                                      July 25, 2005

/s/Philip Saunders, Jr.
------------------------
Philip Saunders, Jr.*               Director                                       July 25, 2005

/s/William N. Searcy
------------------------
William N. Searcy*                  Director                                      July 25, 2005

/s/William N. Shiebler
------------------------
William N. Shiebler*                Director                                      July 25, 2005

*By:     /s/Caroline Pearson
         ------------------------------
         Caroline Pearson**
         Assistant Secretary

** Attorney-in-fact pursuant to the powers of attorney as filed herein.

                                  EXHIBIT INDEX

                            CASH RESERVES FUND, INC.
                            ------------------------

                                    Exhibit j

                                    Exhibit q



                                       11